UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335
Exact name of registrant as specified in charter:	Optimum Fund Trust
Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106
Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2020

Item 1. Reports to Stockholders
Semiannual report
Optimum Fixed Income Fund

Optimum International Fund

Optimum Large Cap Growth Fund

Optimum Large Cap Value Fund

Optimum Small-Mid Cap Growth Fund

Optimum Small-Mid Cap Value Fund
September 30, 2020
Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.
You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 914-0278. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Optimum Funds or your financial intermediary.
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting
optimummutualfunds.com/literature or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.
The Funds are governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of September 30, 2020, and subject to change for events occurring after such date.
The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. Investment products and advisory services are distributed and offered by and referred through affiliates which include Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and Macquarie Investment Management Business Trust (MIMBT), a Securities and Exchange Commission (SEC)-registered investment advisor. Investment advisory services are provided by a series of MIMBT. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide. Delaware Funds by Macquarie refers to certain investment solutions that MIM distributes, offers, refers, or advises.
All third-party marks cited are the property of their respective owners.
© 2020 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from April 1, 2020 to September 30, 2020 (Unaudited)
The investment objective of Optimum Fixed Income Fund is to seek a high level of income, and it may also seek growth of capital.
The investment objective of Optimum International Fund is to seek long-term growth of capital, and it may also seek income.
The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.
The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital, and it may also seek income.
The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.
The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2020 to September 30, 2020.
Actual Expenses
The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.
Optimum Fixed Income Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio	Expenses Paid During Period 4/1/20 to 9/30/20*
Actual Fund return†
Class A	$1,000.00	$1,068.30	1.06%	$5.50
Class C	1,000.00	1,064.10	1.81%	9.37
Institutional Class	1,000.00	1,069.40	0.81%	4.20
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.75	1.06%	$5.37
Class C	1,000.00	1,015.99	1.81%	9.15
Institutional Class	1,000.00	1,021.01	0.81%	4.10
Optimum International Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio	Expenses Paid During Period 4/1/20 to 9/30/20*
Actual Fund return†
Class A	$1,000.00	$1,214.30	1.34%	$7.44
Class C	1,000.00	1,210.80	2.09%	11.58
Institutional Class	1,000.00	1,215.80	1.09%	6.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.35	1.34%	$6.78
Class C	1,000.00	1,014.59	2.09%	10.56
Institutional Class	1,000.00	1,019.60	1.09%	5.52

(continues)

Disclosure of Fund expenses
Optimum Large Cap Growth Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio	Expenses Paid During Period 4/1/20 to 9/30/20*
Actual Fund return†
Class A	$1,000.00	$1,425.50	1.23%	$7.48
Class C	1,000.00	1,420.10	1.98%	12.01
Institutional Class	1,000.00	1,427.10	0.98%	5.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.23%	$6.23
Class C	1,000.00	1,015.14	1.98%	10.00
Institutional Class	1,000.00	1,020.16	0.98%	4.96
Optimum Large Cap Value Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio	Expenses Paid During Period 4/1/20 to 9/30/20*
Actual Fund return†
Class A	$1,000.00	$1,202.70	1.20%	$6.63
Class C	1,000.00	1,198.30	1.95%	10.75
Institutional Class	1,000.00	1,204.50	0.95%	5.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.20%	$6.07
Class C	1,000.00	1,015.29	1.95%	9.85
Institutional Class	1,000.00	1,020.31	0.95%	4.81
Optimum Small-Mid Cap Growth Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio	Expenses Paid During Period 4/1/20 to 9/30/20*
Actual Fund return†
Class A	$1,000.00	$1,539.80	1.55%	$9.87
Class C	1,000.00	1,534.90	2.30%	14.62
Institutional Class	1,000.00	1,542.20	1.30%	8.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.30	1.55%	$7.84
Class C	1,000.00	1,013.54	2.30%	11.61
Institutional Class	1,000.00	1,018.55	1.30%	6.58
Optimum Small-Mid Cap Value Fund
Expense analysis of an investment of $1,000
	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio	Expenses Paid During Period 4/1/20 to 9/30/20*
Actual Fund return†
Class A	$1,000.00	$1,246.40	1.47%	$8.28
Class C	1,000.00	1,242.40	2.22%	12.48
Institutional Class	1,000.00	1,248.30	1.22%	6.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.47%	$7.44
Class C	1,000.00	1,013.94	2.22%	11.21
Institutional Class	1,000.00	1,018.95	1.22%	6.17
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.
In addition to the Funds’ expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables above do not reflect the expenses of the Underlying Funds.

Security type / sector allocations
Optimum Fixed Income Fund
As of September 30, 2020 (Unaudited)
Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund's sector designations.
Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.03%
Agency Collateralized Mortgage Obligations	2.75%
Agency Commercial Mortgage-Backed Securities	0.46%
Agency Mortgage-Backed Securities	18.94%
Agency Obligation	0.09%
Collateralized Debt Obligations	1.90%
Corporate Bonds	41.06%
Banking	10.86%
Basic Industry	2.36%
Brokerage	0.21%
Capital Goods	2.13%
Communications	5.25%
Consumer Cyclical	2.84%
Consumer Non-Cyclical	4.84%
Energy	3.99%
Finance Companies	1.32%
Insurance	0.68%
Real Estate Investment Trusts	1.02%
Technology	1.39%
Security type / sector	Percentage of net assets
Transportation	1.05%
Utilities	3.12%
Municipal Bonds	0.61%
Non-Agency Asset-Backed Securities	2.64%
Non-Agency Collateralized Mortgage Obligations	2.09%
Non-Agency Commercial Mortgage-Backed Securities	4.43%
Loan Agreements	2.34%
Regional Bond	0.08%
Sovereign Bonds	2.14%
Supranational Banks	0.03%
US Treasury Obligations	26.19%
Common Stock	0.00%
Preferred Stock	0.02%
Short-Term Investments	9.12%
Options Written	(0.01%)
Total Value of Securities	114.91%
Liabilities Net of Receivables and Other Assets	(14.91%)
Total Net Assets	100.00%

(continues)

Security type / sector and country allocations
Optimum International Fund
As of September 30, 2020 (Unaudited)
Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund's sector designations.
Security type / country	Percentage of net assets
Common Stock by Country	98.00%
Australia	4.10%
Austria	1.58%
Belgium	0.61%
Brazil	3.13%
Canada	2.44%
Chile	0.55%
China/Hong Kong	12.19%
Colombia	1.40%
Denmark	1.71%
Finland	0.54%
France	3.46%
Germany	5.15%
Greece	0.01%
Hungary	0.24%
India	1.90%
Ireland	2.09%
Israel	2.61%
Italy	2.11%
Japan	8.30%
Luxembourg	1.17%
Malaysia	0.04%
Malta	0.12%
Mexico	0.99%
Netherlands	5.64%
New Zealand	0.64%
Norway	2.92%
Philippines	0.02%
Poland	0.11%
Republic of Korea	5.20%
Russia	0.02%
Singapore	1.04%
South Africa	0.03%
Spain	1.39%
Sweden	2.99%
Security type / country	Percentage of net assets
Switzerland	5.29%
Taiwan	6.77%
Thailand	0.07%
Turkey	0.44%
Ukraine	0.34%
United Kingdom	5.33%
United States	3.28%
Zambia	0.04%
Preferred Stock	0.08%
Short-Term Investments	1.60%
Securities Lending Collateral	3.21%
Total Value of Securities	102.89%
Obligation to Return Securities Lending Collateral	(3.21%)
Receivables and Other Assets Net of Liabilities	0.32%
Total Net Assets	100.00%
Common stock and preferred stock by sector	Percentage of net assets
Communication Services	7.13%
Consumer Discretionary	12.83%
Consumer Staples	5.47%
Energy	5.09%
Financials	14.30%
Healthcare	14.38%
Industrials	10.04%
Information Technology	18.48%
Materials	8.54%
Real Estate	1.57%
Utilities	0.25%
Total	98.08%

Security type / sector allocations and top 10
equity holdings
Optimum Large Cap Growth Fund
As of September 30, 2020 (Unaudited)
Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund's sector designations.
Security type / sector	Percentage of net assets
Common Stock♦	99.29%
Communication Services	13.44%
Consumer Discretionary	20.96%
Consumer Staples	1.92%
Financials	1.64%
Healthcare	12.14%
Industrials	8.41%
Information Technology*	39.01%
Materials	0.86%
Real Estate	0.91%
Convertible Preferred Stock	0.22%
Short-Term Investments	0.65%
Total Value of Securities	100.16%
Liabilities Net of Receivables and Other Assets	(0.16%)
Total Net Assets	100.00%
♦Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*To monitor compliance with Optimum Large Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector for this Fund consisted of Commercial Services, Computers, Diversified Financial Services, Internet, Semiconductors, and Software. As of September 30, 2020, such amounts, as percentage of total net assets, were 1.65%, 5.51%, 4.89%, 0.98%, 6.14%, and 19.84%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings	Percentage of net assets
Amazon.com	10.37%
Microsoft	6.89%
Facebook Class A	5.56%
Apple	5.34%
Visa Class A	3.48%
salesforce.com	2.87%
Alibaba Group Holding ADR	2.76%
UnitedHealth Group	2.55%
NVIDIA	2.09%
Adobe	2.07%

(continues)

Security type / sector allocations and top 10
equity holdings
Optimum Large Cap Value Fund
As of September 30, 2020 (Unaudited)
Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund's sector designations.
Security type / sector	Percentage of net assets
Common Stock	98.44%
Communication Services	7.19%
Consumer Discretionary	4.03%
Consumer Staples	6.84%
Energy	3.09%
Financials	22.04%
Healthcare	18.32%
Industrials	14.90%
Information Technology	9.14%
Materials	4.39%
Real Estate	1.94%
Utilities	6.56%
Short-Term Investments	1.45%
Total Value of Securities	99.89%
Receivables and Other Assets Net of Liabilities	0.11%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings	Percentage of net assets
JPMorgan Chase & Co.	3.56%
Johnson & Johnson	3.37%
Comcast Class A	2.83%
Medtronic	2.69%
Thermo Fisher Scientific	2.06%
Honeywell International	2.00%
Duke Energy	1.92%
Verizon Communications	1.76%
Northrop Grumman	1.64%
Cigna	1.49%

Security type / sector allocations and top 10
equity holdings
Optimum Small-Mid Cap Growth Fund
As of September 30, 2020 (Unaudited)
Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund's sector designations.
Security type / sector	Percentage of net assets
Common Stock♦	98.37%
Communication Services	1.17%
Consumer Discretionary	17.24%
Consumer Staples	2.74%
Energy	0.14%
Financials	9.12%
Healthcare*	28.09%
Industrials	13.64%
Information Technology	24.70%
Materials	1.22%
Real Estate	0.31%
Convertible Preferred Stock	0.21%
Warrant	0.00%
Short-Term Investments	1.55%
Total Value of Securities	100.13%
Liabilities Net of Receivables and Other Assets	(0.13%)
Total Net Assets	100.00%
♦Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*To monitor compliance with Optimum Small-Mid Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Healthcare sector (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of Biotechnology, Commercial Services, Healthcare-Products, Healthcare-Services, Pharmaceuticals, Retail, Software, and Transportation. As of September 30, 2020, such amounts, as percentage of total net assets, were 6.17%, 0.66%, 11.11%, 3.33%, 4.67%, 0.37%, 1.57%, and 0.21%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare sector for financial reporting purposes may exceed 25%.
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings	Percentage of net assets
Nuance Communications	2.44%
Horizon Therapeutics	2.41%
SVB Financial Group	2.27%
Zendesk	1.94%
Tandem Diabetes Care	1.92%
Floor & Decor Holdings Class A	1.83%
Natera	1.76%
Masonite International	1.75%
Insulet	1.60%
Inspire Medical Systems	1.46%

(continues)

Security type / sector allocations and top 10
equity holdings
Optimum Small-Mid Cap Value Fund
As of September 30, 2020 (Unaudited)
Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund's sector designations.
Security type / sector	Percentage of net assets
Common Stock	99.13%
Communication Services	1.49%
Consumer Discretionary	12.52%
Consumer Staples	4.56%
Energy	1.66%
Financials	22.30%
Healthcare	7.12%
Industrials	15.86%
Information Technology	10.53%
Materials	8.70%
Real Estate	9.14%
Utilities	5.25%
Short-Term Investments	0.73%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%
Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings	Percentage of net assets
Sonic Automotive Class A	1.52%
Huntsman	1.46%
Alliant Energy	1.45%
IDACORP	1.33%
Westrock	1.28%
Assurant	1.23%
TCF Financial	1.20%
Albemarle	1.19%
Nomad Foods	1.18%
Houlihan Lokey	1.15%

Schedules of investments
Optimum Fixed Income Fund
September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Securities — 0.03%
SLM Student Loan Trust
Series 2003-11 A6 144A 0.80% (LIBOR03M + 0.55%) 12/15/25 #, •	168,160	$167,479
Series 2008-9 A 1.745% (LIBOR03M + 1.50%) 4/25/23 •	718,451	705,065
Total Agency Asset-Backed Securities (cost $888,293)		872,544

Agency Collateralized Mortgage Obligations — 2.75%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.148% (LIBOR01M + 3.00%) 10/25/29 •	6,429,596	6,397,304
Series 2017-C04 2M2 2.998% (LIBOR01M + 2.85%) 11/25/29 •	365,585	362,832
Series 2018-C01 1M2 2.398% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 •	1,102,781	1,088,264
Series 2018-C02 2M2 2.348% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	414,301	400,781
Series 2018-C03 1M2 2.298% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	551,795	541,183
Series 2018-C05 1M2 2.498% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	432,351	424,074
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	4,989	5,455
Series 2004-T1 1A2 6.50% 1/25/44	4,749	5,613
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	32,372	38,518
Series 2004-W15 1A1 6.00% 8/25/44	25,954	30,166
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	48,715	55,206
Series 2001-14 Z 6.00% 5/25/31	3,011	3,373
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,854,393	$1,621,862
Series 2008-24 ZA 5.00% 4/25/38	7,272,776	8,330,213
Series 2009-2 AS 5.552% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 Σ, •	368,295	60,444
Series 2009-68 SA 6.602% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 Σ, •	164,684	31,222
Series 2011-118 DC 4.00% 11/25/41	666,600	717,848
Series 2017-40 GZ 3.50% 5/25/47	372,981	415,950
Series 2017-77 HZ 3.50% 10/25/47	529,728	563,475
Series 2017-94 CZ 3.50% 11/25/47	332,193	361,107
Series 2017-95 FA 0.506% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 •	410,560	409,689
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	43,092	49,029
Series 3143 BC 5.50% 2/15/36	1,139,340	1,336,914
Series 3289 SA 6.598% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 Σ, •	483,277	114,072
Series 4676 KZ 2.50% 7/15/45	364,840	383,477
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.398% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	728,072	745,605
Series 2017-DNA3 M2 2.648% (LIBOR01M + 2.50%) 3/25/30 •	315,000	317,785
Series 2018-HQA1 M2 2.448% (LIBOR01M + 2.30%) 9/25/30 •	759,628	747,205

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 2.098% (LIBOR01M + 1.95%) 10/25/49 #, •	1,259,686	$1,245,886
Series 2019-HQA4 M2 144A 2.198% (LIBOR01M + 2.05%) 11/25/49 #, •	1,411,244	1,392,790
Series 2020-DNA2 M1 144A 0.898% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #, •	913,218	911,470
Series 2020-DNA2 M2 144A 1.998% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	500,000	486,768
Series 2020-HQA2 M1 144A 1.248% (LIBOR01M + 1.10%) 3/25/50 #, •	1,423,881	1,422,458

Freddie Mac Structured Agency Credit Risk Trust Series 2018-HQA2 M1 144A 0.898% (LIBOR01M + 0.75%) 10/25/48 #, •	249,693	249,077
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	11,661	14,346
Series T-58 2A 6.50% 9/25/43 ♦	5,024	5,867
GNMA
Series 2008-65 SB 5.844% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 Σ, •	432,072	68,695
Series 2009-2 SE 5.664% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 Σ, •	1,385,968	230,767
Series 2011-H21 FT 0.83% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	5,771,926	5,753,215
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2011-H23 FA 0.855% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 •	3,820,132	$3,844,749
Series 2012-H08 FB 0.755% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 •	634,637	636,807
Series 2012-H18 NA 0.675% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 •	361,373	362,141
Series 2012-H29 SA 0.67% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 •	3,610,605	3,620,511
Series 2013-113 LY 3.00% 5/20/43	173,000	188,851
Series 2015-H10 FA 0.755% (LIBOR01M + 0.60%, Cap 7.50%) 4/20/65 •	11,769,983	11,827,729
Series 2015-H11 FC 0.705% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 •	1,435,493	1,440,159
Series 2015-H12 FB 0.755% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 •	6,067,387	6,096,590
Series 2015-H20 FB 0.755% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 •	1,642,634	1,651,084
Series 2015-H30 FD 0.755% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 •	103,819	104,260
Series 2016-H06 FD 1.075% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 •	1,625,923	1,651,986
Series 2017-34 DY 3.50% 3/20/47	230,000	259,445
Series 2017-130 YJ 2.50% 8/20/47	270,000	295,360

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-163 ZK 3.50% 11/20/47	3,646,363	$3,996,278
Series 2018-34 TY 3.50% 3/20/48	196,000	213,417
Total Agency Collateralized Mortgage Obligations (cost $71,414,659)		73,529,372

Agency Commercial Mortgage-Backed Securities — 0.46%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	1,158,332
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.685% 11/25/49 #, •	550,000	549,615
Series 2011-K15 B 144A 5.129% 8/25/44 #, •	75,000	77,083
Series 2012-K18 B 144A 4.382% 1/25/45 #, •	1,000,000	1,037,563
Series 2012-K22 B 144A 3.811% 8/25/45 #, •	665,000	696,911
Series 2013-K24 B 144A 3.627% 11/25/45 #, •	3,675,000	3,850,255
Series 2013-K25 C 144A 3.744% 11/25/45 #, •	500,000	518,494
Series 2014-K716 B 144A 4.081% 8/25/47 #, •	500,000	508,021
Series 2014-K717 B 144A 3.754% 11/25/47 #, •	1,225,000	1,248,445
Series 2014-K717 C 144A 3.754% 11/25/47 #, •	1,290,000	1,307,820
Series 2016-K53 B 144A 4.158% 3/25/49 #, •	280,000	309,739
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2016-K722 B 144A 3.976% 7/25/49 #, •	425,000	$448,150
Series 2017-K71 B 144A 3.882% 11/25/50 #, •	470,000	523,572
Total Agency Commercial Mortgage-Backed Securities (cost $11,793,203)		12,234,000

Agency Mortgage-Backed Securities — 18.94%
Fannie Mae
5.50% 3/1/37	6,255	6,898
5.50% 7/1/37	2,786	2,902
5.50% 7/1/37	8,025	8,576
Fannie Mae S.F. 30 yr
3.00% 4/1/43	910,379	970,480
3.00% 11/1/46	10,935,110	11,478,616
3.00% 1/1/47	3,357,681	3,573,919
3.00% 4/1/48	321,903	337,053
3.00% 11/1/48	3,151,818	3,306,123
3.00% 10/1/49	3,222,708	3,377,784
3.00% 12/1/49	6,351,251	6,772,670
3.00% 3/1/50	9,530,919	10,082,128
3.00% 7/1/50	18,839,399	19,754,789
3.50% 7/1/47	3,775,668	4,090,130
3.50% 12/1/47	1,116,662	1,181,740
3.50% 2/1/48	3,404,888	3,715,278
3.50% 7/1/48	3,578,275	3,786,924
3.50% 11/1/48	2,930,592	3,100,766
3.50% 6/1/49	1,333,401	1,404,458
3.50% 11/1/49	2,867,633	3,021,043
3.50% 1/1/50	5,431,812	5,724,116
3.50% 3/1/50	2,116,549	2,284,946
4.00% 10/1/40	15,718	17,349
4.00% 11/1/40	77,849	85,727
4.00% 3/1/46	95,485	104,061
4.00% 4/1/47	979,232	1,083,077
4.00% 6/1/48	4,657,248	5,134,506
4.00% 9/1/48	8,772,112	9,367,150
4.00% 10/1/48	4,556,865	5,070,837
4.00% 1/1/49	162,733	173,384
4.00% 3/1/49	477,612	508,933
4.00% 6/1/49	1,239,191	1,358,481
4.50% 5/1/35	49,132	53,987
4.50% 8/1/35	87,633	96,493
4.50% 9/1/35	97,464	107,860

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 5/1/39	324,300	$363,640
4.50% 6/1/40	345,875	388,564
4.50% 7/1/40	271,596	298,870
4.50% 2/1/41	1,114,866	1,255,178
4.50% 4/1/41	52,055	58,555
4.50% 10/1/45	1,050,211	1,178,131
4.50% 5/1/46	578,036	649,419
4.50% 4/1/48	1,252,549	1,408,153
4.50% 7/1/48	492,043	531,944
4.50% 8/1/48	345,955	375,190
4.50% 9/1/48	453,992	499,123
4.50% 12/1/48	815,742	882,173
4.50% 1/1/49	6,985,413	7,731,754
4.50% 1/1/50	1,979,892	2,168,484
5.00% 3/1/34	1,473	1,693
5.00% 4/1/34	6,650	7,642
5.00% 8/1/34	13,757	15,808
5.00% 4/1/35	4,597	5,254
5.00% 12/1/37	1,513	1,731
5.00% 3/1/38	82,845	92,963
5.00% 6/1/38	3,707	4,085
5.00% 2/1/39	3,880	4,244
5.00% 5/1/40	71,350	80,996
5.00% 7/1/47	624,000	717,964
5.50% 10/1/33	282,995	333,398
5.50% 12/1/33	10,954	12,343
5.50% 2/1/35	217,372	257,408
5.50% 12/1/38	807,478	950,941
5.50% 5/1/44	8,184,141	9,628,504
6.00% 9/1/36	11,110	12,526
6.00% 8/1/38	30,520	34,136
6.00% 12/1/38	5,093	6,003
6.00% 6/1/41	1,609,756	1,905,767
6.00% 7/1/41	5,531,367	6,600,311
6.00% 1/1/42	1,405,505	1,660,970
6.50% 11/1/33	2,300	2,639
6.50% 2/1/36	30,156	35,800
6.50% 3/1/36	53,055	61,670
6.50% 6/1/36	63,947	76,315
6.50% 2/1/38	18,027	21,004
6.50% 11/1/38	4,028	4,738
Fannie Mae S.F. 30 yr TBA
2.50% 11/1/50	60,800,000	63,637,518
3.00% 10/1/50	86,514,000	90,626,798
3.00% 11/1/50	136,000,000	142,497,182
4.50% 10/1/50	6,100,000	6,598,723
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
3.625% (LIBOR12M + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	14,167	$14,260
3.93% (LIBOR12M + 2.18%, Cap 10.574%, Floor 2.18%) 5/1/37 •	122,789	131,657
Freddie Mac S.F. 20 yr
5.50% 10/1/23	7,970	8,839
5.50% 8/1/24	4,483	4,972
Freddie Mac S.F. 30 yr
3.00% 11/1/49	5,273,898	5,522,880
3.00% 12/1/49	1,387,508	1,471,040
3.00% 1/1/50	1,373,375	1,455,161
3.50% 8/1/48	72,500	76,527
3.50% 9/1/48	4,266,561	4,535,419
3.50% 11/1/48	8,692,816	9,583,239
4.00% 12/1/45	841,842	935,323
4.00% 7/1/47	430,606	461,687
4.00% 10/1/47	3,948,674	4,227,698
4.50% 8/1/48	2,224,090	2,428,003
4.50% 1/1/49	1,396,418	1,558,631
4.50% 3/1/49	549,842	597,804
4.50% 4/1/49	1,912,953	2,109,739
4.50% 8/1/49	3,466,578	3,875,147
5.50% 6/1/41	1,523,975	1,771,182
5.50% 9/1/41	2,367,715	2,752,145
6.50% 11/1/33	19,537	22,793
6.50% 1/1/35	54,922	66,446
7.00% 1/1/38	17,527	20,791

GNMA I S.F. 30 yr 3.00% 3/15/50	1,527,999	1,600,381
GNMA II S.F. 30 yr
5.50% 5/20/37	89,933	103,413
6.00% 4/20/34	3,439	3,864

GNMA II S.F. 30 yr TBA 4.00% 11/20/50	6,000,000	6,380,156
Total Agency Mortgage-Backed Securities (cost $500,670,079)		506,548,633

Agency Obligation — 0.09%
Federal Home Loan Mortgage 2.25% 11/24/20	2,300,000	2,307,163
Total Agency Obligation (cost $2,300,000)		2,307,163

		Principal amount°	Value (US $)

Collateralized Debt Obligations — 1.90%
AMMC CLO 21 Series 2017-21A A 144A 1.501% (LIBOR03M + 1.25%) 11/2/30 #, •		2,400,000	$2,388,686
Apex Credit CLO
Series 2017-1A A1 144A 1.734% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #, •		1,257,197	1,252,108
Series 2018-1A A2 144A 1.275% (LIBOR03M + 1.03%) 4/25/31 #, •		2,400,000	2,307,110

Arbor Realty CLO Series 2017-FL3 A 144A 1.142% (LIBOR01M + 0.99%) 12/15/27 #, •		250,000	245,547
Arbour CLO IV Series 4A A2R 144A 0.87% (EUR003M + 0.87%, Floor 0.87%) 1/15/30 #, •	EUR	2,600,000	3,028,181
Atlas Senior Loan Fund X Series 2018-10A A 144A 1.365% (LIBOR03M + 1.09%) 1/15/31 #, •		1,478,235	1,462,375
Atrium XII Series 12A AR 144A 1.088% (LIBOR03M + 0.83%) 4/22/27 #, •		2,471,772	2,458,672
BlueMountain CLO Series 2015-1A A1R 144A 1.596% (LIBOR03M + 1.33%) 4/13/27 #, •		118,824	118,679
Catamaran CLO Series 2013-1A AR 144A 1.095% (LIBOR03M + 0.85%) 1/27/28 #, •		3,069,065	3,042,483
CFIP CLO Series 2017-1A A 144A 1.492% (LIBOR03M + 1.22%) 1/18/30 #, •		2,300,000	2,288,095
Crown Point CLO 5 Series 2018-5A A 144A 1.213% (LIBOR03M + 0.94%) 7/17/28 #, •		394,836	391,269
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Galaxy XXI CLO Series 2015-21A AR 144A 1.292% (LIBOR03M + 1.02%) 4/20/31 #, •	1,650,000	$1,629,812
Jamestown CLO IV Series 2014-4A A1CR 144A 0.965% (LIBOR03M + 0.69%) 7/15/26 #, •	183,095	182,537
Jamestown CLO VII Series 2015-7A A1R 144A 1.075% (LIBOR03M + 0.83%, Floor 0.83%) 7/25/27 #, •	474,389	471,319
Man GLG US CLO Series 2018-1A A1R 144A 1.412% (LIBOR03M + 1.14%) 4/22/30 #, •	3,000,000	2,959,971
Marathon CLO V Series 2013-5A A1R 144A 1.117% (LIBOR03M + 0.87%) 11/21/27 #, •	967,271	958,091
Mariner CLO 5 Series 2018-5A A 144A 1.355% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	1,800,000	1,786,923
Midocean Credit CLO VIII Series 2018-8A A1 144A 1.403% (LIBOR03M + 1.15%) 2/20/31 #, •	1,750,000	1,741,369
Midocean Credit CLO IX Series 2018-9A A1 144A 1.422% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	1,250,000	1,240,787
Monarch Grove CLO Series 2018-1A A1 144A 1.125% (LIBOR03M + 0.88%) 1/25/28 #, •	4,295,676	4,262,230
Mountain View CLO X Series 2015-10A AR 144A 1.086% (LIBOR03M + 0.82%, Floor 0.82%) 10/13/27 #, •	1,684,520	1,671,574

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
OCP CLO
Series 2015-9A A1R 144A 1.075% (LIBOR03M + 0.80%) 7/15/27 #, •	1,007,832	$1,005,778
Series 2015-10A A1R 144A 1.065% (LIBOR03M + 0.82%) 10/26/27 #, •	2,168,672	2,154,816
Series 2017-13A A1A 144A 1.535% (LIBOR03M + 1.26%) 7/15/30 #, •	1,000,000	995,895

OFSI Fund VII Series 2014-7A AR 144A 1.172% (LIBOR03M + 0.90%) 10/18/26 #, •	76,198	76,085
Sounds Point CLO IV-R Series 2013-3RA A 144A 1.422% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #, •	1,000,000	981,658
TICP CLO I Series 2015-1A AR 144A 1.072% (LIBOR03M + 0.80%) 7/20/27 #, •	1,022,052	1,013,506
Venture 33 CLO Series 2018-33A A1L 144A 1.415% (LIBOR03M + 1.14%, Floor 1.14%) 7/15/31 #, •	1,250,000	1,236,218
Venture 34 CLO Series 2018-34A A 144A 1.505% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	2,500,000	2,469,697
Venture XVI CLO Series 2014-16A ARR 144A 1.125% (LIBOR03M + 0.85%, Floor 0.85%) 1/15/28 #, •	1,015,545	1,005,231
Venture XVII CLO Series 2014-17A ARR 144A 1.155% (LIBOR03M + 0.88%) 4/15/27 #, •	383,856	380,511
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture XX CLO Series 2015-20A AR 144A 1.095% (LIBOR03M + 0.82%) 4/15/27 #, •		1,275,865	$1,271,619
Voya CLO Series 2014-3A A1R 144A 0.965% (LIBOR03M + 0.72%) 7/25/26 #, •		284,310	283,109
WhiteHorse IX Series 2014-9A AR 144A 1.433% (LIBOR03M + 1.16%) 7/17/26 #, •		75,786	75,580
Z Capital Credit Partners CLO Series 2015-1A A1R 144A 1.221% (LIBOR03M + 0.95%, Floor 0.95%) 7/16/27 #, •		2,017,890	2,005,648
Total Collateralized Debt Obligations (cost $51,177,954)			50,843,169

Corporate Bonds — 41.06%
Banking — 10.86%
Akbank T.A.S. 144A 6.80% 2/6/26 #		610,000	592,410
Banco Bilbao Vizcaya Argentaria
5.875% μ, ψ	EUR	400,000	463,128
8.875% μ, ψ	EUR	1,200,000	1,456,070

Banco de Credito del Peru 144A 2.70% 1/11/25 #		735,000	766,054
Banco Mercantil del Norte 144A 8.375% #, μ, ψ		475,000	497,088
Banco Nacional de Panama 144A 2.50% 8/11/30 #		910,000	901,582
Banco Santander 6.25% μ, ψ	EUR	1,300,000	1,525,366
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ		280,000	295,785
Bancolombia 3.00% 1/29/25		550,000	551,408
Bangkok Bank
144A 3.733% 9/25/34 #, μ		350,000	343,717
144A 5.00% #, μ, ψ		480,000	481,421

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Banistmo 144A 4.25% 7/31/27 #		785,000	$799,334
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ		1,750,000	1,754,681
Bank of America
1.898% 7/23/31 μ		3,095,000	3,091,005
2.625% 4/19/21		1,000,000	1,012,759
2.676% 6/19/41 μ		5,120,000	5,250,046
3.55% 3/5/24 μ		2,100,000	2,238,117
3.864% 7/23/24 μ		2,200,000	2,383,992
3.974% 2/7/30 μ		3,400,000	3,957,082
4.125% 1/22/24		200,000	221,659
4.30% μ, ψ		900,000	874,125

Bank of China 144A 5.00% 11/13/24 #		710,000	789,687
Bank of Georgia 144A 6.00% 7/26/23 #		890,000	930,228
Bank of Montreal 1.85% 5/1/25		2,590,000	2,703,832
Bank of New York Mellon 4.70% μ, ψ		950,000	1,010,325
Bank of Nova Scotia 1.875% 4/26/21		4,500,000	4,541,297
Barclays
1.66% (LIBOR03M + 1.38%) 5/16/24 •		1,800,000	1,805,829
3.375% 4/2/25 μ	EUR	500,000	636,993
4.61% 2/15/23 μ		700,000	732,923
4.972% 5/16/29 μ		3,000,000	3,508,059
5.20% 5/12/26		1,354,000	1,505,147
6.375% μ, ψ	GBP	500,000	640,787
7.125% μ, ψ	GBP	1,800,000	2,427,729

Barclays Bank 7.625% 11/21/22		1,800,000	1,980,563
BBVA Bancomer
144A 1.875% 9/18/25 #		425,000	415,756
144A 5.125% 1/18/33 #, μ		410,000	395,302
144A 6.75% 9/30/22 #		351,000	378,817
BBVA USA
2.875% 6/29/22		1,220,000	1,257,519
3.875% 4/10/25		1,145,000	1,229,046

BDO Unibank 2.125% 1/13/26		795,000	793,378
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BNP Paribas
144A 3.052% 1/13/31 #, μ	2,600,000	$2,796,087
144A 4.705% 1/10/25 #, μ	1,600,000	1,772,747
144A 7.375% #, μ, ψ	700,000	780,111
7.375% μ, ψ	500,000	557,223

CIT Group 4.125% 3/9/21	400,000	400,910
Citigroup
2.65% 10/26/20	3,200,000	3,205,184
3.20% 10/21/26	1,000,000	1,104,101
4.044% 6/1/24 μ	1,800,000	1,945,961
4.05% 7/30/22	150,000	159,324
4.075% 4/23/29 μ	3,400,000	3,913,907

Citizens Bank 2.55% 5/13/21	950,000	961,289
Citizens Financial Group 5.65% μ, ψ	1,080,000	1,129,000
Cooperatieve Rabobank
0.674% (LIBOR03M + 0.43%) 4/26/21 •	500,000	501,152
3.75% 7/21/26	1,350,000	1,505,946
4.375% 8/4/25	2,000,000	2,267,805
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	1,105,000	1,153,700
144A 3.869% 1/12/29 #, μ	1,065,000	1,188,729
144A 4.194% 4/1/31 #, μ	1,545,000	1,786,785
144A 4.207% 6/12/24 #, μ	410,000	443,539
144A 5.25% #, μ, ψ	885,000	888,982
144A 6.25% #, μ, ψ	5,705,000	6,129,093
144A 6.375% #, μ, ψ	1,900,000	2,032,211
Credit Suisse Group Funding Guernsey
3.125% 12/10/20	250,000	251,312
3.80% 9/15/22	3,350,000	3,542,857
3.80% 6/9/23	2,300,000	2,475,922

DBS Group Holdings 144A 4.52% 12/11/28 #, μ	530,000	579,281
Deutsche Bank
2.222% 9/18/24 μ	1,415,000	1,425,305
3.547% 9/18/31 μ	3,255,000	3,277,706
3.961% 11/26/25 μ	5,700,000	6,065,634
4.25% 10/14/21	2,000,000	2,056,965
5.00% 2/14/22	3,100,000	3,244,050

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Development Bank of Mongolia 144A 7.25% 10/23/23 #		710,000	$745,554
Emirates NBD Bank 2.625% 2/18/25		495,000	515,553
Fifth Third Bancorp
2.55% 5/5/27		1,201,000	1,295,251
3.65% 1/25/24		790,000	861,827
3.95% 3/14/28		1,119,000	1,303,055

Fifth Third Bank 3.85% 3/15/26		835,000	953,762
Goldman Sachs Group
1.45% (LIBOR03M + 1.17%) 11/15/21 •		1,700,000	1,702,129
1.605% (LIBOR03M + 1.36%) 4/23/21 •		1,300,000	1,307,560
2.60% 2/7/30		955,000	1,009,740
3.20% 2/23/23		2,200,000	2,330,142
3.50% 4/1/25		2,780,000	3,071,737
4.223% 5/1/29 μ		4,700,000	5,481,205
HSBC Holdings
1.27% (LIBOR03M + 1.00%) 5/18/24 •		1,000,000	996,804
4.30% 3/8/26		200,000	225,789

ICICI Bank 144A 4.00% 3/18/26 #		535,000	565,654
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,418,088
7.00% μ, ψ	EUR	300,000	356,232
7.75% μ, ψ	EUR	200,000	264,443
JPMorgan Chase & Co.
1.145% (LIBOR03M + 0.90%) 4/25/23 •		1,000,000	1,008,480
2.522% 4/22/31 μ		1,605,000	1,712,720
3.109% 4/22/41 μ		670,000	732,942
3.109% 4/22/51 μ		1,005,000	1,069,830
3.22% 3/1/25 μ		500,000	537,815
4.005% 4/23/29 μ		900,000	1,042,992
4.023% 12/5/24 μ		4,730,000	5,205,570
4.60% μ, ψ		1,185,000	1,162,781
5.00% μ, ψ		1,650,000	1,648,576
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	311,348
2.858% 3/17/23 μ		2,900,000	2,982,340
3.50% 4/1/26 μ	EUR	200,000	263,787
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Mitsubishi UFJ Financial Group
1.309% (LIBOR03M + 1.06%) 9/13/21 •	1,354,000	$1,364,544
2.193% 2/25/25	1,700,000	1,782,026
2.559% 2/25/30	1,800,000	1,894,638
3.218% 3/7/22	500,000	518,997

Mitsubishi UFJ Trust & Banking 144A 2.65% 10/19/20 #	500,000	500,578
Mizuho Financial Group
1.389% (LIBOR03M + 1.14%) 9/13/21 •	1,900,000	1,917,618
2.226% 5/25/26 μ	1,600,000	1,665,050
2.591% 5/25/31 μ	2,000,000	2,102,597
Morgan Stanley
1.463% (LIBOR03M + 1.22%) 5/8/24 •	2,010,000	2,033,498
2.188% 4/28/26 μ	3,705,000	3,884,225
2.50% 4/21/21	3,500,000	3,542,754
3.622% 4/1/31 μ	930,000	1,064,471
3.625% 1/20/27	4,000,000	4,524,897
5.00% 11/24/25	3,125,000	3,669,748
Nationwide Building Society
144A 3.766% 3/8/24 #, μ	800,000	850,771
144A 4.302% 3/8/29 #, μ	5,200,000	5,878,802
Natwest Group
1.75% (LIBOR03M + 1.47%) 5/15/23 •	1,000,000	1,004,453
3.498% 5/15/23 μ	500,000	518,024
4.80% 4/5/26	5,000,000	5,787,614
8.625% μ, ψ	5,900,000	6,060,598
PNC Bank
2.70% 11/1/22	250,000	261,257
4.05% 7/26/28	2,400,000	2,807,642

PNC Financial Services Group 2.60% 7/23/26	2,845,000	3,109,836
Popular 6.125% 9/14/23	440,000	465,804
QNB Finance
2.625% 5/12/25	760,000	790,190
3.50% 3/28/24	625,000	665,124

Royal Bank of Canada 2.30% 3/22/21	2,300,000	2,322,187
Santander UK
3.40% 6/1/21	500,000	510,273
3.75% 11/15/21	200,000	207,113

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	$3,551,719
7.375% μ, ψ	GBP	2,200,000	2,964,227

Shinhan Financial Group 144A 3.34% 2/5/30 #, μ		410,000	430,424
Societe Generale 144A 4.25% 4/14/25 #		3,600,000	3,841,437
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,651,502
1.922% (LIBOR03M + 1.68%) 3/9/21 •		2,300,000	2,316,006
Truist Bank
2.25% 3/11/30		2,095,000	2,161,117
2.636% 9/17/29 μ		5,182,000	5,377,886

Truist Financial 4.95% μ, ψ		1,145,000	1,207,975
UBS
5.125% 5/15/24		200,000	220,750
7.625% 8/17/22		500,000	556,972
UBS Group
144A 1.364% 1/30/27 #, μ		400,000	400,205
144A 2.048% (LIBOR03M + 1.78%) 4/14/21 #, •		400,000	403,510
144A 3.00% 4/15/21 #		2,400,000	2,434,010
144A 3.126% 8/13/30 #, μ		2,000,000	2,221,454
144A 4.125% 9/24/25 #		2,940,000	3,355,701
6.875% μ, ψ		2,445,000	2,483,543
7.125% μ, ψ		540,000	555,525
UniCredit
144A 4.168% (LIBOR03M + 3.90%) 1/14/22 #, •		2,200,000	2,258,361
7.50% μ, ψ	EUR	600,000	763,164
144A 7.83% 12/4/23 #		2,900,000	3,400,126
9.25% μ, ψ	EUR	200,000	255,205
US Bancorp
1.45% 5/12/25		1,565,000	1,616,615
3.00% 7/30/29		1,200,000	1,333,548
3.375% 2/5/24		2,915,000	3,173,140
3.60% 9/11/24		1,275,000	1,413,463
3.95% 11/17/25		2,820,000	3,259,581

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

US Bank 3.40% 7/24/23		815,000	$880,790
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ, •		525,000	492,584
Virgin Money UK
3.375% 4/24/26 μ	GBP	100,000	129,700
4.00% 9/25/26 μ	GBP	800,000	1,068,204
4.00% 9/3/27 μ	GBP	100,000	133,658
Wells Fargo & Co.
1.183% (LIBOR03M + 0.93%) 2/11/22 •		1,300,000	1,303,268
2.55% 12/7/20		2,800,000	2,811,491
3.068% 4/30/41 μ		795,000	828,511
3.196% 6/17/27 μ		900,000	977,927
3.584% 5/22/28 μ		5,300,000	5,937,206

Woori Bank 144A 4.75% 4/30/24 #		800,000	884,192
			290,526,596
Basic Industry — 2.36%
AngloGold Ashanti Holdings 3.75% 10/1/30		595,000	608,053
Avient 144A 5.75% 5/15/25 #		2,193,000	2,327,321
BHP Billiton Finance USA 144A 6.25% 10/19/75 #, μ		2,595,000	2,595,869
Braskem Netherlands Finance
4.50% 1/10/28		800,000	772,000
144A 8.50% 1/23/81 #, μ		525,000	527,958

Chemours 7.00% 5/15/25		1,151,000	1,157,906
Corp Nacional del Cobre de Chile
144A 3.15% 1/14/30 #		2,770,000	2,951,366
144A 4.25% 7/17/42 #		200,000	227,252

CSN Islands XI 144A 6.75% 1/28/28 #		270,000	259,727
CSN Resources 144A 7.625% 4/17/26 #		200,000	201,125
Equate Petrochemical 144A 3.00% 3/3/22 #		375,000	379,990
First Quantum Minerals
144A 6.875% 10/15/27 #		360,000	347,238
144A 7.25% 4/1/23 #		1,765,000	1,765,485
144A 7.50% 4/1/25 #		900,000	891,324

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Freeport-McMoRan
4.125% 3/1/28		1,220,000	$1,237,538
4.25% 3/1/30		1,221,000	1,252,673
4.625% 8/1/30		1,190,000	1,253,338
5.45% 3/15/43		1,670,000	1,857,240

Fresnillo 144A 4.25% 10/2/50 #		605,000	597,519
Georgia-Pacific
144A 1.75% 9/30/25 #		925,000	964,869
144A 2.10% 4/30/27 #		735,000	772,072
144A 2.30% 4/30/30 #		1,660,000	1,763,887
8.00% 1/15/24		2,242,000	2,749,625

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #		715,000	834,763
GUSAP III 144A 4.25% 1/21/30 #		2,120,000	2,210,630
Hudbay Minerals 144A 7.625% 1/15/25 #		170,000	173,305
Huntsman International 5.125% 11/15/22		1,000,000	1,076,190
INEOS Styrolution Group 144A 2.25% 1/16/27 #	EUR	500,000	548,548
Inversiones 144A 3.85% 1/13/30 #		480,000	526,049
Israel Chemicals 144A 6.375% 5/31/38 #		1,400,000	1,766,817
LYB International Finance III 2.875% 5/1/25		3,120,000	3,346,756
MEGlobal Canada 144A 5.875% 5/18/30 #		340,000	398,226
Methanex 5.25% 12/15/29		2,515,000	2,491,422
Metinvest
144A 7.65% 10/1/27 #		336,000	327,984
144A 7.75% 4/23/23 #		200,000	205,380
144A 8.50% 4/23/26 #		200,000	202,070

Minera Mexico 144A 4.50% 1/26/50 #		770,000	842,765
Newmont
2.25% 10/1/30		2,615,000	2,703,887
2.80% 10/1/29		3,850,000	4,176,284

Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #		715,000	761,207
Nutrien 2.95% 5/13/30		1,120,000	1,228,112
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
OCP
144A 4.50% 10/22/25 #	944,000	$999,351
144A 6.875% 4/25/44 #	210,000	267,169
Olin
5.00% 2/1/30	1,840,000	1,733,860
5.625% 8/1/29	705,000	695,303

Phosagro OAO via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	380,000	395,414
Sasol Financing USA 5.875% 3/27/24	2,865,000	2,771,887
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	495,000	517,842
Suzano Austria 3.75% 1/15/31	540,000	541,998
Syngenta Finance
144A 3.933% 4/23/21 #	825,000	835,731
144A 4.441% 4/24/23 #	470,000	496,706

Vale Overseas 3.75% 7/8/30	1,690,000	1,740,700
Vedanta Holdings Mauritius II 144A 13.00% 8/21/23 #	365,000	376,248
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	510,000	384,030
		63,038,009
Brokerage — 0.21%
Banco BTG Pactual 144A 4.50% 1/10/25 #	525,000	536,818
Charles Schwab 5.375% μ, ψ	2,495,000	2,709,695
Jefferies Group
4.15% 1/23/30	780,000	879,987
6.45% 6/8/27	331,000	403,907
6.50% 1/20/43	880,000	1,116,390
		5,646,797
Capital Goods — 2.13%
Aeropuertos Argentina 2000 PIK 144A 9.375% 2/1/27 #, *	693,720	483,870
Amphenol 2.05% 3/1/25	605,000	635,625

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Bioceanico Sovereign Certificate 144A 2.884% 6/5/34 #, ^	586,252	$438,223
BMC East 144A 5.50% 10/1/24 #	250,000	257,344
Boise Cascade 144A 4.875% 7/1/30 #	1,828,000	1,965,100
Bombardier 144A 6.00% 10/15/22 #	310,000	287,912
Caterpillar
2.60% 4/9/30	2,470,000	2,715,813
3.25% 4/9/50	1,200,000	1,352,316

Cemex 144A 7.375% 6/5/27 #	545,000	589,633
Covanta Holding 5.875% 7/1/25	230,000	238,601
Energizer Holdings 144A 4.375% 3/31/29 #	1,222,000	1,237,275
EnPro Industries 5.75% 10/15/26	105,000	111,149
General Dynamics
3.25% 4/1/25	1,475,000	1,633,740
4.25% 4/1/40	1,530,000	1,928,166
4.25% 4/1/50	885,000	1,160,566
General Electric
3.45% 5/1/27	770,000	815,081
3.625% 5/1/30	1,310,000	1,362,293
4.35% 5/1/50	2,360,000	2,409,166

GFL Environmental 144A 3.75% 8/1/25 #	724,000	723,547
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	530,000	552,475
Heathrow Funding 144A 4.875% 7/15/21 #	200,000	204,985
HTA Group 144A 7.00% 12/18/25 #	755,000	793,694
Hutama Karya Persero 144A 3.75% 5/11/30 #	2,835,000	3,083,728
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	565,000	579,125
Klabin Austria 144A 7.00% 4/3/49 #	460,000	521,760
L3Harris Technologies
2.90% 12/15/29	2,310,000	2,525,931
3.85% 6/15/23	725,000	785,371

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Masco 5.95% 3/15/22		304,000	$326,282
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #		2,960,000	2,974,800
Otis Worldwide
2.056% 4/5/25		835,000	878,353
2.565% 2/15/30		5,970,000	6,422,315
3.112% 2/15/40		1,173,000	1,259,030
3.362% 2/15/50		202,000	223,315

Reynolds Group Issuer 144A 4.00% 10/15/27 #		2,730,000	2,751,021
Roper Technologies
2.35% 9/15/24		715,000	756,813
2.95% 9/15/29		2,650,000	2,922,977

Rutas 2 and 7 Finance 144A 3.241% 9/30/36 #, ^		610,000	434,625
Standard Industries
144A 3.375% 1/15/31 #		1,083,000	1,070,946
144A 5.00% 2/15/27 #		309,000	322,258

Textron 0.793% (LIBOR03M + 0.55%) 11/10/20 •		2,900,000	2,900,087
TransDigm 144A 6.25% 3/15/26 #		1,883,000	1,976,783
Waste Management 4.15% 7/15/49		224,000	286,362
WESCO Distribution 144A 7.25% 6/15/28 #		1,975,000	2,166,733
			57,065,189
Communications — 5.25%
Alphabet
1.10% 8/15/30		420,000	416,813
1.90% 8/15/40		495,000	476,517
2.05% 8/15/50		530,000	495,233

Altice Financing 144A 5.00% 1/15/28 #		2,040,000	1,984,033
Altice France 144A 2.125% 2/15/25 #	EUR	1,900,000	2,107,919
Altice France Holding
144A 6.00% 2/15/28 #		1,550,000	1,481,250
144A 10.50% 5/15/27 #		1,980,000	2,203,987

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Amazon.com
1.20% 6/3/27	620,000	$629,207
1.50% 6/3/30	1,000,000	1,023,631
2.50% 6/3/50	1,450,000	1,480,976
3.15% 8/22/27	1,700,000	1,939,749

AMC Networks 4.75% 8/1/25	2,094,000	2,167,709
AT&T
2.30% 6/1/27	840,000	883,017
3.10% 2/1/43	820,000	804,434
3.50% 6/1/41	2,224,000	2,349,225
3.65% 6/1/51	915,000	928,577
4.10% 2/15/28	2,276,000	2,633,515
4.35% 3/1/29	835,000	981,462

British Telecommunications 144A 3.25% 11/8/29 #	1,700,000	1,828,679
C&W Senior Financing 144A 7.50% 10/15/26 #	260,000	273,105
CCO Holdings
144A 4.50% 8/15/30 #	500,000	525,650
144A 5.00% 2/1/28 #	900,000	947,025
Charter Communications Operating
2.80% 4/1/31	585,000	608,674
3.70% 4/1/51	1,045,000	1,039,377
4.464% 7/23/22	4,330,000	4,586,240
4.80% 3/1/50	835,000	959,085
4.908% 7/23/25	430,000	497,540
5.05% 3/30/29	7,005,000	8,402,909

Clear Channel Worldwide Holdings 9.25% 2/15/24	945,000	918,545
Comcast
3.20% 7/15/36	1,730,000	1,924,719
3.70% 4/15/24	2,970,000	3,282,236
3.75% 4/1/40	445,000	521,292

Connect Finco 144A 6.75% 10/1/26 #	1,740,000	1,748,178
CSC Holdings
144A 3.375% 2/15/31 #	975,000	945,263
144A 4.625% 12/1/30 #	890,000	895,442

Digicel Group 0.5 PIK 10.00% 4/1/24 «	323,704	248,847
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Discovery Communications
4.125% 5/15/29	5,735,000	$6,593,528
5.20% 9/20/47	4,180,000	5,018,955

Fox 3.666% 1/25/22	900,000	938,462
Frontier Communications 144A 8.00% 4/1/27 #, ‡	559,000	557,952
Gray Television 144A 5.875% 7/15/26 #	380,000	394,963
JD.com 3.875% 4/29/26	525,000	583,461
Level 3 Financing 144A 3.625% 1/15/29 #	1,165,000	1,152,622
Millicom International Cellular 144A 6.25% 3/25/29 #	350,000	374,435
Netflix 144A 3.625% 6/15/25 #	1,795,000	1,878,468
Nexstar Broadcasting 144A 4.75% 11/1/28 #	2,035,000	2,080,788
Ooredoo International Finance 144A 5.00% 10/19/25 #	270,000	316,431
Sable International Finance 144A 5.75% 9/7/27 #	245,000	256,378
Sirius XM Radio 144A 4.625% 7/15/24 #	1,591,000	1,647,679
Sprint
7.25% 9/15/21	300,000	314,250
7.625% 3/1/26	200,000	241,980

Sprint Spectrum 144A 4.738% 3/20/25 #	1,465,000	1,588,609
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	395,000	413,822
Tencent Holdings
144A 1.176% (LIBOR03M + 0.91%) 4/11/24 #, •	200,000	199,577
144A 3.28% 4/11/24 #	645,000	687,789

Terrier Media Buyer 144A 8.875% 12/15/27 #	2,285,000	2,306,422
Time Warner Cable 7.30% 7/1/38	2,120,000	3,002,908
Time Warner Entertainment 8.375% 3/15/23	1,415,000	1,663,937

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
144A 1.50% 2/15/26 #		2,915,000	$2,926,820
144A 3.00% 2/15/41 #		575,000	569,101
144A 3.50% 4/15/25 #		895,000	982,907
144A 3.75% 4/15/27 #		1,255,000	1,406,278
144A 3.875% 4/15/30 #		4,540,000	5,167,791
144A 4.375% 4/15/40 #		670,000	786,024
6.50% 1/15/26		540,000	564,975

Turk Telekomunikasyon 144A 6.875% 2/28/25 #		700,000	717,395
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		585,000	571,884
VEON Holdings 144A 4.00% 4/9/25 #		803,000	833,703
Verizon Communications
1.38% (LIBOR03M + 1.10%) 5/15/25 •		3,200,000	3,272,518
3.15% 3/22/30		480,000	543,371
4.00% 3/22/50		330,000	407,560
4.016% 12/3/29		1,600,000	1,921,558
4.125% 3/16/27		1,500,000	1,771,854
4.329% 9/21/28		3,427,000	4,151,646
4.50% 8/10/33		6,325,000	8,003,317
ViacomCBS
4.375% 3/15/43		2,945,000	3,130,395
4.95% 1/15/31		2,415,000	2,895,055

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		1,885,000	1,926,234
Vodafone Group
4.25% 9/17/50		1,070,000	1,244,827
4.875% 6/19/49		4,385,000	5,464,008

Weibo 3.375% 7/8/30		2,145,000	2,182,816
Zayo Group Holdings 144A 6.125% 3/1/28 #		725,000	748,439
Ziggo Bond
144A 3.375% 2/28/30 #	EUR	500,000	559,435
144A 5.125% 2/28/30 #		300,000	304,464
			140,407,851
Consumer Cyclical — 2.84%
Allison Transmission 144A 5.875% 6/1/29 #		1,295,000	1,402,310
Aramark Services 144A 5.00% 2/1/28 #		1,200,000	1,210,974
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
BMW US Capital 144A 3.40% 8/13/21 #	300,000	$307,935
Boyd Gaming 4.75% 12/1/27	2,420,000	2,379,610
Caesars Entertainment 144A 6.25% 7/1/25 #	1,420,000	1,482,132
Costco Wholesale
1.60% 4/20/30	1,320,000	1,348,118
1.75% 4/20/32	545,000	560,402
Daimler Finance North America
144A 0.687% (LIBOR03M + 0.43%) 2/12/21 #, •	1,400,000	1,400,115
144A 1.18% (LIBOR03M + 0.90%) 2/15/22 #, •	1,100,000	1,104,168
144A 2.00% 7/6/21 #	400,000	404,313
144A 2.20% 10/30/21 #	200,000	203,270
144A 2.875% 3/10/21 #	150,000	151,558
144A 3.40% 2/22/22 #	500,000	517,909
144A 3.75% 11/5/21 #	300,000	310,132
Ford Motor Credit
1.503% (LIBOR03M + 1.27%) 3/28/22 •	400,000	382,122
2.77% (LIBOR03M + 2.55%) 1/7/21 •	1,900,000	1,893,267
3.20% 1/15/21	4,200,000	4,201,627
3.55% 10/7/22	1,500,000	1,487,812
4.542% 8/1/26	5,205,000	5,191,363
5.75% 2/1/21	700,000	707,259

Future Retail 144A 5.60% 1/22/25 #	565,000	480,250
General Motors
5.00% 10/1/28	939,000	1,057,389
5.40% 10/2/23	685,000	755,821
6.125% 10/1/25	685,000	796,776
General Motors Financial
1.118% (LIBOR03M + 0.85%) 4/9/21 •	500,000	499,791
5.20% 3/20/23	1,295,000	1,405,932
5.25% 3/1/26	1,276,000	1,436,902
5.70% μ, ψ	755,000	759,719

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Harley-Davidson Financial Services 144A 2.85% 1/15/21 #		1,300,000	$1,304,834
Hilton Domestic Operating 5.125% 5/1/26		1,000,000	1,029,810
Home Depot
2.70% 4/15/30		780,000	869,943
3.35% 4/15/50		680,000	788,191

Hyundai Capital America 144A 3.50% 11/2/26 #		515,000	551,701
JSM Global 144A 4.75% 10/20/30 #		1,445,000	1,445,736
Lowe's
4.05% 5/3/47		470,000	561,771
4.55% 4/5/49		4,310,000	5,562,769
5.125% 4/15/50		1,840,000	2,530,685

Marriott International 3.50% 10/15/32		900,000	890,265
McDonald's 0.677% (LIBOR03M + 0.43%) 10/28/21 •		2,300,000	2,306,975
MGM China Holdings 144A 5.25% 6/18/25 #		570,000	579,975
MGM Resorts International 5.75% 6/15/25		1,184,000	1,243,999
Murphy Oil USA 5.625% 5/1/27		190,000	202,551
Nissan Motor 144A 3.043% 9/15/23 #		1,800,000	1,825,833
Nissan Motor Acceptance
144A 2.80% 1/13/22 #		200,000	202,095
144A 3.65% 9/21/21 #		300,000	306,051
144A 3.875% 9/21/23 #		3,000,000	3,109,093

Resorts World Las Vegas 144A 4.625% 4/16/29 #		400,000	377,593
Sands China
144A 3.80% 1/8/26 #		400,000	419,596
144A 4.375% 6/18/30 #		490,000	519,351
5.40% 8/8/28		1,800,000	2,008,764

Schaeffler Finance 3.25% 5/15/25	EUR	2,600,000	3,056,107
Scientific Games International 144A 8.25% 3/15/26 #		1,890,000	1,981,126
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
TJX
3.875% 4/15/30	950,000	$1,127,752
4.50% 4/15/50	510,000	659,285

Toyota Industries 144A 3.11% 3/12/22 #	1,600,000	1,652,726
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	570,000	581,833
VF 2.40% 4/23/25	1,045,000	1,109,450
Volkswagen Group of America Finance
144A 1.083% (LIBOR03M + 0.86%) 9/24/21 #, •	1,500,000	1,505,935
144A 3.875% 11/13/20 #	800,000	803,098
144A 4.00% 11/12/21 #	500,000	518,808

Wolverine World Wide 144A 5.00% 9/1/26 #	400,000	403,250
		75,875,927
Consumer Non-Cyclical — 4.84%
Abbott Laboratories 3.75% 11/30/26	2,400,000	2,787,955
AbbVie
2.85% 5/14/23	900,000	947,028
144A 2.95% 11/21/26 #	2,650,000	2,890,697
3.20% 5/14/26	500,000	551,828
144A 3.25% 10/1/22 #	300,000	313,819
144A 3.45% 3/15/22 #	1,000,000	1,036,311
3.75% 11/14/23	1,200,000	1,310,108
144A 4.05% 11/21/39 #	3,193,000	3,656,542

Amgen 2.20% 2/21/27	3,300,000	3,488,288
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	2,325,000	2,601,489
4.15% 1/23/25	2,940,000	3,322,557
4.50% 6/1/50	1,125,000	1,355,597

Bacardi 144A 4.45% 5/15/25 #	500,000	558,938
BAT Capital 2.259% 3/25/28	850,000	853,503
BAT International Finance 1.668% 3/25/26	1,065,000	1,069,736
Bausch Health
144A 5.50% 11/1/25 #	1,342,000	1,375,214
144A 6.25% 2/15/29 #	1,912,000	1,969,360

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Biogen
2.25% 5/1/30	1,620,000	$1,656,471
3.15% 5/1/50	3,985,000	3,945,454
Boston Scientific
3.375% 5/15/22	800,000	836,692
4.00% 3/1/29	3,300,000	3,839,508

Bristol Myers Squibb 2.90% 7/26/24	4,010,000	4,351,357
Centene
3.375% 2/15/30	1,000,000	1,039,065
144A 5.375% 8/15/26 #	745,000	791,413

Charles River Laboratories International 144A 5.50% 4/1/26 #	360,000	379,800
Cigna
1.165% (LIBOR03M + 0.89%) 7/15/23 •	830,000	839,034
2.40% 3/15/30	675,000	699,385
3.20% 3/15/40	645,000	685,445
4.125% 11/15/25	3,325,000	3,815,974

Coca-Cola 1.45% 6/1/27	430,000	443,694
Cott Holdings 144A 5.50% 4/1/25 #	260,000	266,825
CVS Health
1.30% 8/21/27	620,000	611,532
3.35% 3/9/21	266,000	269,495
3.75% 4/1/30	780,000	893,391
4.30% 3/25/28	11,690,000	13,692,485
4.78% 3/25/38	1,030,000	1,249,533
5.05% 3/25/48	5,000	6,379

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦	70,680	81,631
Danone 144A 2.589% 11/2/23 #	1,500,000	1,583,612
DP World Crescent 144A 3.908% 5/31/23 #	400,000	422,040
Encompass Health
4.50% 2/1/28	1,235,000	1,243,262
4.75% 2/1/30	559,000	568,073
5.75% 9/15/25	370,000	382,256

Equifax 1.15% (LIBOR03M + 0.87%) 8/15/21 •	700,000	702,876
Gartner 144A 3.75% 10/1/30 #	1,220,000	1,236,378
Gilead Sciences 4.15% 3/1/47	3,305,000	4,045,736
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Global Payments
2.65% 2/15/25	2,525,000	$2,680,814
2.90% 5/15/30	1,415,000	1,515,533
3.20% 8/15/29	4,025,000	4,402,180
HCA
4.125% 6/15/29	3,400,000	3,845,835
5.875% 2/15/26	595,000	667,144
7.58% 9/15/25	30,000	35,925

IHS Markit 3.625% 5/1/24	600,000	649,479
Imperial Brands Finance 144A 3.75% 7/21/22 #	470,000	491,370
JBS Investments II
144A 5.75% 1/15/28 #	385,000	401,844
144A 7.00% 1/15/26 #	370,000	395,578
JBS USA LUX
144A 5.75% 6/15/25 #	150,000	154,995
144A 5.875% 7/15/24 #	160,000	163,316
Kernel Holding
144A 6.50% 10/17/24 #	375,000	376,313
144A 8.75% 1/31/22 #	350,000	363,300

MHP 144A 7.75% 5/10/24 #	520,000	545,371
New York and Presbyterian Hospital 4.063% 8/1/56	690,000	889,832
Pernod Ricard
144A 4.25% 7/15/22 #	150,000	159,613
144A 4.45% 1/15/22 #	1,800,000	1,888,727
144A 5.75% 4/7/21 #	1,093,000	1,122,763

Pilgrim's Pride 144A 5.875% 9/30/27 #	1,909,000	1,973,429
Post Holdings
144A 4.625% 4/15/30 #	1,363,000	1,403,890
144A 5.75% 3/1/27 #	325,000	342,571
Prime Security Services Borrower
144A 5.75% 4/15/26 #	90,000	96,444
144A 6.25% 1/15/28 #	3,020,000	3,062,008

Rede D'or Finance 144A 4.50% 1/22/30 #	710,000	673,612
Regeneron Pharmaceuticals 1.75% 9/15/30	825,000	805,805
Reynolds American 4.00% 6/12/22	900,000	948,964

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Royalty Pharma
144A 1.20% 9/2/25 #		1,020,000	$1,017,982
144A 1.75% 9/2/27 #		680,000	680,511

Stryker 1.95% 6/15/30		2,176,000	2,220,586
Takeda Pharmaceutical
2.05% 3/31/30		1,315,000	1,335,157
3.025% 7/9/40		985,000	1,021,889
3.175% 7/9/50		985,000	1,014,050
Tenet Healthcare
5.125% 5/1/25		2,395,000	2,400,389
144A 6.125% 10/1/28 #		1,815,000	1,770,759

Teva Pharmaceutical Finance Netherlands II 1.125% 10/15/24	EUR	300,000	305,326
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28		1,066,000	1,113,250
United Rentals North America
3.875% 2/15/31		1,675,000	1,703,266
4.00% 7/15/30		379,000	388,001

Universal Health Services 144A 5.00% 6/1/26 #		210,000	218,098
Upjohn
144A 1.65% 6/22/25 #		320,000	328,008
144A 2.30% 6/22/27 #		265,000	274,072
144A 2.70% 6/22/30 #		1,940,000	2,010,577
144A 4.00% 6/22/50 #		450,000	481,608

Zimmer Biomet Holdings 3.15% 4/1/22		300,000	310,446
			129,318,396
Energy — 3.99%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #		330,000	405,590
BP Capital Markets 4.875% μ, ψ		2,465,000	2,643,712
Chevron 2.236% 5/11/30		930,000	988,277
Crestwood Midstream Partners 6.25% 4/1/23		410,000	401,888
Ecopetrol
5.375% 6/26/26		360,000	398,250
6.875% 4/29/30		325,000	389,594

Enable Midstream Partners 4.95% 5/15/28		700,000	687,098
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer Operating
5.25% 4/15/29	2,105,000	$2,266,570
5.50% 6/1/27	3,200,000	3,494,722
6.25% 4/15/49	3,595,000	3,709,304

Energy Transfer Partners 5.00% 10/1/22	1,500,000	1,577,752
EQT 7.875% 2/1/25	1,100,000	1,220,830
Equinor 1.75% 1/22/26	655,000	679,854
Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	535,000	535,487
Geopark
144A 5.50% 1/17/27 #	645,000	572,444
144A 6.50% 9/21/24 #	200,000	188,800

Gran Tierra Energy 144A 7.75% 5/23/27 #	580,000	202,643
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	540,000	560,925
KazMunayGas National JSC 144A 6.375% 10/24/48 #	121,000	154,880
KazTransGas JSC 144A 4.375% 9/26/27 #	2,625,000	2,837,336
Kinder Morgan Energy Partners 5.00% 10/1/21	620,000	640,221
Lukoil Securities 144A 3.875% 5/6/30 #	2,230,000	2,361,124
Marathon Oil 4.40% 7/15/27	7,150,000	7,117,546
MPLX
1.75% 3/1/26	685,000	684,675
2.65% 8/15/30	660,000	648,649
4.00% 3/15/28	320,000	349,608
4.125% 3/1/27	2,000,000	2,211,208
5.50% 2/15/49	3,200,000	3,586,091

Murphy Oil 5.875% 12/1/27	1,670,000	1,427,817
Noble Energy
3.25% 10/15/29	1,930,000	2,138,454
3.90% 11/15/24	565,000	618,990
4.20% 10/15/49	2,255,000	2,703,284
4.95% 8/15/47	980,000	1,288,584
5.05% 11/15/44	2,085,000	2,704,528
NuStar Logistics
5.625% 4/28/27	205,000	202,950
6.375% 10/1/30	1,077,000	1,120,080

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Oil and Gas Holding 144A 7.625% 11/7/24 #	200,000	$214,368
Oleoducto Central 144A 4.00% 7/14/27 #	635,000	659,924
ONEOK
4.35% 3/15/29	1,500,000	1,566,188
7.50% 9/1/23	2,840,000	3,257,909

PDC Energy 5.75% 5/15/26	1,205,000	1,126,675
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	211,851
Petrobras Global Finance
5.60% 1/3/31	1,745,000	1,865,553
5.999% 1/27/28	3,500,000	3,893,050
6.75% 6/3/50	640,000	694,029
6.85% 6/5/15	1,700,000	1,816,977
7.25% 3/17/44	600,000	685,140
Petroleos Mexicanos
144A 5.95% 1/28/31 #	1,040,000	866,185
144A 6.49% 1/23/27 #	1,213,000	1,137,794
6.50% 1/23/29	934,000	837,098
6.75% 9/21/47	230,000	177,469
Petronas Capital
144A 3.50% 4/21/30 #	440,000	492,986
144A 4.55% 4/21/50 #	700,000	895,822
144A 4.80% 4/21/60 #	1,100,000	1,512,385

Precision Drilling 144A 7.125% 1/15/26 #	165,000	106,712
PTTEP Treasury Center 144A 2.587% 6/10/27 #	695,000	720,081
ReNew Power 144A 5.875% 3/5/27 #	620,000	622,140
Rio Oil Finance Trust Series 2014-1 9.25% 7/6/24	127,746	139,564
Sabine Pass Liquefaction
5.625% 3/1/25	1,455,000	1,664,982
5.75% 5/15/24	8,496,000	9,625,230
6.25% 3/15/22	400,000	424,612
Saudi Arabian Oil
144A 2.875% 4/16/24 #	395,000	414,876
144A 4.25% 4/16/39 #	530,000	611,022

Schlumberger Holdings 144A 4.30% 5/1/29 #	2,125,000	2,361,086
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	450,000	470,086
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Southwestern Energy 7.75% 10/1/27	2,050,000	$1,993,420
Targa Resources Partners 5.375% 2/1/27	340,000	342,698
Tecpetrol 144A 4.875% 12/12/22 #	685,000	634,790
Tengizchevroil Finance Co International
144A 2.625% 8/15/25 #	2,421,000	2,434,921
144A 3.25% 8/15/30 #	890,000	900,292

Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	5,255,000	5,450,161
Transocean Proteus 144A 6.25% 12/1/24 #	211,250	188,277
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	370,000	299,358
Tullow Oil 144A 7.00% 3/1/25 #	365,000	171,550
Woodside Finance
144A 3.70% 9/15/26 #	400,000	430,438
144A 4.60% 5/10/21 #	600,000	607,362

YPF 144A 8.50% 6/27/29 #	560,000	397,432
		106,642,258
Finance Companies — 1.32%
AerCap Ireland Capital DAC
3.50% 1/15/25	300,000	292,356
3.65% 7/21/27	2,700,000	2,474,893
4.45% 10/1/25	1,200,000	1,204,494
4.45% 4/3/26	150,000	149,497
4.50% 9/15/23	460,000	474,354
4.625% 7/1/22	1,100,000	1,129,737
4.625% 10/15/27	745,000	723,587
6.50% 7/15/25	605,000	653,941
Air Lease
2.875% 1/15/26	1,580,000	1,554,964
3.00% 2/1/30	1,740,000	1,622,793
3.375% 7/1/25	670,000	684,759
4.25% 2/1/24	900,000	934,777

Ally Financial 5.75% 11/20/25	2,390,000	2,687,124

Schedules of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Arabian Centres Sukuk 144A 5.375% 11/26/24 #		560,000	$517,300
ASG Finance Designated Activity 144A 7.875% 12/3/24 #		545,000	395,152
Aviation Capital Group
144A 3.875% 5/1/23 #		1,000,000	990,287
144A 6.75% 4/6/21 #		500,000	510,934
BOC Aviation
2.375% 9/15/21		600,000	604,542
144A 2.625% 9/17/30 #		580,000	575,701
3.00% 5/23/22		300,000	306,556

GATX 0.969% (LIBOR03M + 0.72%) 11/5/21 •		2,100,000	2,097,677
GE Capital Funding 144A 3.45% 5/15/25 #		1,565,000	1,676,410
Goodman HK Finance 4.375% 6/19/24		1,095,000	1,188,989
Kaisa Group Holdings 9.375% 6/30/24		630,000	595,350
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	4,531,433
OneMain Finance 6.125% 3/15/24		1,500,000	1,573,125
ORIX 3.20% 1/19/22		500,000	515,454
Park Aerospace Holdings Ltd
144A 3.625% 3/15/21 #		400,000	398,359
144A 5.25% 8/15/22 #		2,000,000	2,008,837

Samhallsbyggnadsbolaget i Norden 1.125% 9/4/26	EUR	900,000	1,042,406
Shimao Group Holdings 5.60% 7/15/26		790,000	864,108
SMBC Aviation Capital Finance 144A 3.00% 7/15/22 #		400,000	408,289
			35,388,185
Insurance — 0.68%
AIA Group
144A 3.375% 4/7/30 #		375,000	422,103
144A 3.90% 4/6/28 #		1,000,000	1,141,290

Ambac Assurance 144A 5.10% #, ψ		29,743	40,822
Ambac LSNI 144A 6.00% (LIBOR03M + 5.00%) 2/12/23 #, •		110,143	110,281
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

American International Group 3.40% 6/30/30		1,455,000	$1,608,956
AssuredPartners 144A 7.00% 8/15/25 #		298,000	304,456
Athene Global Funding 144A 1.464% (LIBOR03M + 1.23%) 7/1/22 #, •		700,000	705,588
Brighthouse Financial 5.625% 5/15/30		850,000	993,793
Fairfax Financial Holdings 144A 4.625% 4/29/30 #		1,000,000	1,086,215
HUB International 144A 7.00% 5/1/26 #		1,300,000	1,348,432
MetLife
3.85% μ, ψ		1,720,000	1,717,850
144A 9.25% 4/8/38 #		1,100,000	1,664,625
Prudential Financial
3.70% 3/13/51		1,660,000	1,833,803
5.375% 5/15/45 μ		1,405,000	1,519,608

USI 144A 6.875% 5/1/25 #		1,163,000	1,181,160
VIVAT 2.375% 5/17/24	EUR	2,100,000	2,539,647
			18,218,629
Real Estate Investment Trusts — 1.02%
American Tower
1.875% 10/15/30		1,725,000	1,701,225
3.00% 6/15/23		600,000	635,641
3.375% 5/15/24		500,000	541,649

American Tower Trust #1 144A 3.07% 3/15/23 #		1,285,000	1,313,693
Corporate Office Properties 5.25% 2/15/24		282,000	308,226
Crown Castle International
3.80% 2/15/28		2,115,000	2,397,791
4.30% 2/15/29		2,745,000	3,201,889
5.25% 1/15/23		1,505,000	1,654,543

CubeSmart 3.00% 2/15/30		1,735,000	1,864,148
CyrusOne 1.45% 1/22/27	EUR	1,400,000	1,632,804
EPR Properties 4.50% 6/1/27		2,900,000	2,674,130
Equinix 5.375% 5/15/27		350,000	381,932
GLP Capital 4.00% 1/15/30		2,600,000	2,695,719

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Iron Mountain
144A 4.50% 2/15/31 #		850,000	$856,282
144A 5.25% 7/15/30 #		1,780,000	1,858,988

MGM Growth Properties Operating Partnership 5.75% 2/1/27		145,000	156,465
MPT Operating Partnership 3.692% 6/5/28	GBP	1,600,000	2,085,259
WEA Finance 144A 3.25% 10/5/20 #		1,200,000	1,200,264
			27,160,648
Technology — 1.39%
Black Knight InfoServ 144A 3.625% 9/1/28 #		299,000	302,738
Broadcom
2.65% 1/15/23		1,300,000	1,351,243
3.15% 11/15/25		845,000	912,459
3.459% 9/15/26		2,353,000	2,581,367
4.11% 9/15/28		1,052,000	1,178,375
4.15% 11/15/30		1,580,000	1,777,484
5.00% 4/15/30		1,685,000	1,991,977
CDK Global
5.00% 10/15/24		573,000	634,947
5.875% 6/15/26		1,003,000	1,047,949

CommScope Technologies 144A 5.00% 3/15/27 #		183,000	176,023
Dell International
144A 4.42% 6/15/21 #		74,000	75,757
4.42% 6/15/21		400,000	409,504
144A 5.45% 6/15/23 #		600,000	658,198
144A 6.02% 6/15/26 #		400,000	470,340
Fiserv
2.65% 6/1/30		1,155,000	1,245,145
3.50% 7/1/29		3,500,000	3,993,854
International Business Machines
1.95% 5/15/30		1,095,000	1,130,067
3.00% 5/15/24		4,805,000	5,209,859

Microchip Technology 144A 4.25% 9/1/25 #		850,000	882,886
NXP
144A 2.70% 5/1/25 #		180,000	190,767
144A 3.40% 5/1/30 #		350,000	383,953
144A 3.875% 6/18/26 #		3,250,000	3,646,550
144A 4.30% 6/18/29 #		142,000	164,052
144A 4.625% 6/1/23 #		1,000,000	1,095,779
144A 4.875% 3/1/24 #		3,280,000	3,689,596

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

ServiceNow 1.40% 9/1/30	1,040,000	$1,013,560
Xilinx 2.375% 6/1/30	825,000	870,366
		37,084,795
Transportation — 1.05%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	855,000	209,475
American Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21 ♦	175,445	161,527
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ♦	902,853	746,115
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 10/15/28 ♦	1,100,866	1,032,845
Ashtead Capital 144A 5.25% 8/1/26 #	400,000	422,500
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	595,000	742,593
Azul Investments 144A 5.875% 10/26/24 #	830,000	624,168
Delta Air Lines
3.625% 3/15/22	500,000	491,902
144A 7.00% 5/1/25 #	5,800,000	6,376,141

Delta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22 ♦	183,258	183,560
Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/22 #, ♦	658,620	588,666
ERAC USA Finance
144A 2.70% 11/1/23 #	300,000	315,582
144A 4.50% 8/16/21 #	200,000	206,779

Grupo Aeromexico DIP 0.01% 12/31/21 =	2,600,000	2,600,000
Kansas City Southern 3.00% 5/15/23	500,000	514,524
Latam Airlines 2015-1 Pass Through Trust Class A 4.20% 11/15/27 ♦	382,585	318,502
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	695,000	769,713
Mileage Plus Holdings 144A 6.50% 6/20/27 #	3,375,000	3,522,656

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	$1,113,370
144A 4.45% 1/29/26 #	2,100,000	2,404,498
144A 4.875% 7/11/22 #	300,000	322,608
Southwest Airlines
5.125% 6/15/27	1,980,000	2,160,827
5.25% 5/4/25	1,045,000	1,152,329

Union Pacific 3.25% 2/5/50	765,000	853,055
US Airways 2012-2 Class A Pass Through Trust 4.625% 6/3/25 ♦	390,719	325,202
		28,159,137
Utilities — 3.12%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	475,000	465,891
AEP Texas 2.40% 10/1/22	200,000	207,263
AES Andres 144A 7.95% 5/11/26 #	640,000	652,806
AES Gener 144A 7.125% 3/26/79 #, μ	605,000	619,538
American Electric Power 2.15% 11/13/20	300,000	300,567
American Transmission Systems 144A 5.25% 1/15/22 #	1,955,000	2,057,413
Calpine
144A 4.50% 2/15/28 #	453,000	464,696
144A 5.00% 2/1/31 #	1,200,000	1,225,410
144A 5.125% 3/15/28 #	454,000	470,532
144A 5.25% 6/1/26 #	328,000	341,758
CenterPoint Energy
3.85% 2/1/24	960,000	1,052,663
4.25% 11/1/28	2,618,000	3,121,622
Centrais Eletricas Brasileiras
144A 3.625% 2/4/25 #	200,000	199,810
144A 4.625% 2/4/30 #	565,000	566,413

CLP Power Hong Kong Financing 2.875% 4/26/23	240,000	249,519
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Comision Federal de Electricidad
144A 4.75% 2/23/27 #	1,259,000	$1,356,333
144A 4.875% 1/15/24 #	200,000	215,731

Duke Energy 4.875% μ, ψ	1,865,000	1,975,292
Duke Energy Indiana 3.25% 10/1/49	1,265,000	1,410,967
Enel Finance International 144A 2.875% 5/25/22 #	1,100,000	1,135,443
Engie Energia Chile 144A 4.50% 1/29/25 #	515,000	572,509
ENN Energy Holdings 144A 2.625% 9/17/30 #	605,000	605,321
Entergy 4.00% 7/15/22	300,000	316,510
Entergy Arkansas
3.75% 2/15/21	200,000	200,790
4.20% 4/1/49	870,000	1,111,510

Entergy Louisiana 4.95% 1/15/45	235,000	258,690
Entergy Mississippi 3.85% 6/1/49	1,805,000	2,181,156
Entergy Texas 3.55% 9/30/49	700,000	789,042
Essential Utilities
2.704% 4/15/30	695,000	744,674
3.351% 4/15/50	675,000	723,192

Evergy 4.85% 6/1/21	225,000	229,014
Evergy Kansas Central 3.45% 4/15/50	1,670,000	1,897,020
Exelon 2.45% 4/15/21	200,000	201,748
FirstEnergy 2.85% 7/15/22	200,000	205,120
FirstEnergy Transmission 144A 4.55% 4/1/49 #	875,000	1,028,145
Grupo Energia Bogota 144A 4.875% 5/15/30 #	2,677,000	2,996,232
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	225,000	223,551
144A 4.875% 1/14/48 #	595,000	575,243

Interstate Power and Light 4.10% 9/26/28	3,565,000	4,260,719
Israel Electric 144A 5.00% 11/12/24 #	832,000	939,033
Kallpa Generacion 144A 4.125% 8/16/27 #	870,000	910,781

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Listrindo Capital 144A 4.95% 9/14/26 #	540,000	$557,550
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	3,368,700
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	995,000	1,018,704
National Rural Utilities Cooperative Finance 4.75% 4/30/43 μ	315,000	324,995
NextEra Energy Capital Holdings
2.403% 9/1/21	1,700,000	1,732,769
2.90% 4/1/22	2,315,000	2,397,458
3.15% 4/1/24	355,000	384,141
3.20% 2/25/22	400,000	415,551
NiSource
0.95% 8/15/25	760,000	760,313
5.65% μ, ψ	875,000	868,866

NV Energy 6.25% 11/15/20	825,000	830,877
Pacific Gas and Electric
2.10% 8/1/27	1,895,000	1,844,451
2.50% 2/1/31	735,000	702,028
3.30% 3/15/27	700,000	714,544
3.30% 8/1/40	1,796,000	1,648,503
3.50% 6/15/25	400,000	421,390
3.50% 8/1/50	1,100,000	997,119
4.50% 7/1/40	1,100,000	1,121,872
PacifiCorp
2.70% 9/15/30	295,000	326,464
3.30% 3/15/51	410,000	461,417

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	742,414
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	324,318
144A 5.25% 5/15/47 #	185,000	212,157

PG&E 5.25% 7/1/30	2,970,000	2,877,188
Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	715,000	773,700
Sempra Energy
0.70% (LIBOR03M + 0.45%) 3/15/21 •	2,050,000	2,052,935
0.775% (LIBOR03M + 0.50%) 1/15/21 •	451,000	451,042
4.875% μ, ψ	1,055,000	1,086,650
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Southern California Edison
3.65% 2/1/50	1,525,000	$1,592,923
4.00% 4/1/47	880,000	943,830
4.875% 3/1/49	2,330,000	2,823,434

Southern Power 144A 0.777% (LIBOR03M + 0.55%) 12/20/20 #, •	1,700,000	1,700,226
Southwestern Electric Power 4.10% 9/15/28	4,590,000	5,355,562
Three Gorges Finance I Cayman Islands 144A 2.15% 9/22/30 #	605,000	609,141
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	165,000	183,002
Vistra Operations 144A 5.50% 9/1/26 #	1,784,000	1,864,280
		83,550,181
Total Corporate Bonds (cost $1,038,326,487)		1,098,082,598

Municipal Bonds — 0.61%
American Municipal Power, Ohio (Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	2,858,535
California State Various Purposes (High-Speed Passenger Train Bonds) Series C 0.928%(LIBOR01M + 0.78%) 4/1/47 •	1,250,000	1,249,425
Chicago, Illinois Transit Authority Sales Tax Receipts Fund
(Pension Funding) Series A 6.899%12/1/40	1,800,000	2,570,058
(Retiree Health Care Funding) Series B 6.899%12/1/40	1,800,000	2,570,058

Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,767,000	2,678,030

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Municipal Bonds (continued)

New Jersey Transportation Trust Fund Authority (Build America Bonds) Series C 5.754% 12/15/28	1,590,000	$1,797,161
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	978,404
New York State Urban Development (Build America Bonds) Series E 5.77% 3/15/39	800,000	1,014,408
Oregon State Taxable Pension 5.892% 6/1/27	30,000	37,923
Pennsylvania Higher Education Assistance Agency Revenue (Student Loans) Series 2006-2 A-3 0.375%(LIBOR03M + 0.13%) 10/25/36 •	410,364	400,405
South Carolina Public Service Authority (Santee Cooper) Series D 4.77% 12/1/45	145,000	190,233
Total Municipal Bonds (cost $14,178,643)		16,344,640

Non-Agency Asset-Backed Securities — 2.64%
ABFC Trust Series 2006-HE1 A2D 0.368% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 •	324,852	232,700
Argent Securities Trust
Series 2006-M1 A2C 0.298% (LIBOR01M + 0.15%, Floor 0.15%) 7/25/36 •	1,214,214	522,048
Series 2006-W4 A2C 0.308% (LIBOR01M + 0.16%, Floor 0.16%) 5/25/36 •	642,351	247,186
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2005-FR1 M2 1.153% (LIBOR01M + 1.005%, Floor 0.67%) 6/25/35 •	1,664,718	$1,636,763
Series 2007-HE2 1A2 0.318% (LIBOR01M + 0.17%, Floor 0.17%) 3/25/37 •	74,300	163,456

Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 2.57% 10/25/36 •	128,244	88,815
Bear Stearns Second Lien Trust Series 2007-SV1A M2 144A 1.498% (LIBOR01M + 1.35%, Cap 11.00%, Floor 0.90%) 1/25/36 #, •	316,273	315,126
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	456	471
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 1.648% (LIBOR01M + 1.50%, Floor 1.50%) 10/25/37 #, •	3,600,000	3,591,756
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.127% 11/25/36 •	689,705	712,497
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22	297,972	298,580
Series 2019-B A2 2.55% 9/15/22	639,443	642,371
Countrywide Asset-Backed Certificates
Series 2004-3 2A 0.548% (LIBOR01M + 0.40%, Floor 0.20%) 8/25/34 •	46,840	44,576
Series 2006-1 AF6 4.61% 7/25/36 •	122,388	124,471
Series 2006-26 2A4 0.368% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 •	1,906,655	1,827,960

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates
Series 2007-6 2A4 0.458% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 •	922,908	$694,640
CWABS Asset-Backed Certificates Trust
Series 2005-3 MV7 2.098% (LIBOR01M + 1.95%, Floor 1.30%) 8/25/35 •	4,200,000	4,168,012
Series 2006-11 1AF6 6.15% 9/25/46 •	106,549	109,183
Series 2006-17 2A2 0.298% (LIBOR01M + 0.15%, Floor 0.15%) 3/25/47 •	1,222,514	1,196,716

Discover Card Execution Note Trust Series 2019-A1 A1 3.04% 7/15/24	400,000	414,449
EquiFirst Mortgage Loan Trust Series 2004-2 M7 3.148% (LIBOR01M + 3.00%, Floor 2.00%) 10/25/34 •	662,361	668,954
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 0.308% (LIBOR01M + 0.16%, Floor 0.16%) 4/25/36 •	756,442	730,221
Ford Credit Auto Owner Trust Series 2018-1 A 144A 3.19% 7/15/31 #	840,000	925,266
Fremont Home Loan Trust Series 2004-B M1 1.018% (LIBOR01M + 0.87%, Floor 0.58%) 5/25/34 •	2,405,516	2,331,931
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 0.298% (LIBOR01M + 0.15%, Floor 0.15%) 8/25/36 •	2,006,104	1,233,154
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GSAMP Trust
Series 2006-FM3 A2D 0.378% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 •	952,110	$602,773
Series 2007-SEA1 A 144A 0.448% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #, •	755,823	727,660
Hardee's Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	637,000	640,140
Series 2018-1A A2II 144A 4.959% 6/20/48 #	490,000	506,621

Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	646,603	650,578
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	1,236,400	1,076,088
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 0.388% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 •	1,336,430	985,530
HSI Asset Securitization Trust Series 2006-HE1 2A1 0.198% (LIBOR01M + 0.05%, Floor 0.05%) 10/25/36 •	25,690	13,700
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 0.388% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 •	493,926	483,930
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 0.448% (LIBOR01M + 0.30%, Floor 0.30%) 2/25/36 •	2,951,600	2,554,355
Series 2006-7 1A 0.303% (LIBOR01M + 0.155%, Floor 0.155%) 8/25/36 •	2,800,748	1,839,461

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	200,572	$201,335
Series 2020-A A2 1.82% 3/15/22	401,137	403,008
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 0.492% (LIBOR01M + 0.34%) 5/15/23 #, •	500,000	500,668
Series 2019-AA A 144A 0.502% (LIBOR01M + 0.35%) 5/15/23 #, •	2,825,000	2,829,488
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 0.298% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 •	4,569,344	3,253,663
Series 2007-HE5 A2D 0.488% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 •	3,274,797	1,847,731

New Century Home Equity Loan Trust Series 2005-1 M2 0.868% (LIBOR01M + 0.72%, Cap 12.50%, Floor 0.48%) 3/25/35 •	233,599	222,506
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	947,036	953,788
Option One Mortgage Loan Trust
Series 2005-1 M1 0.928% (LIBOR01M + 0.78%, Floor 0.52%) 2/25/35 •	1,796,490	1,763,535
Series 2007-4 2A4 0.458% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 •	5,888,215	4,145,569

PFS Financing Series 2018-E A 144A 0.602% (LIBOR01M + 0.45%) 10/17/22 #, •	2,315,000	2,314,444
RAAC Trust Series 2005-SP2 2A 0.448% (LIBOR01M + 0.30%, Cap 14.00%, Floor 0.30%) 6/25/44 •	303,868	264,385
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

RAMP Trust Series 2007-RZ1 A2 0.308% (LIBOR01M + 0.16%, Cap 14.00%, Floor 0.16%) 2/25/37 •	53,608	$53,508
Sofi Consumer Loan Program Series 2017-3 A 144A 2.77% 5/25/26 #	171,057	172,003
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	213,211	220,178
Soundview Home Loan Trust Series 2006-OPT1 2A4 0.418% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	260,834	253,112
Structured Asset Investment Loan Trust Series 2003-BC2 M1 1.528% (LIBOR01M + 1.38%, Floor 0.92%) 4/25/33 •	15,778	15,526
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 0.418% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	1,396,502	1,288,198
Series 2006-BC2 A1 0.303% (LIBOR01M + 0.155%, Floor 0.155%) 9/25/36 •	4,022,599	3,209,087

Tesla Auto Lease Trust Series 2019-A A2 144A 2.13% 4/20/22 #	491,149	496,615
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	757,996	777,435
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	93,617	96,236
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	657,278
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	184,866	192,817

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	10,307,906	$10,918,138

Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	466,800	482,484
Total Non-Agency Asset-Backed Securities (cost $68,636,010)		70,534,873

Non-Agency Collateralized Mortgage Obligations — 2.09%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	994,568	771,872
ARM Mortgage Trust
Series 2004-5 3A1 3.671% 4/25/35 •	63,919	63,760
Series 2005-10 3A31 3.076% 1/25/36 •	122,193	115,773
Series 2006-2 1A4 3.922% 5/25/36 •	520,682	496,688
Banc of America Funding Trust
Series 2005-E 7A1 2.112% (COF 11 + 1.43%, Floor 1.43%) 6/20/35 •	91,195	77,666
Series 2006-I 1A1 3.056% 12/20/36 •	149,692	150,144

Banc of America Mortgage Trust Series 2003-D 2A1 4.297% 5/25/33 •	94,663	94,433
Bear Stearns ARM Trust Series 2003-5 2A1 3.098% 8/25/33 •	23,374	22,927
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #, •	412,857	425,049
Chase Mortgage Finance Trust Series 2005-A1 3A1 3.826% 12/25/35 •	68,136	65,126
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	863,325	621,637
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.548% (LIBOR01M + 2.40%) 4/25/31 #, •	551,225	$548,233
Series 2019-R01 2M2 144A 2.598% (LIBOR01M + 2.45%) 7/25/31 #, •	313,478	311,515
Series 2019-R02 1M2 144A 2.448% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #, •	1,892,754	1,882,086
Series 2019-R07 1M2 144A 2.248% (LIBOR01M + 2.10%) 10/25/39 #, •	2,709,762	2,694,885
Series 2020-R01 1M2 144A 2.198% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, •	2,500,000	2,449,583
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	881,511	810,027
Series 2007-1 5A14 6.00% 2/25/37	211,218	190,097
Series 2007-3 4A6 0.398% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 •	157,791	131,237
Series 2007-3 4A12 6.602% (6.75% minus LIBOR01M, Cap 6.75%) 4/25/37 Σ, •	157,791	43,188
Series 2007-3 4A15 5.50% 4/25/37	70,064	70,354

Flagstar Mortgage Trust Series 2018-5 A7 144A 4.00% 9/25/48 #, •	53,678	53,923
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #, •	128,427	129,597

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	27,412	$27,305
GS Mortgage-Backed Securities Trust Series 2020-PJ1 A1 144A 3.50% 5/25/50 #, •	610,158	620,733
GSR Mortgage Loan Trust Series 2007-AR1 2A1 3.408% 3/25/47 •	541,749	438,434
Holmes Master Issuer Series 2018-2A A2 144A 0.695% (LIBOR03M + 0.42%) 10/15/54 #, •	816,490	815,647
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 0.328% (LIBOR01M + 0.18%, Cap 11.50%, Floor 0.18%) 6/25/37 •	3,970,701	2,726,828
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 3.489% 10/25/36 •	293,053	260,451
Series 2006-A7 2A2 3.629% 1/25/37 •	61,892	56,787
Series 2007-A1 6A1 3.683% 7/25/35 •	75,925	75,244
Series 2014-2 B1 144A 3.399% 6/25/29 #, •	45,765	46,389
Series 2014-2 B2 144A 3.399% 6/25/29 #, •	45,765	46,208
Series 2015-4 B1 144A 3.616% 6/25/45 #, •	728,746	747,811
Series 2015-4 B2 144A 3.616% 6/25/45 #, •	311,466	319,908
Series 2015-5 B2 144A 2.633% 5/25/45 #, •	583,605	596,182
Series 2015-6 B1 144A 3.577% 10/25/45 #, •	317,327	323,976
Series 2015-6 B2 144A 3.577% 10/25/45 #, •	308,751	315,220
Series 2016-4 B1 144A 3.868% 10/25/46 #, •	222,840	233,450
Series 2016-4 B2 144A 3.868% 10/25/46 #, •	384,834	396,283
Series 2017-1 B3 144A 3.509% 1/25/47 #, •	918,395	920,359
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2017-2 A3 144A 3.50% 5/25/47 #, •		184,192	$189,171
Series 2018-4 A15 144A 3.50% 10/25/48 #, •		131,245	131,580
Series 2019-LTV3 A3 144A 3.50% 3/25/50 #, •		680,554	697,248
Series 2020-1 A4 144A 3.50% 6/25/50 #, •		743,321	755,036
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		791,995	816,575
Series 2020-5 A3 144A 3.00% 12/25/50 #, •		3,783,582	3,876,545
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		1,500,000	1,545,900

Lanark Master Issuer Series 2019-1A 1A1 144A 1.026% (LIBOR03M + 0.77%) 12/22/69 #, •		560,000	560,731
Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,394,721	771,783
Ludgate Funding
Series 2006-1X A2A 0.251% (BP0003M + 0.19%) 12/1/60 •	GBP	1,339,461	1,650,555
Series 2008-W1X A1 0.661% (BP0003M + 0.60%) 1/1/61 •	GBP	569,338	710,654

Mansard Mortgages Series 2007-1X A2 0.26% (BP0003M + 0.18%) 4/15/47 •	GBP	626,779	766,314
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		1,396	1,446
Series 2004-5 6A1 7.00% 6/25/34		24,474	25,647

MASTR ARM Trust Series 2004-4 4A1 3.185% 5/25/34 •		55,592	56,445
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 3.418% 2/25/34 •		2,996	2,989

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	288,425	$310,361
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •	5,345,140	5,620,157

Opteum Mortgage Acceptance Trust Series 2006-1 2A1 5.75% 4/25/36 •	7,052	7,036
RALI Series Trust
Series 2007-QA5 2A1 5.722% 9/25/37 •	2,837,473	2,432,114
Series 2007-QH8 A 2.029% 10/25/37 •	1,764,467	1,588,757

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 0.488% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •	844,268	803,080
RFMSI Trust Series 2004-S9 2A1 4.75% 12/25/19	28	28
Sequoia Mortgage Trust
Series 2004-5 A3 0.985% (LIBOR06M + 0.56%, Cap 11.50%, Floor 0.56%) 6/20/34 •	123,793	117,950
Series 2007-1 4A1 3.209% 9/20/46 •	373,237	288,289
Series 2015-1 B2 144A 3.87% 1/25/45 #, •	287,705	291,996
Series 2017-4 A1 144A 3.50% 7/25/47 #, •	164,359	168,656
Series 2017-5 B2 144A 3.825% 8/25/47 #, •	3,069,933	3,214,905
Series 2018-5 A4 144A 3.50% 5/25/48 #, •	158,540	159,378
Series 2019-CH1 A1 144A 4.50% 3/25/49 #, •	328,420	337,278

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured ARM Loan Trust Series 2006-1 7A4 3.787% 2/25/36 •	221,457	$207,807
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 0.406% (LIBOR01M + 0.25%, Cap 11.00%, Floor 0.25%) 7/19/35 •	238,470	224,211
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 3.715% 12/25/35 ♦, •	272,804	266,681
Series 2007-HY1 3A3 3.66% 2/25/37 ♦, •	174,479	158,328
Series 2007-HY7 4A1 3.306% 7/25/37 ♦, •	357,669	345,400

Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ♦	896	28
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.995% 4/25/36 •	18,756	18,014
Series 2006-AR11 A6 3.135% 8/25/36 •	197,242	191,041
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	523,333	538,954
Series 2020-3 A1 144A 3.00% 6/25/50 #, •	3,652,038	3,767,589
Series 2020-4 A1 144A 3.00% 7/25/50 #, •	968,896	1,000,763
Total Non-Agency Collateralized Mortgage Obligations (cost $57,006,737)		55,804,435

Non-Agency Commercial Mortgage-Backed Securities — 4.43%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	1,430,000	1,610,306
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	660,230
Series 2017-BNK7 A5 3.435% 9/15/60	1,110,000	1,258,383
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	8,948,213

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	$2,321,798
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,310,000	2,658,711
Series 2018-B3 A5 4.025% 4/10/51	550,000	646,817
Series 2019-B9 A5 4.016% 3/15/52	7,865,000	9,329,509
Series 2020-B17 A5 2.289% 3/15/53	2,000,000	2,120,233
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,740,262
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	4,409,122
Series 2019-CF3 A4 3.006% 1/15/53	800,000	895,922
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	476,666
Series 2019-CD8 A4 2.912% 8/15/57	8,775,000	9,725,945

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	3,100,000	3,482,017
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	856,873
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,513,517
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,435,313
Series 2017-C4 A4 3.471% 10/12/50	635,000	720,112
Series 2018-C5 A4 4.228% 6/10/51 •	1,700,000	2,008,949
Series 2019-C7 A4 3.102% 12/15/72	1,450,000	1,635,846
COMM Mortgage Trust
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,100,000	1,161,612
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,418,176
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	$648,540
Series 2015-CR23 A4 3.497% 5/10/48	780,000	857,142
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,620,872
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	900,000	993,294
Series 2016-C3 A5 2.89% 8/10/49	945,000	1,028,869

DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.79% 11/10/46 #, •	600,000	601,082
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, •	375,000	332,118
Series 2015-GC32 A4 3.764% 7/10/48	1,000,000	1,113,845
Series 2016-RENT A 144A 3.203% 2/10/29 #	2,300,000	2,296,848
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,459,541
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	2,182,764
Series 2018-GS9 A4 3.992% 3/10/51 •	570,000	664,584
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,444,218
Series 2019-GC42 A4 3.001% 9/1/52	5,000,000	5,581,493
Series 2020-GC47 A5 2.377% 5/12/53	685,000	732,211
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	8,967,272	10,040,044
Series 2015-C33 A4 3.77% 12/15/48	570,000	642,096
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,800,224

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	$1,177,631
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,712,332
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	343,975
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,336,881
Series 2016-WIKI A 144A 2.798% 10/5/31 #	705,000	700,394
Series 2016-WIKI B 144A 3.201% 10/5/31 #	690,000	671,702

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	422,202	244,458
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	1,066,541
Series 2015-C27 ASB 3.557% 12/15/47	2,200,000	2,338,572
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,598,176
Morgan Stanley Capital I Trust
Series 2014-CPT AM 144A 3.516% 7/13/29 #, •	2,200,000	2,229,426
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	1,119,006

UBS Commercial Mortgage Trust Series 2018-C9 A4 4.117% 3/15/51 •	970,000	1,126,159
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	480,000	486,050
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	$299,894
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	567,575
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,289,460
Series 2017-C38 A5 3.453% 7/15/50	905,000	1,024,170
Total Non-Agency Commercial Mortgage-Backed Securities (cost $110,271,310)		118,406,719

Loan Agreements — 2.34%
Acrisure Tranche B 3.647% (LIBOR01M + 3.50%) 2/15/27 •	413,457	400,462
American Airlines Tranche B 2.152% (LIBOR01M + 2.00%) 12/14/23 •	647,225	535,411
Applied Systems 1st Lien 4.25% (LIBOR03M + 3.25%) 9/19/24 •	849,622	846,635
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	1,708,922	1,736,692
Aramark Services Tranche B-3 1.897% (LIBOR01M + 1.75%) 3/11/25 •	359,075	345,572
AssuredPartners 3.647% (LIBOR01M + 3.50%) 2/12/27 •	950,257	924,362
AthenaHealth Tranche B 1st Lien 4.75% (LIBOR03M + 4.50%) 2/11/26 •	398,925	394,437
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/24/26 •	79,000	63,990
Bausch Health 3.151% (LIBOR01M + 3.00%) 6/2/25 •	284,457	279,360
Berry Global Tranche W 2.156% (LIBOR01M + 2.00%) 10/1/22 •	1,075,000	1,068,505
Berry Global Tranche Y 2.156% (LIBOR01M + 2.00%) 7/1/26 •	693,225	673,535

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%) 11/15/21 •	245,723	$228,215
Boxer Parent 4.397% (LIBOR01M + 4.25%) 10/2/25 •	382,756	372,566
Buckeye Partners 2.897% (LIBOR01M + 2.75%) 11/1/26 •	527,721	519,146
BWay Holding 3.523% (LIBOR03M + 3.25%) 4/3/24 •	155,588	147,273
Caesars Resort Collection Tranche B-1 4.688% (LIBOR01M + 4.50%) 7/21/25 •	595,000	577,575
Calpine
2.40% (LIBOR01M + 2.25%) 1/15/24 •	392,378	382,814
2.40% (LIBOR01M + 2.25%) 4/5/26 •	246,875	240,780

Camelot US Acquisition I TBD 10/31/26 X	650,000	648,510
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	498,750	505,816
Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24 •	193,991	190,460
Charter Communications Operating Tranche B-2 1.90% (LIBOR01M + 1.75%) 2/1/27 •	486,080	476,460
Chemours Tranche B-2 1.93% (LIBOR01M + 1.75%) 4/3/25 •	894,305	865,240
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	907,677	873,753
Connect US Finco 5.50% (LIBOR01M + 4.50%) 12/12/26 •	645,755	627,593
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	541,090	531,621
CSC Holdings
2.402% (LIBOR01M + 2.25%) 7/17/25 •	314,438	305,004
2.652% (LIBOR01M + 2.50%) 4/15/27 •	289,856	281,812

	Principal amount°	Value (US $)

Loan Agreements (continued)

DaVita Tranche B-1 1.897% (LIBOR01M + 1.75%) 8/12/26 •	800,925	$788,661
Ensemble RCM 4.011% (LIBOR03M + 3.75%) 8/1/26 •	364,320	361,132
Epicor Software Tranche B 5.25% (LIBOR01M + 4.25%) 7/30/27 •	1,335,000	1,331,829
ESH Hospitality 2.147% (LIBOR01M + 2.00%) 9/18/26 •	461,930	450,238
ExamWorks Group Tranche B-1 4.25% (LIBOR03M + 3.25%) 7/27/23 •	721,903	718,745
Frontier Communications Tranche B-1 6.00% (LIBOR03M + 2.75%) 6/17/24 •	715,162	706,222
Garda World Security Tranche B 1st Lien 4.90% (LIBOR01M + 4.75%) 10/30/26 •	191,971	191,131
Gardner Denver Tranche B-1 1.897% (LIBOR01M + 1.75%) 3/1/27 •	675,920	655,220
Global Medical Response TBD 9/24/25 X	2,025,000	1,983,656
Granite US Holdings Tranche B 5.47% (LIBOR03M + 5.25%) 9/30/26 •	137,160	130,302
Gray Television Tranche B-2 2.405% (LIBOR01M + 2.25%) 2/7/24 •	1,018,322	997,956
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	1,880,287	1,873,236
HCA Tranche B-12 1.897% (LIBOR01M + 1.75%) 3/13/25 •	1,292,074	1,289,075
Hilton Worldwide Finance Tranche B-2 1.898% (LIBOR01M + 1.75%) 6/22/26 •	1,172,387	1,136,076
HUB International 3.264% (LIBOR03M + 3.00%) 4/25/25 •	733,125	709,665
Ineos US Finance 2.147% (LIBOR01M + 2.00%) 4/1/24 •	252,542	245,787

	Principal amount°	Value (US $)

Loan Agreements (continued)

Informatica 3.397% (LIBOR01M + 3.25%) 2/25/27 •	1,310,720	$1,282,321
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125%) 2/14/25 •	1,018,000	1,037,088
Invictus 1st Lien 3.156% (LIBOR01M + 3.00%) 3/28/25 •	218,401	212,968
IQVIA Tranche B-3 1.97% (LIBOR03M + 1.75%) 6/11/25 •	542,513	536,494
Iron Mountain Information Management Tranche B 1.897% (LIBOR01M + 1.75%) 1/2/26 •	620,570	600,919
JBS USA LUX 2.147% (LIBOR01M + 2.00%) 5/1/26 •	162,525	158,970
Merrill Communications Tranche B 1st Lien 6.195% (LIBOR03M + 5.00%) 10/5/26 •	210,410	207,122
Microchip Technology 2.15% (LIBOR01M + 2.00%) 5/29/25 •	506,310	505,361
Milano Acquisition TBD 8/17/27 X	1,210,000	1,200,169
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/20/27 •	1,000,000	1,018,203
Numericable US Tranche B-11 2.897% (LIBOR01M + 2.75%) 7/31/25 •	350,038	333,958
Numericable US Tranche B-13 4.152% (LIBOR01M + 4.00%) 8/14/26 •	132,638	129,089
ON Semiconductor Tranche B-4 2.147% (LIBOR01M + 2.00%) 9/16/26 •	1,281,241	1,264,265
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	982,500	958,815
PG&E 5.50% (LIBOR03M + 4.50%) 6/23/25 •	1,970,062	1,938,871
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 •	748,125	747,003
	Principal amount°	Value (US $)

Loan Agreements (continued)

PQ Tranche B 2.511% (LIBOR03M + 2.25%) 2/8/27 •	792,535	$777,477
Prestige Brands Tranche B-4 2.145% (LIBOR01M + 2.00%) 1/26/24 •	307,282	305,669
Prime Security Services Borrower Tranche B-1 4.25% (LIBOR01M + 3.25%) 9/23/26 •	453,664	450,140
Radiate Holdco Tranche B 4.25% (LIBOR01M + 3.50%) 9/11/26 •	180,432	179,652
Reynolds Group Holdings TBD 2/3/26 X	475,000	468,469
RP Crown Parent Tranche B-1 4.00% (LIBOR01M + 3.00%) 2/2/26 •	977,550	968,996
Russell Investments US Institutional Holdco 3.75% (LIBOR06M + 2.75%) 6/1/23 •	425,673	423,501
Ryan Specialty Group 4.00% (LIBOR01M + 3.25%) 9/1/27 •	595,000	592,025
Scientific Games International Tranche B-5 3.471% (LIBOR01M + 2.75%) 8/14/24 •	1,799,163	1,701,783
Sinclair Television Group Tranche B 2.65% (LIBOR01M + 2.50%) 1/3/24 •	1,540,000	1,504,067
Solenis International 1st Lien 4.256% (LIBOR03M + 4.00%) 6/26/25 •	585,508	571,846
Spirit Aerosystems Tranche B 1st Lien TBD 1/30/25 X	785,000	786,963
SS&C Technologies Tranche B-3 1.897% (LIBOR01M + 1.75%) 4/16/25 •	256,761	249,272
SS&C Technologies Tranche B-4 1.897% (LIBOR01M + 1.75%) 4/16/25 •	180,393	175,131
Stars Group Holdings 3.72% (LIBOR03M + 3.50%) 7/10/25 •	156,175	156,403
Surf Holdings 1st Lien 3.75% (LIBOR03M + 3.50%) 3/5/27 •	319,200	312,702

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)

Tecta America 4.647% (LIBOR01M + 4.50%) 11/20/25 •	203,553	$193,375
Telenet Financing Tranche AR 2.152% (LIBOR01M + 2.00%) 4/30/28 •	545,000	527,060
Terrier Media Buyer 4.397% (LIBOR01M + 4.25%) 12/17/26 •	519,078	507,528
Titan Acquisition 3.361% (LIBOR03M + 3.00%) 3/28/25 •	56,971	53,980
T-Mobile USA 3.147% (LIBOR01M + 3.00%) 4/1/27 •	608,475	608,746
Transdigm Tranche F 2.397% (LIBOR01M + 2.25%) 12/9/25 •	594,697	564,218
Trident TPI Holdings Tranche B-1 4.00% (LIBOR03M + 3.00%) 10/17/24 •	267,984	263,713
Ultimate Software Group 4.75% (LIBOR03M + 4.00%) 5/4/26 •	3,475,000	3,469,843
Ultimate Software Group 1st Lien 3.897% (LIBOR01M + 3.75%) 5/4/26 •	1,966,541	1,953,790
United Rentals (North America) 1.897% (LIBOR01M + 1.75%) 10/31/25 •	49,000	48,908
USI 4.22% (LIBOR03M + 4.00%) 12/2/26 •	166,442	165,797
USI Tranche B 3.22% (LIBOR03M + 3.00%) 5/16/24 •	1,414,543	1,371,222
USIC Holdings Tranche B 4.25% (LIBOR01M + 3.25%) 12/8/23 •	476,252	470,597
Vertical Midco Tranche B 4.567% (LIBOR06M + 4.25%) 7/30/27 •	1,185,000	1,177,699
Vistra Operations 1.897% (LIBOR01M + 1.75%) 12/31/25 •	521,571	514,726
		Principal amount°	Value (US $)

Loan Agreements (continued)

Windstream Services 7.25% (LIBOR01M + 6.25%) 8/11/27 •		199,500	$193,640
Zekelman Industries 2.145% (LIBOR03M + 2.00%) 1/24/27 •		278,600	270,547
Total Loan Agreements (cost $63,100,368)			62,723,631

Regional Bond — 0.08%Δ
Spain — 0.08%
Autonomous Community of Catalonia 4.90% 9/15/21	EUR	1,800,000	2,205,167
			2,205,167
Total Regional Bond (cost $2,017,101)			2,205,167

Sovereign Bonds — 2.14%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	181,144
			181,144
Angola — 0.01%
Angolan Government International Bond 8.25% 5/9/28		200,000	160,125
			160,125
Argentina — 0.03%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~		1,369,640	574,564
0.125% 7/9/35 ~		207,580	78,467
1.00% 7/9/29		57,010	26,111
			679,142
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		547,000	527,616
			527,616
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	329,809
			329,809

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Bermuda — 0.01%
Bermuda Government International Bond 144A 2.375% 8/20/30 #		200,000	$202,750
			202,750
Brazil — 0.02%
Brazilian Government International Bonds
3.875% 6/12/30		223,000	223,167
4.75% 1/14/50		233,000	226,857
			450,024
Chile — 0.02%
Chile Government International Bonds
2.55% 1/27/32		258,000	272,835
3.50% 1/25/50		200,000	228,750
			501,585
Colombia — 0.03%
Colombia Government International Bonds
3.00% 1/30/30		272,000	276,862
4.00% 2/26/24		202,000	215,699
5.00% 6/15/45		200,000	233,750
			726,311
Cyprus — 0.06%
Cyprus Government International Bond 3.875% 5/6/22	EUR	1,200,000	1,498,340
			1,498,340
Dominican Republic — 0.04%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		367,000	361,954
144A 4.875% 9/23/32 #		150,000	149,550
144A 6.00% 7/19/28 #		435,000	469,173
			980,677
Ecuador — 0.01%
Ecuador Government International Bonds
144A 0.50% 7/31/30 #, ~		125,307	85,210
144A 0.50% 7/31/35 #, ~		328,384	183,077
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador (continued)
Ecuador Government International Bonds
144A 0.50% 7/31/40 #, ~	150,501	$75,815
144A 6.61% 7/31/30 #, ^	35,471	16,629
		360,731
Egypt — 0.14%
Egypt Government International Bonds
144A 5.577% 2/21/23 #	2,620,000	2,698,495
144A 5.75% 5/29/24 #	591,000	605,715
7.903% 2/21/48	200,000	185,341
144A 8.70% 3/1/49 #	359,000	351,084
		3,840,635
El Salvador — 0.01%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	275,000	216,122
		216,122
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	200,000	179,398
		179,398
Guatemala — 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #	400,000	442,400
		442,400
Honduras — 0.01%
Honduras Government International Bond 144A 5.625% 6/24/30 #	300,000	322,350
		322,350
Indonesia — 0.01%
Indonesia Government International Bond 144A 4.625% 4/15/43 #	200,000	235,128
		235,128

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Israel — 0.05%
Israel Government International Bond 2.75% 7/3/30	1,200,000	$1,330,260
		1,330,260
Ivory Coast — 0.01%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	366,000	343,835
		343,835
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #	200,000	199,862
		199,862
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #	207,000	322,140
		322,140
Kenya — 0.04%
Kenya Government International Bonds
144A 6.875% 6/24/24 #	248,000	252,866
144A 8.00% 5/22/32 #	835,000	826,501
		1,079,367
Kuwait — 0.13%
Kuwait International Government Bond 2.75% 3/20/22	3,400,000	3,497,553
		3,497,553
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡	582,000	101,413
		101,413
Mexico — 0.02%
Mexico Government International Bond 4.60% 2/10/48	458,000	488,139
		488,139
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Mongolia — 0.01%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		306,000	$315,568
			315,568
Morocco — 0.01%
Morocco Government International Bond 144A 1.375% 3/30/26 #	EUR	150,000	175,865
			175,865
Nigeria — 0.02%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		537,000	514,043
			514,043
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	188,943
			188,943
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	285,145
			285,145
Panama — 0.14%
Panama Government International Bonds
3.16% 1/23/30		452,000	492,397
3.75% 3/16/25		2,446,000	2,678,113
144A 3.75% 4/17/26 #		580,000	621,334
			3,791,844
Paraguay — 0.17%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		3,600,000	4,163,400
144A 5.40% 3/30/50 #		403,000	491,060
			4,654,460
Peru — 0.02%
Peruvian Government International Bonds
2.844% 6/20/30		512,000	558,623
5.625% 11/18/50		35,000	55,888
			614,511

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Philippines — 0.01%
Philippine Government International Bond 2.457% 5/5/30		300,000	$324,176
			324,176
Qatar — 0.17%
Qatar Government International Bonds
144A 3.40% 4/16/25 #		200,000	219,586
144A 4.00% 3/14/29 #		725,000	849,149
144A 4.40% 4/16/50 #		400,000	516,006
5.103% 4/23/48		2,200,000	3,063,973
			4,648,714
Republic of Vietnam — 0.01%
Vietnam Government International Bond 144A 4.80% 11/19/24 #		200,000	224,025
			224,025
Romania — 0.10%
Romanian Government International Bonds
144A 3.00% 2/14/31 #		2,410,000	2,479,287
144A 3.375% 1/28/50 #	EUR	223,000	267,674
			2,746,961
Russia — 0.04%
Russian Foreign Bond - Eurobonds
144A 4.25% 6/23/27 #		600,000	676,890
144A 4.375% 3/21/29 #		200,000	229,850
144A 5.25% 6/23/47 #		200,000	265,417
			1,172,157
Saudi Arabia — 0.37%
Saudi Government International Bonds
2.375% 10/26/21		200,000	203,656
144A 2.875% 3/4/23 #		2,200,000	2,301,299
144A 2.90% 10/22/25 #		200,000	214,010
144A 3.625% 3/4/28 #		741,000	822,606
4.50% 10/26/46		800,000	962,600
144A 4.50% 10/26/46 #		800,000	962,600
144A 5.00% 4/17/49 #		3,500,000	4,538,373
			10,005,144
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Senegal — 0.01%
Senegal Government International Bond 144A 6.75% 3/13/48 #		210,000	$199,633
			199,633
Serbia — 0.00%
Serbia International Bond 144A 3.125% 5/15/27 #	EUR	100,000	125,514
			125,514
South Africa — 0.12%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,000,000	2,869,881
5.75% 9/30/49		200,000	170,258
5.875% 6/22/30		268,000	274,684
			3,314,823
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 5.875% 7/25/22 #		206,000	166,860
144A 6.20% 5/11/27 #		453,000	312,570
			479,430
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		200,000	197,050
			197,050
Turkey — 0.03%
Turkey Government International Bonds
5.75% 5/11/47		200,000	159,017
7.625% 4/26/29		500,000	515,946
			674,963
Ukraine — 0.05%
Ukraine Government International Bonds
144A 7.75% 9/1/26 #		804,000	801,958
144A 9.75% 11/1/28 #		515,000	558,440
			1,360,398
United Kingdom — 0.00%
United Kingdom Gilt 1.75% 9/7/22	GBP	100,000	133,516
			133,516

Schedules of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Uruguay — 0.05%
Uruguay Government International Bonds
4.375% 1/23/31	1,131,000	$1,347,660
4.50% 8/14/24	57,000	62,409
		1,410,069
Uzbekistan — 0.02%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	448,000	502,531
		502,531
Total Sovereign Bonds (cost $53,916,604)		57,256,339

Supranational Banks — 0.03%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	200,000	203,000
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #	301,000	316,429
144A 5.00% 7/27/27 #	406,000	438,586
Total Supranational Banks (cost $898,216)		958,015

US Treasury Obligations — 26.19%
US Treasury Bonds
1.25% 5/15/50	1,800,000	1,706,203
1.375% 8/15/50	4,100,000	4,012,235
2.00% 2/15/50	16,000,000	18,101,250
2.50% 2/15/45	37,100,000	45,672,129
2.75% 8/15/42	900,000	1,153,547
2.75% 11/15/42	1,400,000	1,793,148
2.875% 5/15/43	2,200,000	2,873,234
2.875% 8/15/45	16,700,000	21,945,497
3.00% 5/15/47	900,000	1,219,535
3.00% 8/15/48	3,770,000	5,139,423
3.125% 5/15/48	1,490,000	2,071,915
4.375% 5/15/40	100,000	157,004
US Treasury Inflation Indexed Notes
0.125% 4/15/22	3,409,280	3,469,678
0.125% 7/15/26	21,619	23,448
0.25% 1/15/25	9,626,584	10,271,891
0.375% 7/15/27	7,202,560	8,009,255
0.625% 4/15/23	3,066,773	3,207,988
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Inflation Indexed Notes
0.875% 1/15/29	10,979,591	$12,792,696
1.75% 1/15/28	12,763,570	15,550,139
2.375% 1/15/25	9,347,008	10,852,322
2.375% 1/15/27	1,670,253	2,060,240
2.50% 1/15/29	36,204	47,306
US Treasury Inflation Indexed Notes
0.125% 1/15/30	44,950,123	49,685,583
0.125% 7/15/30	18,508,589	20,583,710
US Treasury Notes
0.50% 4/30/27	10,900,000	10,949,816
0.50% 6/30/27	12,900,000	12,946,360
0.625% 5/15/30	10,300,000	10,264,594
0.625% 8/15/30	67,085,000	66,702,408
1.125% 8/31/21 ∞	13,800,000	13,922,020
1.125% 2/28/27	16,900,000	17,663,141
1.25% 8/31/24	25,600,000	26,636,001
1.50% 1/31/27	1,700,000	1,816,808
1.50% 2/15/30	24,700,000	26,645,125
1.625% 9/30/26	8,300,000	8,916,340
1.625% 10/31/26	12,900,000	13,863,973
1.75% 12/31/26	10,900,000	11,814,579
1.875% 7/31/22	39,700,000	40,965,437
1.875% 8/31/24 ∞	2,170,000	2,311,050
2.00% 10/31/21 ∞	1,600,000	1,632,094
2.00% 11/30/22 ∞	7,700,000	8,009,805
2.00% 6/30/24	7,700,000	8,218,848
2.125% 3/31/24 ∞	2,010,000	2,146,107
2.125% 11/30/24	11,130,000	12,005,618
2.25% 11/15/24	11,030,000	11,946,869
2.25% 3/31/26	24,500,000	27,064,844
2.375% 2/29/24	4,000,000	4,298,906
2.375% 8/15/24 ∞	1,820,000	1,972,567
2.375% 4/30/26	10,900,000	12,129,230
2.50% 1/31/24	2,790,000	3,005,462
2.50% 2/28/26	3,700,000	4,133,449
2.625% 3/31/25	12,700,000	14,053,344
2.75% 7/31/23	46,200,000	49,589,204
2.875% 11/30/23 ∞	2,500,000	2,713,476
2.875% 7/31/25	15,500,000	17,439,317
2.875% 11/30/25	8,100,000	9,170,086

US Treasury Strip Principal 2.26% 5/15/44 ^	4,290,000	3,059,809
Total US Treasury Obligations (cost $662,782,146)		700,406,063

	Number of shares	Value (US $)
Common Stock — 0.00%
Adelphia Recovery Trust =, †	1	$0
Century Communications =, †	1,975,000	0
Total Common Stock (cost $59,791)		0

Preferred Stock — 0.02%
General Electric 5.000% μ	300,000	239,514
USB Realty 1.422% (LIBOR03M + 1.147%) #, •	500,000	405,312
Total Preferred Stock (cost $748,677)		644,826

Short-Term Investments — 9.12%
Money Market Mutual Funds — 1.52%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	10,142,650	10,142,650
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	10,142,650	10,142,650
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	10,142,650	10,142,650
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	10,142,650	10,142,650
		40,570,600
	Principal amount°	Value (US $)
Repurchase Agreements — 6.92%
US Treasury repurchase agreement with Standard Chartered Bank 0.11%, dated 9/29/20, to be repurchased 10/1/20, repurchase price $97,800,299 (collateralized by US government obligation; 1.125% - 6.25% 8/15/23; market value $99,343,112)	97,800,000	$97,800,000
US Treasury repurchase agreement with Standard Chartered Bank 0.11%, dated 9/30/20, to be repurchased 10/2/20, repurchase price $87,300,267 (collateralized by US government obligation; 3.00% - 6.25% 8/15/23; market value $89,259,880)	87,300,000	87,300,000
		185,100,000
US Treasury Obligation — 0.68%
US Treasury Bill 0.068% 10/15/20∞, ^	18,200,000	18,199,487
		18,199,487
Total Short-Term Investments (cost $243,869,368)		243,870,087
Total Value of Securities Before Options Written—114.92% (cost $2,954,055,646)		3,073,572,274

Schedules of investments
Optimum Fixed Income Fund
	Number of contracts	Value (US $)
Options Written — (0.01%)
Put Swaptions — (0.01%)
CDX.NA.IG 34 5 yr V1 I strike price $0.60, expiration date 10/21/20, notional amount (4,500,000) (CITI)	(7,500,000)	$(91,092)
CDX.NA.IG 34 5 yr V1 I strike price $1.00, expiration date 10/21/20, notional amount (7,500,000) (BNP)	(7,500,000)	(8,922)
CDX.NA.IG 34 5 yr V1 I strike price $1.20, expiration date 12/16/20, notional amount (37,200,000) (BNP)	(31,000,000)	(80,213)
Total Options Written (premium received $59,140)		(180,227)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2020.
Δ	Securities have been classified by country of origin.
X	This loan will settle after September 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
«	PIK. The first payment of cash and/or principal will be made after October 1, 2020.
*	PIK. 100% of the income received was in the form of both cash and principal.
ψ	No contractual maturity date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $506,898,812, which represents 18.95% of the Fund net assets. See Note 8 in “Notes to financial statements.”
∞	Fully or partially pledged as collateral for futures and swap contracts.
†	Non-income producing security.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at September 30, 2020:1
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	(32,569,000)	USD	38,976,677	10/2/20	$789,572	$—
BNP	EUR	(32,569,000)	USD	38,216,985	11/3/20	3,866	—
BNP	INR	23,338,266	USD	(310,187)	12/16/20	4,446	—
BNP	JPY	35,155,313	USD	(331,599)	10/2/20	1,744	—
BNP	KRW	(128,438,975)	USD	108,411	12/16/20	—	(1,756)
BNP	EUR	32,569,000	USD	(38,192,037)	10/2/20	—	(4,932)
JPMCB	EUR	(731,000)	USD	858,691	1/22/21	—	(752)
JPMCB	GBP	(2,027,000)	USD	2,723,644	10/2/20	108,082	—
Total Foreign Currency Exchange Contracts						$907,710	$(7,440)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
10	US Treasury Ultra Bonds	$2,218,125	$2,251,968	12/21/20	$—	$(33,843)	$(20,000)
337	US Treasury Long Bonds	59,406,781	59,912,668	12/21/20	—	(505,887)	(315,939)
327	US Treasury 5 yr Notes	41,212,219	41,177,228	12/31/20	34,991	—	(33,210)
(645)	US Treasury 5 yr Notes	(81,290,156)	(81,180,903)	12/31/20	—	(109,253)	65,506
189	US Treasury 10 yr Ultra Notes	30,225,236	30,258,186	12/21/20	—	(32,950)	(88,594)
(11)	US Treasury 10 yr Ultra Notes	(1,759,141)	(1,753,446)	12/21/20	—	(5,695)	5,156
287	US Treasury 10 yr Notes	40,045,469	40,001,013	12/21/20	44,456	—	(71,750)
(394)	US Treasury 10 yr Notes	(54,975,313)	(55,029,085)	12/21/20	53,772	—	98,500
(33)	Long 10 yr Gilt	(5,795,775)	(5,801,521)	12/29/20	5,746	—	19,110
(76)	Euro-Bund	(15,550,814)	(15,473,663)	12/8/20	—	(77,151)	31,317
131	Euro-BTP	22,666,952	22,222,694	12/8/20	444,258	—	(78,955)
Total Futures Contracts			$36,585,139		$583,223	$(764,779)	$(388,859)
Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection SoldMoody's Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24-Quarterly	1,800,000	1.000%	$21,051	$(3,652)	$24,703	$—	$418
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	22,937	7,001	15,936	—	2,474
CDX.ITRX.EUR.33.1[5] 6/20/25-Quarterly	EUR 14,000,000	1.000%	288,506	243,118	45,388	—	10,241

Schedules of investments
Optimum Fixed Income Fund

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings (continued):
CDX.NA.HY.33[6] 12/20/24-Quarterly	1,335,000	5.000%	$68,274	$46,524	$21,750	$—	$(14,543)
CDX.NA.HY.34[6] 6/20/25-Quarterly	3,956,000	5.000%	193,045	5,640	187,405	—	877
CDX.NA.IG.33[7] 12/20/24-Quarterly	31,500,000	1.000%	254,286	576,218	—	(321,932)	5,633
CDX.NA.IG.34[7] 6/20/25-Quarterly	12,800,000	1.000%	87,433	(28,880)	116,313	—	(734)
CDX.NA.IG.35[7] 12/20/25-Quarterly	1,800,000	1.000%	37,666	43,203	—	(5,537)	961
Citigroup CDS 6.125% 6/30/20 WR 12/20/20-Quarterly	700,000	1.000%	996	803	193	—	(33)
Daimler CDS 0.625% 3/5/20 A2 12/20/20-Quarterly	EUR 800,000	1.000%	1,683	1,847	—	(164)	(27)
			975,877	891,822	411,688	(327,633)	5,267
Over-The-Counter:
Protection PurchasedMoody’s Ratings:
JPMCB-Mexico 3.60% 12/31/22 WR 6/20/25-Quarterly	3,330,000	1.000%	57,821	224,849	—	(167,028)	—
JPMCB-Republic of Indonesia 3.70% 1/8/22 BBB 6/20/25− Quarterly	313,000	1.000%	1,615	3,675	—	(2,060)	—
Protection SoldMoody's Ratings:
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.000%	415	(470)	885	—	—
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/22-Quarterly	250,000	1.000%	1,443	(1,307)	2,750	—	—
BNP Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	200,000	1.000%	831	(951)	1,782	—	—
CITI Republic of Brazil 4.25% 1/7/25 /Ba2 6/20/22-Quarterly	100,000	1.000%	(633)	(2,174)	1,541	—	—

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings (continued):
CITI Republic of Colombia 10.375% 1/28/33 /Baa2 12/20/24-Quarterly	200,000	1.000%	$(1,869)	$627	$—	$(2,496)	$—
DB CMBX.NA.AAA[8] 10/17/57-Monthly	14,200,000	0.500%	117,735	(852,608)	970,343	—	—
GSC Republic of Brazil 4.25% 1/7/25 /Ba2 6/20/22-Quarterly	500,000	1.000%	(3,163)	(11,158)	7,995	—	—
GSC Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	3,300,000	1.000%	13,713	(14,119)	27,832	—	—
JPMCB Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.000%	415	(476)	891	—	—
JPMCB South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly	700,000	1.000%	(34,675)	(21,771)	—	(12,904)	—
			153,648	(675,883)	1,014,019	(184,488)	—
Total CDS Contracts			$1,129,525	$215,939	$1,425,707	$(512,121)	$5,267
IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed/Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to Brokers)
Centrally Cleared:
2 yr IRS[10] 6/28/21-(Semiannually/ Quarterly)	30,100,000	1.45%/(0.233)%	$(274,206)	$—	$—	$(274,206)	$110
2 yr IRS[11] 3/3/22-(Semiannually/ Quarterly)	CAD 8,800,000	(1.27)%/0.505%	71,269	—	71,269	—	275
2 yr IRS[11] 3/3/22-(Semiannually/ Quarterly)	CAD 2,400,000	(1.273)%/0.505%	19,501	—	19,501	—	75
2 yr IRS[11] 6/17/22-(Semiannually/ Quarterly)	CAD 4,000,000	(1.50)%/0.505%	50,539	13,269	37,270	—	169

Schedules of investments
Optimum Fixed Income Fund
IRS Contracts[9]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed/Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to Brokers)
Centrally Cleared (continued):
3 yr IRS[10] 6/20/21-(Semiannually/ Quarterly)	17,800,000	1.75%/(0.246)%	$(196,719)	$110,850	$—	$(307,569)	$272
30 yr IRS[10] 2/12/45- (Semiannually/ Quarterly)	600,000	2.00%/(0.270)%	(126,423)	(10,627)	—	(115,796)	5,395
5 yr IRS[11] 3/3/25-(Semiannually/ Quarterly)	CAD 800,000	(1.29)%/0.505%	15,212	—	15,212	—	(234)
5 yr IRS[11] 3/3/25-(Semiannually/ Quarterly)	CAD 2,600,000	(1.275)%/0.505%	48,150	—	48,150	—	(769)
5 yr IRS[11] 3/3/25-(Semiannually/ Quarterly)	CAD 1,600,000	(1.276)%/0.505%	29,684	—	29,684	—	(473)
5 yr IRS[11] 3/3/25-(Semiannually/ Quarterly)	CAD 2,900,000	(1.22)%/0.505%	48,432	—	48,432	—	(886)
5 yr IRS[11] 3/4/25-(Semiannually/ Quarterly)	CAD 20,500,000	(1.235)%/0.505%	352,534	8,536	343,998	—	(6,207)
5 yr IRS[12] 9/16/25-(Semiannually/ Semiannually)	GBP 15,800,000	0.50%/(0.054)%	(530,024)	(2,917)	—	(527,107)	20,487
5 yr IRS[13] 12/16/25- (Annually/ Annually)	GBP 28,400,000	0.50%/(0.054)%	(941,125)	(700,272)	—	(240,853)	52,266
7 yr IRS[10] 12/16/22- (Semiannually/ Quarterly)	41,600,000	2.25%/(2.41)%	(1,873,247)	352,353	—	(2,225,600)	(1,965)
Total IRS Contracts			$(3,306,423)	$(228,808)	$613,516	$(3,691,131)	$68,515
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
[1]	See Note 5 in “Notes to financial statements.”

[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(15,482).
[5]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[6]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
[7]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[8]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[9]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[10]	Rate resets based on LIBOR03M.
[11]	Rate resets based on CAD0003M.
[12]	Rate resets based on BP0006M.
[13]	Rate resets based on BP0012M.
Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
BP0006M – 6 Month Sterling LIBOR Interest Rate
BP0012M – 12 Month Sterling LIBOR Interest Rate
BTP – Buoni del Tesoro Poliennali
CAD0003M – Canadian Dollar 3 Month LIBOR Interest Rate
CD – Certificate of Deposit
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
COF 11 – Cost of Funds for the 11th District of San Francisco
DAC – Designated Activity Company
DB – Deutsche Bank AG
DIP – Debtor in Possession
EUR003M – EURIBOR EUR 3 Month
EURIBOR – Euro Interbank Offered Rate
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSC – Goldman Sachs Bank USA
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LB – Lehman Brothers
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month

Schedules of investments
Optimum Fixed Income Fund
Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TBD – To be determined
yr – Year
Summary of currencies:
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.00%Δ
Australia − 4.10%
Adairs	15,560	$36,727
BlueScope Steel	51,139	471,185
Fortescue Metals Group	408,115	4,794,547
Kogan.com	14,989	218,828
Mineral Resources	32,509	586,346
Newcrest Mining	103,321	2,342,900
Rio Tinto	40,011	2,732,808
Rio Tinto (London Stock Exchange)	12,480	750,953
Rio Tinto ADR *	118,987	7,185,625
South32	1,392,250	2,066,178
Vita Group	36,979	27,216
		21,213,313
Austria − 1.58%
Erste Group Bank †	172,134	3,604,556
Raiffeisen Bank International †	37,374	572,046
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,215	27,037
voestalpine *	150,287	3,960,945
Zumtobel Group	4,993	32,063
		8,196,647
Belgium − 0.61%
bpost	10,058	88,074
Galapagos †	8,641	1,225,033
UCB	16,121	1,830,922
		3,144,029
Brazil − 3.13%
Ambev	2,069,000	4,634,701
Banco Bradesco ADR	1,295,261	4,442,745
BRF †	209,900	686,971
CSU Cardsystem	23,400	56,751
Direcional Engenharia	24,000	57,480
Marfrig Global Foods †	307,100	836,119
Petroleo Brasileiro ADR	488,548	3,478,462
Porto Seguro	23,300	199,854
Sul America	228,800	1,608,066
Transmissora Alianca de Energia Eletrica	40,500	202,215
		16,203,364
Canada − 2.44%
Celestica †	3,400	23,491
DREAM Unlimited Class A	5,150	75,226
Hardwoods Distribution	3,400	61,844
	Number of shares	Value (US $)
Common StockΔ (continued)
Canada (continued)
Magna International	98,133	$4,490,439
Manulife Financial	132,600	1,844,281
Quebecor Class B	1,626	40,676
Restaurant Brands International	102,659	5,903,919
Sun Life Financial	2,900	118,174
Transcontinental	3,700	45,682
		12,603,732
Chile − 0.55%
Sociedad Quimica y Minera de Chile ADR	88,445	2,867,387
		2,867,387
China/Hong Kong − 12.19%
Anhui Conch Cement Class H	607,000	4,204,258
Asia Cement China Holdings	393,862	349,076
Baidu ADR †	50,781	6,428,367
Build King Holdings	210,000	22,089
BYD Class H *	444,500	7,168,107
China Construction Bank Class H	1,340,000	870,695
China Life Insurance Class H	1,742,000	3,949,073
China Mobile	56,000	359,480
China National Chemical Engineering Class A	2,238,084	1,776,706
China Oilfield Services Class H	6,606,000	4,623,504
China United Network Communications Class A	1,887,200	1,349,414
CITIC	197,703	146,592
Country Garden Services Holdings	397,000	2,578,308
Greenland Holdings Class A	1,941,000	1,826,157
Hangzhou Binjiang Real Estate Group Class A	1,278,914	898,995
Hengan International Group	81,500	596,586
Hi Sun Technology China †	303,000	33,470
Industrial & Commercial Bank of China Class H	5,100,000	2,656,568
JD.com ADR †	24,733	1,919,528
Leju Holdings ADR †	10,086	19,920
Lenovo Group	1,262,000	834,388

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
NetEase ADR	8,526	$3,876,516
PAX Global Technology	113,000	68,091
Poly Property Group	92,504	25,911
RiseSun Real Estate Development Class A	57,900	65,131
SGIS Songshan Class A	810,800	496,640
Shanghai Fosun Pharmaceutical Group Class H	1,098,000	4,596,570
Shanghai Shimao Class A	212,478	192,953
Shanxi Taigang Stainless Steel Class A	1,338,300	723,722
Sinopec Engineering Group Class H	34,001	12,568
Sinopharm Group Class H	1,084,400	2,291,557
Sinotruk Hong Kong	545,375	1,405,523
Tencent Holdings	12,200	824,029
TravelSky Technology Class H	1,720,000	3,696,854
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	78,936	462,284
XCMG Construction Machinery Class A	1,030,900	843,172
Xinyu Iron & Steel Class A	1,486,800	881,141
Yuexiu Property	128,000	25,127
		63,099,070
Colombia − 1.40%
Bancolombia ADR	143,874	3,675,981
Ecopetrol	7,191,203	3,560,838
		7,236,819
Denmark − 1.71%
AP Moller - Maersk Class B	1,173	1,854,374
Coloplast Class B	1,174	186,066
H. Lundbeck	58,025	1,911,128
Novo Nordisk Class B	70,998	4,919,067
		8,870,635
Finland − 0.54%
Kojamo	696	14,948
Kone Class B	26,433	2,320,910
Nokia ADR †	61,992	242,389
Orion Class A	3,147	142,961
	Number of shares	Value (US $)
Common StockΔ (continued)
Finland (continued)
Suominen	4,922	$28,686
Tikkurila	1,949	34,091
		2,783,985
France − 3.46%
Capgemini	40,427	5,186,598
Ipsen	7,085	740,622
IPSOS	23,199	579,977
Peugeot †	179,836	3,261,229
Safran †	47,946	4,717,270
Sodexo	46,543	3,317,762
Virbac †	331	76,685
		17,880,143
Germany − 5.15%
Bayer	37,032	2,284,642
Continental	50,592	5,482,570
Covestro	75,109	3,724,659
Fresenius & Co.	2,320	105,500
HelloFresh †	11,671	648,603
Hornbach Baumarkt	1,211	64,319
Merck	42,285	6,164,831
MTU Aero Engines	20,965	3,475,384
Vonovia	68,911	4,724,055
		26,674,563
Greece − 0.01%
Hellenic Telecommunications Organization	4,529	65,228
		65,228
Hungary − 0.24%
OTP Bank †	41,118	1,237,600
		1,237,600
India − 1.90%
Ganesha Ecosphere	3,262	11,416
HDFC Bank ADR †	108,449	5,418,112
ICICI Bank ADR †	442,330	4,348,104
ION Exchange India	2,721	26,909
Wipro	5,923	25,206
		9,829,747
Ireland − 2.09%
ICON †	56,459	10,788,750
		10,788,750
Israel − 2.61%
Bank Hapoalim	353,784	1,890,253
Bank Leumi Le-Israel	324,981	1,430,686

	Number of shares	Value (US $)
Common StockΔ (continued)
Israel (continued)
Check Point Software Technologies †	64,043	$7,706,935
Fiverr International †	9,509	1,321,561
Isracard	7	17
Nice ADR †	4,806	1,091,106
Plus500	4,047	81,807
		13,522,365
Italy − 2.11%
Banca Mediolanum	33,210	239,120
De' Longhi †	1,991	68,077
Esprinet †	79,089	699,992
Leonardo *	673,168	3,931,737
Prysmian	205,361	5,961,152
		10,900,078
Japan − 8.30%
A&A Material	1,800	18,360
Capcom	1,900	106,036
Denso	135,900	5,956,734
Fujitsu	32,200	4,399,089
Hino Motors	17,100	110,957
Hitachi	177,100	5,996,510
Japan Post Holdings	56,200	383,231
KDDI	126,500	3,181,672
Mixi	73,700	1,987,123
Nexon	36,600	912,942
Nintendo	8,000	4,533,530
Nippon Telegraph & Telephone	181,700	3,709,711
NTT DOCOMO	137,800	5,063,616
Persol Holdings	7,400	120,873
Secom	49,100	4,493,412
T-Gaia	30,550	574,942
Tokyo Electric Power Co. Holdings †	402,100	1,105,843
ZOZO	9,900	276,256
		42,930,837
Luxembourg − 1.17%
Eurofins Scientific †	7,641	6,052,948
		6,052,948
Malaysia − 0.04%
AMMB Holdings	218,200	157,948
Lii Hen Industries	26,800	21,217
Magni-Tech Industries	48,000	27,153
		206,318
	Number of shares	Value (US $)
Common StockΔ (continued)
Malta − 0.12%
Kindred Group SDR	86,361	$625,291
		625,291
Mexico − 0.99%
Alpek	416,641	291,497
Cemex ADR	33,810	128,478
Credito Real †	75,575	37,460
Gentera †	98,883	27,905
Gruma Class B	10,908	120,715
Grupo Financiero Banorte Class O †	1,231,036	4,252,938
Grupo Financiero Inbursa Class O †	170,518	131,794
Orbia Advance	82,643	144,195
		5,134,982
Netherlands − 5.64%
ASM International	5,755	824,939
ASML Holding	10,967	4,050,915
Brunel International †	4,916	37,234
EXOR	18,476	1,002,928
Heineken	45,784	4,076,003
Hunter Douglas †	146	8,509
Koninklijke Ahold Delhaize	174,969	5,171,722
Koninklijke Philips †	85,886	4,055,463
NN Group	20,472	767,368
Randstad †	3,665	191,113
Royal Dutch Shell Class A	451,287	5,690,355
Wolters Kluwer	39,016	3,328,161
		29,204,710
New Zealand − 0.64%
a2 Milk †	107,437	1,085,097
Fisher & Paykel Healthcare	85,288	1,882,352
Fisher & Paykel Healthcare (Australian Securities Exchange)	15,629	341,728
		3,309,177
Norway − 2.92%
DNB †	391,152	5,448,990
Equinor ADR *	451,099	6,342,452
Norsk Hydro †	1,204,328	3,324,218
		15,115,660
Philippines − 0.02%
First Philippine Holdings	18,950	23,844
Ginebra San Miguel	36,090	37,305
LT Group	174,300	32,478
		93,627

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StockΔ (continued)
Poland − 0.11%
Asseco Poland	20,652	$371,291
Jastrzebska Spolka Weglowa †	1,900	12,664
LiveChat Software	3,734	87,738
TEN Square Games	741	110,244
		581,937
Republic of Korea − 5.20%
BNK Financial Group	30,687	132,775
Com2uSCorp	1,354	132,545
Daelim Industrial	9,638	637,008
DB HiTek	34,374	1,101,284
Hana Financial Group	3,806	91,432
Handsome	3,352	86,455
Hansae Yes24 Holdings	7,774	36,881
Hanwha Aerospace †	2,216	47,977
Hanwha Systems	3,184	30,961
Hyundai Engineering & Construction	2,551	66,220
JB Financial Group	37,570	144,802
Kia Motors	69,333	2,780,388
KT ADR	213,894	2,055,521
LG Electronics	48,487	3,798,130
LG Uplus	43,138	423,816
LOTTE Himart	1,410	36,420
Samsung Electronics	229,009	11,368,960
Samsung Securities	25,793	674,020
SK Hynix	45,825	3,284,862
		26,930,457
Russia − 0.02%
Evraz	20,349	90,612
		90,612
Singapore − 1.04%
DBS Group Holdings	303,600	4,463,331
IGG	192,000	220,547
Jardine Cycle & Carriage	30,051	398,885
United Industrial	191,100	292,546
		5,375,309
South Africa − 0.03%
AECI	18,805	86,178
Ninety One †	16,741	44,116
Telkom	21,065	32,950
		163,244
	Number of shares	Value (US $)
Common StockΔ (continued)
Spain − 1.39%
Amadeus IT Group	127,065	$7,056,687
Cia de Distribucion Integral Logista Holdings	6,671	113,872
		7,170,559
Sweden − 2.99%
Betsson †	47,340	362,882
Byggmax Group †	25,014	147,299
Electrolux Class B	88,611	2,065,600
Epiroc Class A	30,577	442,946
Essity Class B †	36,538	1,233,569
Getinge Class B	50,752	1,104,306
Husqvarna Class B	168,836	1,856,550
Kinnevik Class B	32,125	1,303,901
Paradox Interactive	1,056	35,803
SKF Class B	16,818	346,965
Swedish Match	37,416	3,059,384
Telefonaktiebolaget LM Ericsson ADR	40,891	445,303
Volvo Class B †	160,455	3,082,318
		15,486,826
Switzerland − 5.29%
Credit Suisse Group	33,009	329,519
Credit Suisse Group ADR	330,909	3,299,163
Novartis	67,012	5,818,271
Novartis ADR	60,091	5,225,513
Roche Holding	35,519	12,166,697
Zehnder Group	11,237	543,488
		27,382,651
Taiwan − 6.77%
Acer	308,000	265,386
ASE Technology Holding	1,805,671	3,717,661
Asustek Computer	75,000	659,867
Cathay Financial Holding	439,000	587,704
Chia Chang	131,000	170,264
China Life Insurance	242,000	167,050
Elan Microelectronics	47,500	240,524
Everlight Electronics	45,000	57,984
Gamania Digital Entertainment	21,000	45,655
General Interface Solution Holding	106,000	460,152
Gigabyte Technology	208,000	546,085
Hon Hai Precision Industry	2,553,200	6,864,308
Kinsus Interconnect Technology	270,000	621,121
Lite-On Technology	594,000	951,410

	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan (continued)
Novatek Microelectronics	166,000	$1,531,226
Parade Technologies	9,000	329,040
Pegatron	530,000	1,176,817
Pou Chen	175,000	158,949
Quanta Computer	163,000	428,030
Radiant Opto-Electronics	405,000	1,553,244
Realtek Semiconductor	118,000	1,512,564
Sea ADR †	276	42,515
Simplo Technology	27,000	280,357
Sitronix Technology	5,000	22,754
Synnex Technology International	403,000	577,473
Taiwan Semiconductor Manufacturing	563,000	8,469,816
Tripod Technology	199,000	762,770
United Microelectronics	105,000	103,570
Wistron	2,389,000	2,477,562
Yuanta Financial Holding	366,080	226,653
		35,008,511
Thailand − 0.07%
Krung Thai Bank NVDR	1,077,430	301,645
Workpoint Entertainment NVDR	142,600	48,417
		350,062
Turkey − 0.44%
Akbank T.A.S. †	94,566	62,293
Arcelik †	361,106	1,158,810
Dogan Sirketler Grubu Holding	1,241,079	379,819
Dogus Otomotiv Servis ve Ticaret	68,061	136,245
Haci Omer Sabanci Holding	178,561	191,832
Koza Altin Isletmeleri †	2,453	24,806
Ulker Biskuvi Sanayi †	10,437	30,676
Vestel Elektronik Sanayi ve Ticaret †	137,627	308,623
		2,293,104
Ukraine − 0.34%
Ferrexpo	781,368	1,779,367
		1,779,367
United Kingdom − 5.33%
BAE Systems	674,390	4,188,308
Barclays †	4,002,373	5,049,232
Bloomsbury Publishing	7,979	20,488
Diageo	157,408	5,406,763
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Dialog Semiconductor †	866	$37,744
Dignity †	11,611	64,049
Dixons Carphone	103,418	124,545
GVC Holdings †	439,879	5,509,150
Indivior †	339,509	512,560
Just Group †	116,103	67,365
Kingfisher	72,669	278,351
Legal & General Group	497,760	1,214,268
M&G	567,850	1,167,176
Mission Group	18,617	14,534
Ninety One †	13,874	36,379
Pan African Resources	50,490	14,624
RELX	174,983	3,895,513
		27,601,049
United States − 3.28%
Atlassian Class A †	17,249	3,135,696
BRP	12,900	681,548
Carnival *	327,063	4,964,816
Core Laboratories	172,734	2,635,921
Everest Re Group	20,098	3,970,159
Ferguson	3,258	327,854
Jasper Infotech =, †, π	1,420	296,618
Jasper Infotech Series G =, †, π	470	98,176
JBS	228,000	839,994
Viemed Healthcare †	2,500	21,685
		16,972,467
Zambia − 0.04%
First Quantum Minerals	20,500	182,746
		182,746
Total Common Stock (cost $496,071,874)		507,159,906

Preferred Stocks – 0.08%Δ
Brazil − 0.07%
Taurus Armas †	57,800	82,132
Telefonica Brasil 7.41%	34,400	266,703
		348,835
Germany − 0.01%
Jungheinrich 1.31%	2,390	82,282
		82,282
Total Preferred Stocks (cost $483,643)		431,117

Schedules of investments
Optimum International Fund
	Number of shares	Value (US $)

Short-Term Investments – 1.60%
Money Market Mutual Funds – 1.60%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	2,065,083	$2,065,083
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,065,083	2,065,083
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	2,065,083	2,065,083
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	2,065,083	2,065,083
Total Short-Term Investments (cost $8,260,332)		8,260,332
Total Value of Securities Before Securities Lending Collateral−99.68% (cost $504,815,849)		515,851,355
	Principal amount°
Securities Lending Collateral** – 3.21%
Certificates of Deposit − 0.29%
National Australia Bank (London) 0.09% 10/01/20	749,000	749,000
Royal Bank of Canada (Toronto) 0.07% 10/01/20	749,000	749,000
Repurchase Agreements − 2.92%
Bank of Nova Scotia 0.06%, dated 9/30/20, to be repurchased on 10/1/20, repurchase price $3,522,098 (collateralized by US government obligations 0.00%−8.00% 12/17/20 −11/15/24; market value $3,592,543)	3,522,092	3,522,092
	Principal amount°	Value (US $)
Securities Lending Collateral** (continued)
Repurchase Agreements (continued)
BofA Securities 0.06%, dated 9/30/20, to be repurchased on 10/1/20, repurchase price $3,872,206 (collateralized by US government obligations 2.25% 12/31/24; market value $3,949,655)	3,872,200	$3,872,200
Credit Agricole 0.06%, dated 9/30/20, to be repurchased on 10/1/20, repurchase price $3,872,206 (collateralized by US government obligations 2.375% 8/15/24; market value $3,949,655)	3,872,200	3,872,200
JP Morgan Securities 0.06%, dated 9/30/20, to be repurchased on 10/1/20, repurchase price $3,872,206 (collateralized by US government obligations 0.00%−0.125% 2/15/22 -1/15/23; market value $3,949,644)	3,872,200	3,872,200
Total Securities Lending Collateral (cost $16,636,692)		16,636,692
Total Value of Securities−102.89% (cost $521,452,541)		$532,488,047■
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
*	Fully or partially on loan.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $394,794, which represented 0.08% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. See Note 8 in “Notes to financial statements” and the following table for additional details on restricted securities.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
■	Includes $12,903,914 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $10,246,023.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Jasper Infotech	5/7/14	$999,482	$296,618
Jasper Infotech Series G	10/29/14	396,443	98,176
Total		$1,395,925	$394,794
The following foreign currency exchange contracts were outstanding at September 30, 2020:1
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	EUR	490,275	USD	(575,448)	10/1/20	$—	$(613)
BBH	EUR	913,085	USD	(1,070,994)	10/2/20	—	(403)
BBH	ILS	(1,062,747)	USD	308,569	10/1/20	—	(1,661)
BBH	SGD	(626)	USD	457	10/1/20	—	(2)
BBH	SGD	(837)	USD	613	10/2/20	—	—
BNYM	AUD	(107,278)	USD	76,457	10/1/20	—	(381)
BNYM	ILS	(254,671)	USD	74,302	10/2/20	—	(40)
BNYM	TWD	(394,351)	USD	13,603	10/5/20	—	(25)
Total Foreign Currency Exchange Contracts						$—	$(3,125)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
1See Note 5 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BBH – Brown Brothers Harriman & Co.
BNYM – Bank of New York Mellon
GS – Goldman Sachs
NVDR – Non-Voting Depositary Receipt
SDR – Special Drawing Right
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
ILS – Israel Shekel
Summary of currencies: (continued)
SGD – Singapore Dollar
TWD – Taiwan New Dollar
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Large Cap Growth Fund
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.29%♦
Communication Services — 13.44%
Activision Blizzard	21,600	$1,748,520
Alphabet Class A †	19,250	28,212,800
Alphabet Class C †	16,410	24,116,136
Comcast Class A	391,720	18,120,967
Facebook Class A †	421,975	110,515,253
Match Group †	68,865	7,619,912
Netflix †	46,824	23,413,405
Sea ADR †	77,993	12,014,042
Snap Class A †	434,804	11,352,732
Spotify Technology †	29,385	7,127,919
Tencent Holdings	126,800	8,564,502
Walt Disney	114,760	14,239,421
		267,045,609
Consumer Discretionary — 20.96%
Advance Auto Parts	90,050	13,822,675
Alibaba Group Holding ADR †	186,741	54,898,119
Amazon.com †	65,468	206,141,056
Aptiv	174,477	15,996,051
Booking Holdings †	10,198	17,445,515
CarMax †	6,817	626,550
Carvana †	35,699	7,963,019
Chipotle Mexican Grill †	5,998	7,459,773
DraftKings Class A †	73,902	4,348,394
Ferrari	43,544	8,016,015
Home Depot	68,920	19,139,773
Las Vegas Sands	53,900	2,514,974
Lululemon Athletica †	24,550	8,086,034
NIKE Class B	78,700	9,879,998
Ross Stores	103,063	9,617,839
Tesla †	22,272	9,554,911
Ulta Beauty †	65,535	14,678,529
Wynn Resorts	78,408	5,630,478
XPeng ADR †	27,520	552,326
		416,372,029
Consumer Staples — 1.92%
Anheuser-Busch InBev ADR	146,860	7,912,817
Costco Wholesale	45,328	16,091,440
Monster Beverage †	177,090	14,202,618
		38,206,875
Financials — 1.64%
American Express	125,380	12,569,345
Cboe Global Markets	24,500	2,149,630
Chubb	42,098	4,888,420
MSCI Class A	5,637	2,011,169
	Number of shares	Value (US $)
Common Stock♦ (continued)
Financials (continued)
S&P Global	18,702	$6,743,941
Tradeweb Markets Class A	29,255	1,696,790
XP Class A †	62,412	2,601,956
		32,661,251
Healthcare — 12.14%
Alcon †	25,320	1,435,535
Alcon (New York Stock Exchange) †	191,520	10,907,064
Alexion Pharmaceuticals †	112,430	12,865,365
Align Technology †	3,458	1,132,011
Amgen	97,020	24,658,603
Anthem	27,568	7,404,489
Argenx ADR †	4,066	1,067,406
BioMarin Pharmaceutical †	108,410	8,247,833
Centene †	91,486	5,336,378
Cigna	59,188	10,027,039
GoodRx Holdings Class A †	5,440	302,464
HCA Healthcare	48,865	6,092,488
Humana	10,767	4,456,354
Incyte †	43,022	3,860,794
Intuitive Surgical †	21,203	15,044,377
Stryker	61,432	12,800,586
Thermo Fisher Scientific	64,050	28,279,356
UnitedHealth Group	162,354	50,617,107
Vertex Pharmaceuticals †	37,963	10,330,492
Zoetis	158,960	26,287,215
		241,152,956
Industrials — 8.41%
CH Robinson Worldwide	95,697	9,779,276
Cintas	22,627	7,530,944
Cummins	25,100	5,300,116
Equifax	16,420	2,576,298
FedEx	37,553	9,445,331
Fortive	89,559	6,825,291
IHS Markit	219,496	17,232,631
JB Hunt Transport Services	11,311	1,429,484
Norfolk Southern	13,700	2,931,663
Parker-Hannifin	25,000	5,058,500
Raytheon Technologies	206,990	11,910,205
Roper Technologies	25,466	10,061,871
Teledyne Technologies †	16,782	5,205,944
TransUnion	93,291	7,848,572
Uber Technologies †	359,095	13,099,786
Union Pacific	29,200	5,748,604
United Parcel Service Class B	164,150	27,352,315

	Number of shares	Value (US $)
Common Stock♦ (continued)
Industrials (continued)
Westinghouse Air Brake Technologies	35,186	$2,177,310
WW Grainger	43,620	15,562,307
		167,076,448
Information Technology — 39.01%
Adobe †	83,870	41,132,364
Advanced Micro Devices †	172,500	14,143,275
Akamai Technologies †	169,935	18,784,615
Apple	916,834	106,178,546
ASML Holding	29,603	10,931,500
Avalara †	26,447	3,367,761
Crowdstrike Holdings Class A †	23,768	3,263,822
Datadog Class A †	54,800	5,598,368
Fidelity National Information Services	215,864	31,777,339
Fiserv †	116,880	12,044,484
Global Payments	52,860	9,386,879
Intuit	45,195	14,743,061
Marvell Technology Group	164,575	6,533,627
Mastercard Class A	83,076	28,093,811
Microsoft	650,395	136,797,580
Nutanix Class A †	237,850	5,275,513
NVIDIA	76,670	41,495,337
NXP Semiconductors	69,130	8,628,115
Palantir Technologies Class A †	122,917	1,167,712
Palo Alto Networks †	57,150	13,987,462
Paycom Software †	17,473	5,439,345
PayPal Holdings †	88,963	17,528,380
QUALCOMM	196,320	23,102,938
salesforce.com †	226,493	56,922,221
ServiceNow †	25,164	12,204,540
Shopify Class A †	3,982	4,073,467
Slack Technologies Class A †	167,493	4,498,862
Snowflake †	3,658	918,158
Splunk †	147,880	27,820,664
StoneCo Class A †	46,566	2,462,876
Taiwan Semiconductor Manufacturing	62,100	5,034,447
Temenos	12,373	1,662,987
Texas Instruments	84,550	12,072,894
Visa Class A	345,591	69,107,832
VMware Class A †	94,020	13,507,853
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Wix.com †	5,400	$1,376,190
Workday Class A †	18,668	4,016,047
		775,080,872
Materials — 0.86%
Ecolab	67,510	13,491,198
Linde	15,300	3,643,389
		17,134,587
Real Estate — 0.91%
Equinix	23,750	18,053,088
		18,053,088
Total Common Stock (cost $1,172,394,674)		1,972,783,715

Convertible Preferred Stock — 0.22%
Airbnb Private Placement Series D =, †, π	23,130	1,828,195
Airbnb Private Placement Series E =, †, π	13,611	1,075,814
Magic Leap =, †, π	43,435	100,044
WeWork Companies Series E =, †, π	20,913	0
Xiaoju Kuaizhi =, †, π	32,416	1,473,631
Total Convertible Preferred Stock (cost $4,786,106)		4,477,684

Short-Term Investments — 0.65%
Money Market Mutual Funds — 0.65%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	3,225,350	3,225,350
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	3,225,352	3,225,352

Schedules of investments
Optimum Large Cap Growth Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	3,225,352	$3,225,352
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	3,225,351	3,225,351
Total Short-Term Investments (cost $12,901,405)		12,901,405
Total Value of Securities—100.16% (cost $1,190,082,185)		$1,990,162,804
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $4,477,684, which represented 0.23% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. See Note 8 in “Notes to financial statements” and the following table for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Airbnb Private Placement Series D	4/16/14	$941,692	$1,828,195
Airbnb Private Placement Series E	7/14/15	1,267,108	1,075,814
Magic Leap	1/20/16	1,000,438	100,044
WeWork Companies Series E	6/23/15	687,820	—
Xiaoju Kuaizhi	10/19/15	889,048	1,473,631
Total		$4,786,106	$4,477,684

The following foreign currency exchange contracts were outstanding at September 30, 2020:1
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	(202,737)	USD	220,378	10/1/20	$258	$—
BNYM	CHF	(193,172)	USD	209,559	10/2/20	—	(184)
Total Foreign Currency Exchange Contracts						$258	$(184)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
1See Note 5 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
CHF – Swiss Franc
Summary of currencies: (continued)
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.44%
Communication Services — 7.19%
Alphabet Class A †	11,698	$17,144,589
AT&T	173,900	4,957,889
Comcast Class A	944,285	43,682,624
Discovery Class A †	381,685	8,309,282
Verizon Communications	457,105	27,193,177
Walt Disney	77,991	9,677,123
		110,964,684
Consumer Discretionary — 4.03%
Aptiv	23,162	2,123,492
Best Buy	82,905	9,226,497
Darden Restaurants	71,274	7,180,143
Lowe's	112,255	18,618,614
Marriott International Class A	25,786	2,387,268
PulteGroup	185,826	8,601,886
Target	88,598	13,947,097
		62,084,997
Consumer Staples — 6.84%
Archer-Daniels-Midland	100,855	4,688,749
Colgate-Palmolive	22,799	1,758,943
Danone	44,631	2,890,975
Diageo	320,726	11,016,527
J M Smucker	20,414	2,358,225
Kimberly-Clark	135,705	20,038,200
Mondelez International Class A	237,689	13,655,233
Nestle	131,315	15,628,066
PepsiCo	125,166	17,348,008
Philip Morris International	51,679	3,875,408
Procter & Gamble	57,500	7,991,925
Reckitt Benckiser Group	44,352	4,324,557
		105,574,816
Energy — 3.09%
Chevron	210,334	15,144,048
Concho Resources	105,336	4,647,424
ConocoPhillips	316,300	10,387,292
EOG Resources	224,266	8,060,120
Phillips 66	85,898	4,452,952
Pioneer Natural Resources	26,153	2,248,897
Suncor Energy	216,218	2,640,310
		47,581,043
Financials — 22.04%
Allstate	88,536	8,334,779
American Express	129,738	13,006,235
Aon Class A	95,635	19,729,500
Bank of America	872,631	21,021,681
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Berkshire Hathaway Class B †	43,275	$9,214,979
BlackRock	38,814	21,873,630
Charles Schwab	180,145	6,526,653
Chubb	119,652	13,893,990
Citigroup	291,535	12,568,074
Goldman Sachs Group	61,695	12,398,844
Hartford Financial Services Group	207,370	7,643,658
Intercontinental Exchange	111,628	11,168,381
JPMorgan Chase & Co.	570,642	54,935,705
Marsh & McLennan	141,487	16,228,559
Moody's	16,968	4,918,175
Nasdaq	93,827	11,513,511
PNC Financial Services Group	69,225	7,608,520
Prudential Financial	151,256	9,607,781
State Street	268,287	15,917,468
T Rowe Price Group	34,078	4,369,481
Travelers	164,289	17,774,427
Truist Financial	450,760	17,151,418
US Bancorp	287,944	10,322,792
Willis Towers Watson	59,290	12,380,938
		340,109,179
Healthcare — 18.32%
Abbott Laboratories	126,772	13,796,597
AbbVie	107,912	9,452,012
AmerisourceBergen	95,258	9,232,405
Boston Scientific †	160,592	6,136,220
Bristol Myers Squibb	162,789	9,814,549
Cigna	135,694	22,987,921
Danaher	72,792	15,674,301
Eli Lilly and Co.	49,927	7,390,195
Hill-Rom Holdings	85,401	7,131,838
Johnson & Johnson	349,338	52,009,441
McKesson	46,683	6,952,499
Medtronic	399,327	41,498,062
Merck & Co.	273,036	22,648,336
Pfizer	393,537	14,442,808
Roche Holding	11,937	4,088,907
Thermo Fisher Scientific	71,989	31,784,583
UnitedHealth Group	24,553	7,654,889
		282,695,563
Industrials — 14.90%
Canadian National Railway	51,174	5,447,984

Schedules of investments
Optimum Large Cap Value Fund
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Caterpillar	66,486	$9,916,387
Eaton	107,739	10,992,610
Equifax	43,801	6,872,377
Honeywell International	187,165	30,809,231
Illinois Tool Works	80,813	15,613,880
Johnson Controls International	216,798	8,856,198
Kansas City Southern	58,057	10,498,447
Lockheed Martin	45,313	17,367,567
Masco	127,698	7,039,991
Northrop Grumman	80,235	25,313,340
Otis Worldwide	41,142	2,568,084
Owens Corning	100,418	6,909,763
Parker-Hannifin	57,238	11,581,537
Quanta Services	224,690	11,877,113
Raytheon Technologies	82,284	4,734,621
Stanley Black & Decker	58,666	9,515,625
Textron	179,773	6,488,007
Trane Technologies	128,073	15,528,851
Union Pacific	60,931	11,995,486
		229,927,099
Information Technology — 9.14%
Accenture Class A	89,895	20,315,371
Analog Devices	45,712	5,336,419
Apple	43,368	5,022,448
Broadcom	20,583	7,498,799
Cisco Systems	213,524	8,410,710
Fidelity National Information Services	80,678	11,876,608
Fiserv †	110,485	11,385,479
Intel	272,179	14,093,429
Micron Technology †	157,360	7,389,626
Microsoft	39,546	8,317,710
NXP Semiconductors	57,635	7,193,424
ON Semiconductor †	350,085	7,593,344
Oracle	118,683	7,085,375
Texas Instruments	136,886	19,545,952
		141,064,694
Materials — 4.39%
Air Products and Chemicals	44,748	13,328,639
DuPont de Nemours	103,532	5,743,955
Huntsman	325,698	7,233,753
Martin Marietta Materials	50,159	11,805,422
PPG Industries	109,432	13,359,459
	Number of shares	Value (US $)
Common Stock (continued)
Materials (continued)
Sherwin-Williams	16,045	$11,179,193
Westrock	146,156	5,077,460
		67,727,881
Real Estate — 1.94%
Boston Properties	82,304	6,609,011
Equity LifeStyle Properties	61,173	3,749,905
Highwoods Properties	99,248	3,331,755
Prologis	131,670	13,248,635
Public Storage	13,277	2,957,054
		29,896,360
Utilities — 6.56%
American Electric Power	198,222	16,200,684
Dominion Energy	139,060	10,976,006
DTE Energy	102,961	11,844,634
Duke Energy	335,304	29,694,522
Southern	260,756	14,138,190
Xcel Energy	266,184	18,369,358
		101,223,394
Total Common Stock (cost $1,249,256,959)		1,518,849,710

Short-Term Investments — 1.45%
Money Market Mutual Funds — 1.45%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	5,599,001	5,599,001
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	5,599,000	5,599,000

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	5,599,001	$5,599,001
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	5,599,001	5,599,001
Total Short-Term Investments (cost $22,396,003)		22,396,003
Total Value of Securities—99.89% (cost $1,271,652,962)		$1,541,245,713
†	Non-income producing security.
The following foreign currency exchange contracts were outstanding at September 30, 2020:1
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
CITI	CAD	(135,947)	USD	101,524	10/1/20	$(573)
CITI	CAD	(257,567)	USD	193,409	10/2/20	(26)
Total Foreign Currency Exchange Contracts						$(599)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
1See Note 5 in “Notes to financial statements.”
Summary of abbreviations:
CITI – Citigroup
GS – Goldman Sachs
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Small-Mid Cap Growth Fund
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.37%♦
Communication Services — 1.17%
Lions Gate Entertainment Class B †	97,000	$845,840
Zillow Group Class A †	36,168	3,672,498
Zynga Class A †	281,365	2,566,049
		7,084,387
Consumer Discretionary — 17.24%
American Eagle Outfitters	133,419	1,975,935
Boot Barn Holdings †	35,039	985,997
BorgWarner	71,108	2,754,724
Burlington Stores †	9,266	1,909,630
Caesars Entertainment †	101,217	5,674,225
Callaway Golf	93,007	1,780,154
Chewy Class A †	70,321	3,855,700
Crocs †	74,362	3,177,488
Deckers Outdoor †	25,551	5,621,476
DraftKings =, †, π	65,087	3,772,273
Extended Stay America	126,141	1,507,385
Five Below †	29,903	3,797,681
Floor & Decor Holdings Class A †	148,561	11,112,363
Fox Factory Holding †	107,039	7,956,209
Hanesbrands	375,039	5,906,864
International Game Technology	142,244	1,583,176
KB Home	180,410	6,925,940
Media General CVR =, †	49,291	0
Monro	19,599	795,131
National Vision Holdings †	122,899	4,699,658
Ollie's Bargain Outlet Holdings †	27,236	2,379,065
Penn National Gaming †	25,322	1,840,909
Shake Shack Class A †	51,543	3,323,493
Skyline Champion †	71,219	1,906,533
Sleep Number †	48,783	2,385,977
Strategic Education	16,971	1,552,337
TopBuild †	32,826	5,603,070
Ulta Beauty †	7,539	1,688,585
Visteon †	86,558	5,991,545
YETI Holdings †	53,259	2,413,698
		104,877,221
Consumer Staples — 2.74%
Boston Beer Class A †	4,438	3,920,352
elf Beauty †	273,144	5,017,655
Hain Celestial Group †	51,339	1,760,928
Performance Food Group †	172,947	5,987,425
		16,686,360
	Number of shares	Value (US $)
Common Stock♦ (continued)
Energy — 0.14%
GasLog	105,132	$284,908
Parsley Energy Class A	62,379	583,867
		868,775
Financials — 9.12%
Ally Financial	270,285	6,776,045
Argo Group International Holdings	38,981	1,342,116
BRP Group Class A †	69,870	1,740,462
Essent Group	64,900	2,401,949
Evercore Class A	28,866	1,889,568
FirstCash	23,941	1,369,665
Focus Financial Partners Class A †	64,239	2,106,397
Goosehead Insurance Class A †	33,638	2,912,714
Hamilton Lane Class A	45,344	2,928,769
OneMain Holdings	137,634	4,301,063
Open Lending Class A †	45,470	1,159,485
Palomar Holdings †	31,562	3,290,023
Stifel Financial	41,738	2,110,273
SVB Financial Group †	57,361	13,802,204
Tradeweb Markets Class A	78,667	4,562,686
Triumph Bancorp †	43,017	1,339,549
Virtu Financial Class A	61,645	1,418,451
		55,451,419
Healthcare — 28.09%
ACADIA Pharmaceuticals †	22,552	930,270
Adaptive Biotechnologies †	39,881	1,939,413
Addus HomeCare †	37,265	3,521,915
Agios Pharmaceuticals †	20,097	703,395
Allscripts Healthcare Solutions †	148,078	1,205,355
Amedisys †	9,339	2,208,020
Amicus Therapeutics †	119,627	1,689,133
AMN Healthcare Services †	34,108	1,993,954
Arrowhead Pharmaceuticals †	40,339	1,736,997
AtriCure †	39,648	1,581,955
Avantor †	108,732	2,445,383
Axonics Modulation Technologies †	101,656	5,188,522
Biohaven Pharmaceutical Holding †	110,533	7,185,750
Bio-Rad Laboratories Class A †	3,071	1,582,978

	Number of shares	Value (US $)
Common Stock♦ (continued)
Healthcare (continued)
Black Diamond Therapeutics †	23,371	$706,505
Bluebird Bio †	9,582	516,949
Blueprint Medicines †	22,957	2,128,114
Cardiovascular Systems †	55,515	2,184,515
Cerus †	190,096	1,190,001
ChemoCentryx †	22,851	1,252,235
CRISPR Therapeutics †	32,602	2,726,831
CryoPort †	27,489	1,302,979
Emergent BioSolutions †	17,530	1,811,375
Evolent Health Class A †	114,768	1,424,271
Fate Therapeutics †	65,848	2,631,945
Flexion Therapeutics †	63,568	661,743
Galapagos ADR †	3,911	555,010
Global Blood Therapeutics †	25,353	1,397,964
HealthEquity †	38,803	1,993,310
Horizon Therapeutics †	188,787	14,664,974
ICON †	19,485	3,723,389
Immunomedics †	21,553	1,832,652
Immunovant †	21,757	765,629
Inspire Medical Systems †	68,938	8,896,449
Insulet †	41,116	9,727,634
Ionis Pharmaceuticals †	21,682	1,028,811
Iovance Biotherapeutics †	45,521	1,498,551
iRhythm Technologies †	5,017	1,194,598
Ironwood Pharmaceuticals †	136,980	1,232,135
LHC Group †	27,651	5,877,497
Mirati Therapeutics †	18,353	3,047,516
MyoKardia †	54,542	7,435,711
NanoString Technologies †	62,049	2,773,590
Natera †	148,185	10,704,884
Novavax †	4,142	448,786
Novocure †	15,426	1,717,068
Oak Street Health †	33,050	1,766,192
Omnicell †	32,073	2,394,570
Pacira BioSciences †	29,424	1,768,971
PetIQ †	67,926	2,236,124
Phreesia †	52,721	1,693,926
Repligen †	16,543	2,440,754
Silk Road Medical †	39,738	2,670,791
Syneos Health †	63,138	3,356,416
Tabula Rasa HealthCare †	25,942	1,057,655
Tactile Systems Technology †	34,634	1,267,258
Tandem Diabetes Care †	102,859	11,674,496
	Number of shares	Value (US $)
Common Stock♦ (continued)
Healthcare (continued)
Theravance Biopharma †	49,989	$739,087
Turning Point Therapeutics †	11,989	1,047,359
Ultragenyx Pharmaceutical †	14,287	1,174,249
US Physical Therapy	17,912	1,556,195
Zymeworks †	23,149	1,078,280
		170,888,984
Industrials — 13.64%
A O Smith	17,218	909,110
Allegiant Travel	28,951	3,468,330
Altra Industrial Motion	97,533	3,605,795
ASGN †	47,581	3,024,248
Atkore International Group †	62,722	1,425,671
Avis Budget Group †	54,557	1,435,940
AZEK †	67,291	2,342,400
Chart Industries †	27,370	1,923,290
Clarivate †	91,152	2,824,800
Dycom Industries †	23,151	1,222,836
FTI Consulting †	13,554	1,436,317
Generac Holdings †	10,454	2,024,313
IAA †	37,098	1,931,693
ICF International	36,492	2,245,353
Ingersoll Rand †	70,149	2,497,304
Kansas City Southern	13,311	2,407,028
KAR Auction Services	80,877	1,164,629
Knight-Swift Transportation Holdings	131,691	5,359,824
Kratos Defense & Security Solutions †	116,515	2,246,409
Masonite International †	107,952	10,622,477
Nordson	23,949	4,593,897
PGT Innovations †	72,621	1,272,320
Plug Power †	309,743	4,153,654
Schneider National Class B	84,274	2,084,096
SiteOne Landscape Supply †	13,915	1,696,934
SPX †	70,743	3,281,060
Timken	58,992	3,198,546
Trex †	84,102	6,021,703
Wabash National	108,761	1,300,782
Woodward	15,873	1,272,380
		82,993,139
Information Technology — 24.70%
Anaplan †	45,365	2,838,942

Schedules of investments
Optimum Small-Mid Cap Growth Fund
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Black Knight †	40,888	$3,559,300
Box Class A †	135,505	2,352,367
Cabot Microelectronics Corp. †	12,074	1,724,288
Ciena †	78,821	3,128,405
Cloudera †	98,285	1,070,324
Cornerstone OnDemand †	50,789	1,846,688
Cree †	52,780	3,364,197
Crowdstrike Holdings Class A †	36,106	4,958,076
CyberArk Software †	20,953	2,166,959
Dynatrace †	39,203	1,608,107
Elastic †	16,187	1,746,415
Enphase Energy †	53,686	4,433,927
Evo Payments Class A †	78,894	1,960,516
First Solar †	65,919	4,363,838
Five9 †	37,087	4,809,442
FormFactor †	52,894	1,318,647
Inphi †	37,532	4,212,967
KBR	80,545	1,800,986
Littelfuse	38,548	6,836,102
LiveRamp Holdings †	70,808	3,665,730
Lumentum Holdings †	32,258	2,423,544
MACOM Technology Solutions Holdings †	167,406	5,693,478
MaxLinear †	67,814	1,575,997
Mimecast †	46,260	2,170,519
MKS Instruments	14,960	1,634,081
Nuance Communications †	447,130	14,840,245
Onto Innovation †	53,903	1,605,231
PagerDuty †	85,626	2,321,321
PTC †	40,654	3,362,899
Q2 Holdings †	63,772	5,819,833
RealPage †	55,543	3,201,499
RingCentral Class A †	7,137	1,959,892
Semtech †	40,706	2,155,790
Silicon Motion Technology ADR	39,314	1,485,283
SolarEdge Technologies †	22,694	5,409,115
Sprout Social Class A †	46,657	1,796,295
SS&C Technologies Holdings	64,515	3,904,448
Synaptics †	29,690	2,387,670
Talend ADR †	24,201	944,807
Teradyne	58,592	4,655,720
Verra Mobility †	91,196	880,953
WEX †	11,052	1,535,896
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Zendesk †	114,586	$11,793,191
Zscaler †	9,524	1,339,932
Zuora Class A †	152,106	1,572,776
		150,236,638
Materials — 1.22%
Boise Cascade	56,795	2,267,256
Element Solutions †	191,996	2,017,878
Orion Engineered Carbons	117,491	1,469,812
Steel Dynamics	57,093	1,634,573
		7,389,519
Real Estate — 0.31%
QTS Realty Trust Class A	30,143	1,899,612
		1,899,612
Total Common Stock (cost $476,764,752)		598,376,054

Convertible Preferred Stock — 0.21%
Honest Series D =, †, π	15,249	407,606
MarkLogic Series F =, †, π	83,588	821,252
Total Convertible Preferred Stock (cost $1,668,525)		1,228,858

Warrant — 0.00%
DraftKings strike price $25, expiration date 4/23/25=, †, π	399	11,382
Total Warrant (cost $0)		11,382

Short-Term Investments — 1.55%
Money Market Mutual Funds — 1.55%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	2,360,818	2,360,818
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,360,818	2,360,818

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	2,360,819	$2,360,819
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	2,360,818	2,360,818
Total Short-Term Investments (cost $9,443,273)		9,443,273
Total Value of Securities—100.13% (cost $487,876,550)		$609,059,567
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $5,012,513, which represented 0.82% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. See Note 8 in “Notes to financial statements” and the following table for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
DraftKings	5/18/20	$1,922,670	$3,772,273
DraftKings strike price $25, expiration date 4/23/25	7/6/20	—	11,382
Honest Series D	8/3/15	697,717	407,606
MarkLogic Series F	4/27/15	970,808	821,252
Total		$3,591,195	$5,012,513
Summary of abbreviations:
ADR – American Depositary Receipt
CVR – Contingent Voting Rights
GS – Goldman Sachs
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Optimum Small-Mid Cap Value Fund
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.13%
Communication Services — 1.49%
AMC Networks Class A †	30,800	$761,068
Cable One	1,428	2,692,394
Cars.com †	56,200	454,096
CenturyLink	78,300	790,047
Entercom Communications Class A	206,300	332,143
ViacomCBS Class B	58,700	1,644,187
WideOpenWest †	103,300	536,127
		7,210,062
Consumer Discretionary — 12.52%
1-800-Flowers.com Class A †	110,280	2,750,383
American Axle & Manufacturing Holdings †	114,200	658,934
Bloomin' Brands	236,999	3,618,975
BorgWarner	41,200	1,596,088
Brinker International	33,200	1,418,304
Brunswick	21,300	1,254,783
Capri Holdings †	15,000	270,000
Carter's	62,524	5,413,328
Columbia Sportswear	32,135	2,795,102
Dick's Sporting Goods	47,100	2,726,148
Dunkin' Brands Group	56,227	4,605,554
Foot Locker	41,900	1,383,957
Goodyear Tire & Rubber	70,000	536,900
Harley-Davidson	43,800	1,074,852
Haverty Furniture	43,900	919,266
Kohl's	36,100	668,933
Lear	11,700	1,275,885
Malibu Boats Class A †	23,400	1,159,704
MDC Holdings	50,600	2,383,260
Nordstrom	28,400	338,528
ODP	17,490	340,180
Papa John's International	27,807	2,287,960
Penske Automotive Group	19,700	938,902
PulteGroup	53,000	2,453,370
PVH	16,200	966,168
Sally Beauty Holdings †	65,000	564,850
Shoe Carnival	31,500	1,057,770
Signet Jewelers	12,800	239,360
Sonic Automotive Class A	183,575	7,372,372
Tenneco Class A †	26,400	183,216
Toll Brothers	49,500	2,408,670
Whirlpool	10,600	1,949,234
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
Williams-Sonoma	29,920	$2,705,965
Wyndham Destinations	12,500	384,500
		60,701,401
Consumer Staples — 4.56%
Ingles Markets Class A	35,400	1,346,616
Ingredion	14,500	1,097,360
J & J Snack Foods	42,401	5,528,666
J M Smucker	13,700	1,582,624
Lamb Weston Holdings	43,275	2,867,834
Molson Coors Beverage Class B	46,900	1,573,964
Nomad Foods †	224,200	5,712,616
Pilgrim's Pride †	42,100	630,027
Universal	25,300	1,059,564
Weis Markets	14,500	696,000
		22,095,271
Energy — 1.66%
Arch Resources	10,300	437,544
Gulfport Energy †	150,700	79,434
HollyFrontier	48,400	953,964
Laredo Petroleum †	5,360	52,528
Parsley Energy Class A	474,455	4,440,899
PBF Energy Class A	50,100	285,069
PDC Energy †	20,287	251,457
Southwestern Energy †	230,000	540,500
W&T Offshore †	179,300	322,740
World Fuel Services	33,400	707,746
		8,071,881
Financials — 22.30%
Ally Financial	91,200	2,286,384
American Financial Group	27,780	1,860,704
Annaly Capital Management	139,300	991,816
Apollo Commercial Real Estate Finance	77,600	699,176
Ares Capital	66,600	929,070
Ares Management Class A	130,940	5,292,595
Argo Group International Holdings	111,280	3,831,370
Associated Banc-Corp	121,500	1,533,330
Assurant	49,370	5,989,075
Assured Guaranty	34,400	738,912
Banco Latinoamericano de Comercio Exterior Class E	23,105	280,726
BankUnited	34,200	749,322

	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Berkshire Hills Bancorp	44,099	$445,841
BOK Financial	75,503	3,889,160
Cathay General Bancorp	33,600	728,448
CIT Group	61,800	1,094,478
Citizens Financial Group	63,200	1,597,696
CNA Financial	60,200	1,805,398
CNO Financial Group	127,400	2,043,496
Customers Bancorp †	37,700	422,240
eHealth †	11,000	869,000
Essent Group	26,800	991,868
Everest Re Group	27,425	5,417,534
First American Financial	21,700	1,104,747
First Busey	45,200	718,228
First Hawaiian	297,744	4,308,356
First Horizon National	200,800	1,893,544
FS KKR Capital	57,750	915,915
Hancock Whitney	31,300	588,753
Hanmi Financial	56,800	466,328
Heritage Insurance Holdings	27,300	276,276
HomeStreet	21,200	546,112
Hope Bancorp	122,400	928,404
Houlihan Lokey	94,602	5,586,248
Ladder Capital	79,394	565,285
Lincoln National	33,300	1,043,289
Meta Financial Group	19,400	372,868
MGIC Investment	524,610	4,648,045
Moelis & Co. Class A	127,076	4,465,451
New Mountain Finance	71,900	687,364
Oaktree Specialty Lending	4,294	20,783
OFG Bancorp	60,700	756,322
Preferred Bank	26,200	841,544
Prospect Capital	160,841	809,030
Radian Group	69,500	1,015,395
Reinsurance Group of America	21,200	2,018,028
Santander Consumer USA Holdings	88,500	1,609,815
South State	106,440	5,125,086
Synovus Financial	55,900	1,183,403
TCF Financial	249,291	5,823,438
Universal Insurance Holdings	41,300	571,592
Unum Group	75,700	1,274,031
Veritex Holdings	55,200	940,056
Victory Capital Holdings Class A	7,242	122,317
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Voya Financial	25,200	$1,207,836
Washington Federal	226,947	4,734,114
White Mountains Insurance Group	5,565	4,335,135
Zions Bancorp	74,400	2,173,968
		108,164,745
Healthcare — 7.12%
Catalyst Pharmaceuticals †	119,100	353,727
DaVita †	17,830	1,527,140
Envista Holdings †	135,327	3,339,870
Five Star Senior Living †	4,054	20,554
Hill-Rom Holdings	29,183	2,437,072
Innoviva †	86,900	908,105
Integra LifeSciences Holdings †	57,845	2,731,441
Jazz Pharmaceuticals †	24,720	3,524,825
Lannett †	44,200	270,062
Lantheus Holdings †	56,200	712,054
MEDNAX †	32,100	522,588
Merit Medical Systems †	87,737	3,816,560
Owens & Minor	49,800	1,250,478
PerkinElmer	32,650	4,097,901
Quest Diagnostics	11,600	1,328,084
Select Medical Holdings †	83,200	1,732,224
STERIS	16,652	2,933,916
United Therapeutics †	10,700	1,080,700
Universal Health Services Class B	17,920	1,917,798
		34,505,099
Industrials — 15.86%
ACCO Brands	146,000	846,800
Acuity Brands	13,900	1,422,665
Alaska Air Group	24,800	908,424
Allison Transmission Holdings	55,500	1,950,270
Apogee Enterprises	36,200	773,594
Atkore International Group †	55,800	1,268,334
Atlas Air Worldwide Holdings †	24,100	1,467,690
AZZ	21,100	719,932
BMC Stock Holdings †	68,655	2,940,494
Curtiss-Wright	53,510	4,990,343
Deluxe	29,800	766,754
Ennis	45,800	798,752
Hawaiian Holdings	45,300	583,917

Schedules of investments
Optimum Small-Mid Cap Value Fund
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
HD Supply Holdings †	36,961	$1,524,272
Herman Miller	46,400	1,399,424
Hubbell	37,195	5,089,764
Huntington Ingalls Industries	29,810	4,195,757
IAA †	106,960	5,569,407
JetBlue Airways †	109,300	1,238,369
KAR Auction Services	364,823	5,253,451
Knight-Swift Transportation Holdings	64,116	2,609,521
ManpowerGroup	26,300	1,928,579
MasTec †	18,400	776,480
MSC Industrial Direct Class A	82,141	5,197,882
Oshkosh	24,800	1,822,800
Owens Corning	22,400	1,541,344
Pentair	88,687	4,059,204
Pitney Bowes	45,300	240,543
Quanta Services	41,400	2,188,404
Regal Beloit	17,600	1,652,112
Snap-on	7,600	1,118,188
Spirit AeroSystems Holdings Class A	44,300	837,713
Terex	34,700	671,792
Textron	33,800	1,219,842
Timken	37,000	2,006,140
Trinity Industries	25,800	503,100
Triton International	43,700	1,777,279
Woodward	37,890	3,037,262
		76,896,598
Information Technology — 10.53%
Amdocs	90,620	5,202,494
Arrow Electronics †	18,700	1,470,942
CACI International Class A †	23,175	4,939,983
Ciena †	47,800	1,897,182
Cirrus Logic †	10,400	701,480
CSG Systems International	18,200	745,290
Diodes †	37,800	2,133,810
Ebix	40,273	829,624
Genpact	71,125	2,770,319
J2 Global †	18,240	1,262,573
Jabil	74,000	2,535,240
Juniper Networks	67,300	1,446,950
Methode Electronics	33,100	943,350
Monolithic Power Systems	10,447	2,921,086
NCR †	67,500	1,494,450
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
ON Semiconductor †	139,500	$3,025,755
Sabre	297,779	1,938,541
Sanmina †	59,300	1,604,065
Science Applications International	32,901	2,580,096
Seagate Technology	17,100	842,517
SYNNEX	8,900	1,246,534
Teradyne	15,600	1,239,576
TTM Technologies †	84,100	959,581
Ultra Clean Holdings †	31,122	667,878
Viavi Solutions †	292,740	3,433,840
Western Union	51,400	1,101,502
Xerox Holdings	61,300	1,150,601
		51,085,259
Materials — 8.70%
Albemarle	64,637	5,770,791
Arconic †	9,000	171,450
Berry Global Group †	28,000	1,352,960
Cabot	26,400	951,192
Celanese	22,700	2,439,115
Chemours	49,500	1,035,045
Cleveland-Cliffs	57,200	367,224
Domtar	32,500	853,775
Eagle Materials	45,944	3,965,886
Eastman Chemical	15,700	1,226,484
Greif Class A	34,400	1,245,624
Huntsman	320,051	7,108,333
Kronos Worldwide	56,100	721,446
O-I Glass	59,800	633,282
Reliance Steel & Aluminum	21,500	2,193,860
RPM International	33,195	2,749,874
Schweitzer-Mauduit International	32,700	993,753
Silgan Holdings	24,800	911,896
Steel Dynamics	26,600	761,558
Trinseo	22,200	569,208
Westrock	178,220	6,191,363
		42,214,119
Real Estate — 9.14%
Alexander & Baldwin	203,245	2,278,377
Americold Realty Trust	127,711	4,565,668
Apple Hospitality REIT	68,979	662,888
Brandywine Realty Trust	215,175	2,224,910
Brixmor Property Group	121,300	1,417,997
CBL & Associates Properties †	63,700	10,262
City Office REIT	93,700	704,624

	Number of shares	Value (US $)
Common Stock (continued)
Real Estate (continued)
CoreCivic	56,200	$449,600
Diversified Healthcare Trust	123,300	434,016
Franklin Street Properties	93,612	342,620
Gaming and Leisure Properties	35,741	1,319,911
Hudson Pacific Properties	196,205	4,302,776
Industrial Logistics Properties Trust	63,789	1,395,065
Kite Realty Group Trust	75,900	878,922
Lexington Realty Trust	63,500	663,575
National Health Investors	20,100	1,211,427
National Storage Affiliates Trust	82,345	2,693,505
Office Properties Income Trust	45,688	946,655
Omega Healthcare Investors	39,200	1,173,648
Outfront Media	47,000	683,850
Physicians Realty Trust	293,307	5,253,128
Piedmont Office Realty Trust Class A	78,300	1,062,531
Preferred Apartment Communities Class A	72,100	389,340
Retail Properties of America Class A	73,900	429,359
Retail Value	5,404	67,928
RPT Realty	104,000	565,760
Service Properties Trust	104,300	829,185
SITE Centers	50,650	364,680
STAG Industrial	158,175	4,822,756
Summit Hotel Properties	63,000	326,340
VEREIT	205,200	1,333,800
Xenia Hotels & Resorts	60,500	531,190
		44,336,293
Utilities — 5.25%
AES	44,700	809,517
Alliant Energy	136,617	7,056,268
Avista	103,690	3,537,903
IDACORP	80,930	6,466,307
MDU Resources Group	51,900	1,167,750
	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
National Fuel Gas	55,200	$2,240,568
NRG Energy	52,900	1,626,146
Vistra	136,200	2,568,732
		25,473,191
Total Common Stock (cost $529,576,619)		480,753,919

Short-Term Investments — 0.73%
Money Market Mutual Funds — 0.73%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	887,908	887,908
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	887,906	887,906
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	887,906	887,906
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	887,906	887,906
Total Short-Term Investments (cost $3,551,626)		3,551,626
Total Value of Securities—99.86% (cost $533,128,245)		$484,305,545
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Optimum Fund Trust
September 30, 2020 (Unaudited)
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value*,†	$3,073,572,274	$515,851,355	$1,990,162,804	$1,541,245,713	$609,059,567	$484,305,545
Short-term investments held as collateral for loaned securities, at value=	—	16,636,692	—	—	—	—
Cash	3,857,289	—	—	—	—	48,791
Cash collateral due from brokers	917,112	—	—	—	—	—
Foreign currencies, at valueΔ	3,254,765	118,495	217	—	—	—
Receivable for securities sold	217,511,513	785,445	850,706	295,532	7,593,893	5,752,959
Dividends and interest receivable	14,570,801	1,271,254	233,517	1,983,488	79,185	532,050
Foreign tax reclaims receivable	—	1,672,004	37,247	491,893	—	2,779
Receivable for fund shares sold	4,724,396	825,676	2,861,946	2,370,673	1,063,063	986,717
Unrealized appreciation on foreign currency exchange contracts	907,710	—	258	—	—	—
Upfront payments paid on credit default swap contracts	229,151	—	—	—	—	—
Swap payments receivable	131,024	—	—	—	—	—
Securities lending income receivable	—	2,810	—	—	—	—
Variation margin due from brokers on centrally cleared credit default swap contracts	1,342,413	—	—	—	—	—
Variation margin due from brokers on centrally cleared interest rate swap contracts	68,515	—	—	—	—	—
Unrealized appreciation of credit default swap contracts	1,014,019	—	—	—	—	—
Total Assets	3,322,100,982	537,163,731	1,994,146,695	1,546,387,299	617,795,708	491,628,841

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Options written, at valueΣ	$ 180,227	$ —	$ —	$ —	$ —	$ —
Due to custodian	—	121,745	985,121	56,060	349,143	—
Payable for securities purchased	638,957,216	1,645,309	1,186,861	369,909	7,229,631	5,528,908
Payable for fund shares redeemed	2,518,846	638,360	3,332,313	1,709,109	1,230,863	570,589
Cash collateral due to brokers	1,771,000	—	—	—	—	—
Investment management fees payable to affiliates	1,095,174	321,773	1,110,076	824,327	505,280	382,624
Upfront payments received on credit default swap contracts	905,034	—	—	—	—	—
Swap payments payable	512,274	—	—	—	—	—
Dividend disbursing and transfer agent fees and expenses payable to affiliates	395,739	77,385	293,072	229,104	88,858	72,555
Variation margin due to Credit Suisse on futures contracts	364,467	—	—	—	—	—
Other accrued expenses	250,870	142,871	107,661	48,741	36,281	40,784
Unrealized depreciation on credit default swap contracts	184,487	—	—	—	—	—
Interest payable	118,385	—	—	—	—	—
Administration expenses payable to affiliates	114,976	22,483	85,148	66,563	25,816	21,080
Distribution fees payable to affiliates	78,762	16,210	71,715	52,408	11,585	7,368
Trustees' fees and expenses payable to affiliates	73,348	14,159	54,163	42,240	16,643	13,323
Variation margin due to HSBC on future contracts	24,391	—	—	—	—	—
Accounting fees payable to affiliates	14,794	3,157	11,041	8,703	3,577	2,981
Unrealized depreciation on foreign currency exchange contracts	7,440	3,125	184	599	—	—
Variation margin due to brokers on centrally cleared credit default swap contracts	5,266	—	—	—	—	—
Obligation to return securities lending collateral	—	16,635,300	—	—	—	—
Other liabilities	—	1,439	—	—	—	—
Total Liabilities	647,572,696	19,643,316	7,237,355	3,407,763	9,497,677	6,640,212
Total Net Assets	$2,674,528,286	$517,520,415	$1,986,909,340	$1,542,979,536	$608,298,031	$484,988,629

Net Assets Consist of:
Paid-in capital	$2,454,946,895	$498,289,779	$1,048,291,675	$1,260,838,397	$401,379,548	$529,822,775
Total distributable earnings (loss)	219,581,391	19,230,636	938,617,665	282,141,139	206,918,483	(44,834,146)
Total Net Assets	$2,674,528,286	$517,520,415	$1,986,909,340	$1,542,979,536	$608,298,031	$484,988,629

Statements of assets and liabilities
Optimum Fund Trust
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value

Class A:
Net assets	$25,592,917	$6,064,883	$28,300,591	$19,908,182	$4,507,706	$2,678,175
Shares of beneficial interest outstanding, unlimited authorization, no par	2,477,156	502,536	1,279,992	1,252,150	287,891	256,940
Net asset value per share	$10.33	$12.07	$22.11	$15.90	$15.66	$10.42
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.82	$12.81	$23.46	$16.87	$16.62	$11.06

Class C:
Net assets	$88,659,120	$17,954,575	$79,511,585	$58,347,482	$13,120,833	$8,164,570
Shares of beneficial interest outstanding, unlimited authorization, no par	8,615,446	1,532,605	4,472,766	3,728,449	1,066,322	910,648
Net asset value per share	$10.29	$11.72	$17.78	$15.65	$12.30	$8.97

Institutional Class:
Net assets	$2,560,276,249	$493,500,957	$1,879,097,164	$1,464,723,872	$590,669,492	$474,145,884
Shares of beneficial interest outstanding, unlimited authorization, no par	247,770,157	40,545,336	77,774,565	91,792,756	34,056,106	42,680,476
Net asset value per share	$10.33	$12.17	$24.16	$15.96	$17.34	$11.11
*Investments, at cost	$2,954,055,646	$504,815,849	$1,190,082,185	$1,271,652,962	$487,876,550	$533,128,245
†Including securities on loan	—	12,903,914	—	—	—	—
=Short-term investments held as collateral for loaned securities, at cost	—	16,636,692	—	—	—	—
ΔForeign currencies, at cost	3,263,779	117,221	217	—	—	—
ΣPremium received	(59,140)	—	—	—	—	—
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Optimum Fund Trust
Six months ended September 30, 2020 (Unaudited)
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$34,653,755	$—	$34	$24	$—	$—
Dividends	13,087	8,227,953	5,603,225	18,288,965	792,368	5,585,976
Securities lending income	—	107,606	—	—	—	—
Foreign tax withheld	—	(851,637)	(40,839)	(95,535)	—	(4,654)
	34,666,842	7,483,922	5,562,420	18,193,454	792,368	5,581,322

Expenses:
Management fees	6,541,062	1,861,776	6,300,802	4,810,863	2,860,992	2,188,767
Distribution expenses — Class A	32,252	7,421	33,679	24,310	5,169	3,154
Distribution expenses — Class C	444,085	86,983	378,620	282,804	60,087	38,225
Dividend disbursing and transfer agent fees and expenses	2,374,029	455,201	1,670,567	1,346,783	507,529	421,549
Administration expenses	684,696	130,254	481,090	387,611	144,957	120,167
Accounting fees	295,006	71,062	212,004	174,563	76,929	66,993
Trustees' fees and expenses	177,492	29,695	112,459	79,667	32,188	15,627
Reports and statements to shareholders expenses	153,233	1,294	51,953	54,304	1,781	295
Professional fees	109,628	36,399	87,744	60,914	33,418	16,139
Pricing fees	93,003	19,877	2,642	1,511	9,227	2,518
Investment interest expense	85,854	—	—	—	—	—
Custodian fees	71,504	103,788	24,189	14,238	1,539	2,374
Registration fees	41,637	37,551	37,552	37,552	30,022	35,674
Insurance fees	22,460	4,922	15,249	14,956	5,074	4,932
Tax services	3,261	13,025	365	180	383	363
Other	11,855	3,842	13,792	8,337	3,775	5,892
	11,141,057	2,863,090	9,422,707	7,298,593	3,773,070	2,922,669
Less expenses waived	—	(51,694)	—	—	(125,295)	(93,122)
Less expenses paid indirectly	(395)	(362)	(442)	(438)	(427)	(429)
Total operating expenses	11,140,662	2,811,034	9,422,265	7,298,155	3,647,348	2,829,118
Net Investment Income (Loss)	23,526,180	4,672,888	(3,859,845)	10,895,299	(2,854,980)	2,752,204

Statements of operations
Optimum Fund Trust
	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$46,144,277	$(3,203,060)	$73,793,159	$(9,263,102)	$69,056,413	$3,291,315
Foreign currencies	208,047	(43,235)	(10,737)	(7,597)	—	—
Foreign currency exchange contracts	(5,279,403)	(129,654)	7,211	(640)	—	—
Futures contracts	4,147,369	—	—	—	—	—
Options written	2,388	—	—	—	—	—
Options purchased	(2,432)	—	—	—	—	—
Swap contracts	(1,953,118)	—	—	—	—	—
Net realized gain (loss)	43,267,128	(3,375,949)	73,789,633	(9,271,339)	69,056,413	3,291,315

Net change in unrealized appreciation (depreciation) of:
Investments*	100,907,927	90,839,767	549,871,386	260,685,983	157,630,095	88,910,427
Foreign currencies	(59,021)	137,430	(4,245)	23,016	—	—
Foreign currency exchange contracts	2,601,324	(3,061)	3,628	(599)	—	—
Futures contracts	(2,382,967)	—	—	—	—	—
Options purchased	22,601	—	—	—	—	—
Options written	(140,892)	—	—	—	—	—
Swap contracts	3,417,166	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	104,366,138	90,974,136	549,870,769	260,708,400	157,630,095	88,910,427
Net Realized and Unrealized Gain	147,633,266	87,598,187	623,660,402	251,437,061	226,686,508	92,201,742
Net Increase in Net Assets Resulting from Operations	$171,159,446	$92,271,075	$619,800,557	$262,332,360	$223,831,528	$94,953,946
*	Includes increase of $29,925 capital gains taxes accrued for Optimum International Fund.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Optimum Fund Trust
	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20

Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,526,180	$57,371,981	$4,672,888	$9,945,342
Net realized gain (loss)	43,267,128	85,601,229	(3,375,949)	6,990,042
Net change in unrealized appreciation (depreciation)	104,366,138	(13,190,042)	90,974,136	(121,070,513)
Net increase (decrease) in net assets resulting from operations	171,159,446	129,783,168	92,271,075	(104,135,129)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(729,200)	(2)	(129,231)
Class C	—	(1,874,420)	(4)	(242,141)
Institutional Class	—	(74,081,149)	(110)	(11,340,289)
	—	(76,684,769)	(116)	(11,711,661)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,089,156	964,454	290,083	365,421
Class C	2,741,366	4,145,725	902,980	950,756
Institutional Class	207,860,144	400,165,847	35,314,505	78,228,473

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	728,902	—	128,801
Class C	—	1,872,172	—	241,693
Institutional Class	—	73,976,714	—	11,327,444
	211,690,666	481,853,814	36,507,568	91,242,588
Cost of shares redeemed:
Class A	(2,007,747)	(4,124,455)	(448,071)	(1,277,785)
Class C	(5,378,877)	(14,614,057)	(1,255,411)	(3,722,127)
Institutional Class	(190,519,284)	(395,449,735)	(36,746,368)	(97,166,739)
	(197,905,908)	(414,188,247)	(38,449,850)	(102,166,651)
Increase (decrease) in net assets derived from capital share transactions	13,784,758	67,665,567	(1,942,282)	(10,924,063)
Net Increase (Decrease) in Net Assets	184,944,204	120,763,966	90,328,677	(126,770,853)

Net Assets:
Beginning of period	2,489,584,082	2,368,820,116	427,191,738	553,962,591
End of period	$2,674,528,286	$2,489,584,082	$517,520,415	$427,191,738

Statements of changes in net assets
Optimum Fund Trust
	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(3,859,845)	$(3,099,534)	$10,895,299	$22,771,277
Net realized gain (loss)	73,789,633	112,006,615	(9,271,339)	30,650,070
Net change in unrealized appreciation (depreciation)	549,870,769	(161,142,853)	260,708,400	(265,765,729)
Net increase (decrease) in net assets resulting from operations	619,800,557	(52,235,772)	262,332,360	(212,344,382)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(894,659)	—	(580,399)
Class C	—	(3,088,118)	—	(1,222,359)
Institutional Class	—	(49,312,858)	—	(44,171,546)
	—	(53,295,635)	—	(45,974,304)

Capital Share Transactions:
Proceeds from shares sold:
Class A	170,359	484,165	665,791	553,769
Class C	556,511	696,294	1,957,821	1,257,878
Institutional Class	85,256,642	205,139,697	103,241,146	217,968,202

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	894,314	—	580,160
Class C	—	3,081,679	—	1,219,320
Institutional Class	—	49,223,354	—	44,100,170
	85,983,512	259,519,503	105,864,758	265,679,499
Cost of shares redeemed:
Class A	(3,389,685)	(7,135,138)	(1,336,152)	(4,477,827)
Class C	(9,806,139)	(18,250,705)	(3,487,762)	(12,256,335)
Institutional Class	(184,075,457)	(326,372,554)	(105,017,329)	(273,883,143)
	(197,271,281)	(351,758,397)	(109,841,243)	(290,617,305)
Decrease in net assets derived from capital share transactions	(111,287,769)	(92,238,894)	(3,976,485)	(24,937,806)
Net Increase (Decrease) in Net Assets	508,512,788	(197,770,301)	258,355,875	(283,256,492)

Net Assets:
Beginning of period	1,478,396,552	1,676,166,853	1,284,623,661	1,567,880,153
End of period	$1,986,909,340	$1,478,396,552	$1,542,979,536	$1,284,623,661

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20	Six months ended 9/30/20 (Unaudited)	Year ended 3/31/20

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,854,980)	$(4,581,761)	$2,752,204	$5,438,299
Net realized gain (loss)	69,056,413	55,801,297	3,291,315	(1,337,248)
Net change in unrealized appreciation (depreciation)	157,630,095	(132,276,278)	88,910,427	(155,870,859)
Net increase (decrease) in net assets resulting from operations	223,831,528	(81,056,742)	94,953,946	(151,769,808)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(409,951)	—	(88,053)
Class C	—	(1,452,655)	—	(243,686)
Institutional Class	—	(44,812,148)	—	(16,364,520)
	—	(46,674,754)	—	(16,696,259)

Capital Share Transactions:
Proceeds from shares sold:
Class A	33,786	108,914	386,290	152,875
Class C	122,444	136,873	1,081,503	520,687
Institutional Class	31,746,865	76,485,837	50,316,854	92,797,943

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	409,440	—	87,962
Class C	—	1,451,859	—	243,369
Institutional Class	—	44,772,511	—	16,347,235
	31,903,095	123,365,434	51,784,647	110,150,071
Cost of shares redeemed:
Class A	(451,277)	(1,029,204)	(192,177)	(669,099)
Class C	(1,205,973)	(2,393,796)	(495,400)	(1,527,614)
Institutional Class	(64,513,593)	(86,251,169)	(35,730,717)	(84,406,655)
	(66,170,843)	(89,674,169)	(36,418,294)	(86,603,368)
Increase (decrease) in net assets derived from capital share transactions	(34,267,748)	33,691,265	15,366,353	23,546,703
Net Increase (Decrease) in Net Assets	189,563,780	(94,040,231)	110,320,299	(144,919,364)

Net Assets:
Beginning of period	418,734,251	512,774,482	374,668,330	519,587,694
End of period	$608,298,031	$418,734,251	$484,988,629	$374,668,330
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$9.67	$9.46	$9.35	$9.39	$9.37	$9.72

Income (loss) from investment operations:
Net investment income[2]	0.08	0.21	0.23	0.22	0.20	0.20
Net realized and unrealized gain (loss)	0.58	0.29	0.08	(0.05)	—[3]	(0.28)
Total from investment operations	0.66	0.50	0.31	0.17	0.20	(0.08)

Less dividends and distributions from:
Net investment income	—	(0.23)	(0.20)	(0.21)	(0.18)	(0.25)
Net realized gain	—	(0.06)	—	—	—	(0.02)
Total dividends and distributions	—	(0.29)	(0.20)	(0.21)	(0.18)	(0.27)

Net asset value, end of period	$10.33	$9.67	$9.46	$9.35	$9.39	$9.37

Total return[4]	6.83%	5.24%[5]	3.37%	1.81%	2.03%[6]	(0.63%)[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,593	$24,827	$26,613	$30,150	$33,838	$39,545
Ratio of expenses to average net assets[7]	1.06%	1.07%	1.08%	1.10%	1.17%	1.23%
Ratio of expenses to average net assets prior to fees waived[7]	1.06%	1.07%	1.08%	1.10%	1.18%	1.23%
Ratio of net investment income to average net assets	1.59%	2.11%	2.43%	2.29%	2.12%	2.13%
Ratio of net investment income to average net assets prior to fees waived	1.59%	2.11%	2.43%	2.29%	2.11%	2.13%
Portfolio turnover	94%	361%[8]	453%	403%	419%	536%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower. See Note 10 in “Notes to financial statements.”
[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$9.67	$9.45	$9.34	$9.38	$9.37	$9.71

Income (loss) from investment operations:
Net investment income[2]	0.04	0.13	0.16	0.15	0.13	0.13
Net realized and unrealized gain (loss)	0.58	0.30	0.07	(0.05)	(0.01)	(0.27)
Total from investment operations	0.62	0.43	0.23	0.10	0.12	(0.14)

Less dividends and distributions from:
Net investment income	—	(0.15)	(0.12)	(0.14)	(0.11)	(0.18)
Net realized gain	—	(0.06)	—	—	—	(0.02)
Total dividends and distributions	—	(0.21)	(0.12)	(0.14)	(0.11)	(0.20)

Net asset value, end of period	$10.29	$9.67	$9.45	$9.34	$9.38	$9.37

Total return[3]	6.41%	4.55%[4]	2.52%	1.06%	1.27%[5]	(1.39%)[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,659	$85,853	$92,295	$105,194	$124,024	$153,266
Ratio of expenses to average net assets[6]	1.81%	1.82%	1.83%	1.85%	1.92%	1.98%
Ratio of expenses to average net assets prior to fees waived[6]	1.81%	1.82%	1.83%	1.85%	1.93%	1.98%
Ratio of net investment income to average net assets	0.84%	1.36%	1.68%	1.54%	1.37%	1.38%
Ratio of net investment income to average net assets prior to fees waived	0.84%	1.36%	1.68%	1.54%	1.36%	1.38%
Portfolio turnover	94%	361%[7]	453%	403%	419%	536%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower. See Note 10 in “Notes to financial statements.”
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Fixed Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$9.66	$9.45	$9.34	$9.39	$9.37	$9.72

Income (loss) from investment operations:
Net investment income[2]	0.09	0.23	0.25	0.24	0.23	0.23
Net realized and unrealized gain (loss)	0.58	0.29	0.08	(0.05)	(0.01)	(0.28)
Total from investment operations	0.67	0.52	0.33	0.19	0.22	(0.05)

Less dividends and distributions from:
Net investment income	—	(0.25)	(0.22)	(0.24)	(0.20)	(0.28)
Net realized gain	—	(0.06)	—	—	—	(0.02)
Total dividends and distributions	—	(0.31)	(0.22)	(0.24)	(0.20)	(0.30)

Net asset value, end of period	$10.33	$9.66	$9.45	$9.34	$9.39	$9.37

Total return[3]	6.94%	5.52%[4]	3.65%	1.96%	2.40%[5]	(0.48%)[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,560,276	$2,378,904	$2,249,912	$1,882,394	$1,725,289	$1,892,775
Ratio of expenses to average net assets[6]	0.81%	0.82%	0.83%	0.85%	0.92%	0.98%
Ratio of expenses to average net assets prior to fees waived[6]	0.81%	0.82%	0.83%	0.85%	0.93%	0.98%
Ratio of net investment income to average net assets	1.84%	2.36%	2.68%	2.54%	2.37%	2.38%
Ratio of net investment income to average net assets prior to fees waived	1.84%	2.36%	2.68%	2.54%	2.36%	2.38%
Portfolio turnover	94%	361%[7]	453%	403%	419%	536%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.04% lower. See Note 10 in “Notes to financial statements.”
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$9.93	$12.59	$14.42	$12.27	$10.95	$11.66

Income (loss) from investment operations:
Net investment income[2]	0.10	0.20	0.17	0.12	0.11	0.08
Net realized and unrealized gain (loss)	2.04	(2.61)	(1.00)	2.29	1.31	(0.73)
Total from investment operations	2.14	(2.41)	(0.83)	2.41	1.42	(0.65)

Less dividends and distributions from:
Net investment income	—	(0.21)	(0.18)	(0.11)	(0.10)	(0.06)
Net realized gain	—	(0.04)	(0.82)	(0.15)	—	—
Total dividends and distributions	—	(0.25)	(1.00)	(0.26)	(0.10)	(0.06)

Net asset value, end of period	$12.07	$9.93	$12.59	$14.42	$12.27	$10.95

Total return[3]	21.43%	(19.62%)[4]	(5.33%)	19.74%[4]	13.08%	(5.58%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,065	$5,121	$7,275	$8,704	$8,680	$9,117
Ratio of expenses to average net assets[5]	1.34%	1.37%	1.37%	1.36%	1.48%	1.56%
Ratio of expenses to average net assets prior to fees waived[5]	1.36%	1.39%	1.37%	1.36%	1.48%	1.56%
Ratio of net investment income to average net assets	1.67%	1.62%	1.30%	0.90%	0.93%	0.74%
Ratio of net investment income to average net assets prior to fees waived	1.65%	1.60%	1.30%	0.90%	0.93%	0.74%
Portfolio turnover	40%	51%	63%	52%	68%	47%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum International Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$9.68	$12.27	$14.06	$11.98	$10.69	$11.41

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.11	0.07	0.02	0.02	—[3]
Net realized and unrealized gain (loss)	1.99	(2.54)	(0.98)	2.23	1.30	(0.72)
Total from investment operations	2.04	(2.43)	(0.91)	2.25	1.32	(0.72)

Less dividends and distributions from:
Net investment income	—	(0.12)	(0.06)	(0.02)	(0.03)	—
Net realized gain	—	(0.04)	(0.82)	(0.15)	—	—
Total dividends and distributions	—	(0.16)	(0.88)	(0.17)	(0.03)	—

Net asset value, end of period	$11.72	$9.68	$12.27	$14.06	$11.98	$10.69

Total return[4]	21.08%	(20.16%)[5]	(6.07%)	18.82%[5]	12.32%	(6.31%)[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,954	$15,138	$21,763	$28,046	$29,544	$31,777
Ratio of expenses to average net assets[6]	2.09%	2.12%	2.12%	2.11%	2.23%	2.31%
Ratio of expenses to average net assets prior to fees waived[6]	2.11%	2.14%	2.12%	2.11%	2.23%	2.31%
Ratio of net investment income (loss) to average net assets	0.92%	0.87%	0.55%	0.15%	0.18%	(0.01%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.90%	0.85%	0.55%	0.15%	0.18%	(0.01%)
Portfolio turnover	40%	51%	63%	52%	68%	47%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.00	$12.68	$14.52	$12.35	$11.02	$11.74

Income (loss) from investment operations:
Net investment income[2]	0.11	0.24	0.21	0.16	0.14	0.11
Net realized and unrealized gain (loss)	2.06	(2.63)	(1.02)	2.31	1.32	(0.74)
Total from investment operations	2.17	(2.39)	(0.81)	2.47	1.46	(0.63)

Less dividends and distributions from:
Net investment income	—	(0.25)	(0.21)	(0.15)	(0.13)	(0.09)
Net realized gain	—	(0.04)	(0.82)	(0.15)	—	—
Total dividends and distributions	—	(0.29)	(1.03)	(0.30)	(0.13)	(0.09)

Net asset value, end of period	$12.17	$10.00	$12.68	$14.52	$12.35	$11.02

Total return[3]	21.58%	(19.44%)[4]	(5.09%)	20.05%[4]	13.36%	(5.38%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$493,501	$406,933	$524,925	$629,934	$525,431	$542,055
Ratio of expenses to average net assets[5]	1.09%	1.12%	1.12%	1.11%	1.23%	1.31%
Ratio of expenses to average net assets prior to fees waived[5]	1.11%	1.14%	1.12%	1.11%	1.23%	1.31%
Ratio of net investment income to average net assets	1.92%	1.87%	1.55%	1.15%	1.18%	0.99%
Ratio of net investment income to average net assets prior to fees waived	1.90%	1.85%	1.55%	1.15%	1.18%	0.99%
Portfolio turnover	40%	51%	63%	52%	68%	47%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$15.51	$16.70	$17.22	$16.84	$14.97	$17.00

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.07)	(0.03)	(0.06)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	6.66	(0.53)	1.82	3.70	2.52	(0.20)
Total from investment operations	6.60	(0.60)	1.79	3.64	2.46	(0.30)

Less dividends and distributions from:
Net realized gain	—	(0.59)	(2.31)	(3.26)	(0.59)	(1.73)
Total dividends and distributions	—	(0.59)	(2.31)	(3.26)	(0.59)	(1.73)

Net asset value, end of period	$22.11	$15.51	$16.70	$17.22	$16.84	$14.97

Total return[3]	42.55%	(4.03%)	11.60%	22.17%[4]	16.83%[4]	(2.27%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,301	$22,363	$29,605	$32,254	$32,215	$33,787
Ratio of expenses to average net assets[5]	1.23%	1.24%	1.25%	1.26%	1.35%	1.42%
Ratio of expenses to average net assets prior to fees waived[5]	1.23%	1.24%	1.25%	1.26%	1.38%	1.44%
Ratio of net investment loss to average net assets	(0.62%)	(0.38%)	(0.19%)	(0.31%)	(0.35%)	(0.62%)
Ratio of net investment loss to average net assets prior to fees waived	(0.62%)	(0.38%)	(0.19%)	(0.31%)	(0.38%)	(0.64%)
Portfolio turnover	14%	29%	25%	77%[6]	52%	88%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of ClearBridge Investments, LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended
March 31, 2018.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$12.52	$13.68	$14.62	$14.81	$13.34	$15.44

Income (loss) from investment operations:
Net investment loss[2]	(0.11)	(0.16)	(0.14)	(0.17)	(0.15)	(0.20)
Net realized and unrealized gain (loss)	5.37	(0.41)	1.51	3.24	2.21	(0.17)
Total from investment operations	5.26	(0.57)	1.37	3.07	2.06	(0.37)

Less dividends and distributions from:
Net realized gain	—	(0.59)	(2.31)	(3.26)	(0.59)	(1.73)
Total dividends and distributions	—	(0.59)	(2.31)	(3.26)	(0.59)	(1.73)

Net asset value, end of period	$17.78	$12.52	$13.68	$14.62	$14.81	$13.34

Total return[3]	42.01%	(4.71%)	10.74%	21.30%[4]	15.88%[4]	(2.98%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,511	$63,237	$83,010	$97,658	$105,082	$114,907
Ratio of expenses to average net assets[5]	1.98%	1.99%	2.00%	2.01%	2.10%	2.17%
Ratio of expenses to average net assets prior to fees waived[5]	1.98%	1.99%	2.00%	2.01%	2.13%	2.19%
Ratio of net investment loss to average net assets	(1.37%)	(1.13%)	(0.94%)	(1.06%)	(1.10%)	(1.37%)
Ratio of net investment loss to average net assets prior to fees waived	(1.37%)	(1.13%)	(0.94%)	(1.06%)	(1.13%)	(1.39%)
Portfolio turnover	14%	29%	25%	77%[6]	52%	88%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of ClearBridge Investments, LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended
March 31, 2018.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$16.93	$18.13	$18.46	$17.81	$15.76	$17.76

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.04)	(0.02)	0.01	(0.01)	(0.02)	(0.06)
Net realized and unrealized gain (loss)	7.27	(0.59)	1.97	3.92	2.66	(0.21)
Total from investment operations	7.23	(0.61)	1.98	3.91	2.64	(0.27)

Less dividends and distributions from:
Net realized gain	—	(0.59)	(2.31)	(3.26)	(0.59)	(1.73)
Total dividends and distributions	—	(0.59)	(2.31)	(3.26)	(0.59)	(1.73)

Net asset value, end of period	$24.16	$16.93	$18.13	$18.46	$17.81	$15.76

Total return[3]	42.71%	(3.77%)	11.86%	22.50%[4]	17.14%[4]	(2.00%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,879,097	$1,392,797	$1,563,552	$1,610,343	$1,348,419	$1,356,335
Ratio of expenses to average net assets[5]	0.98%	0.99%	1.00%	1.01%	1.10%	1.17%
Ratio of expenses to average net assets prior to fees waived[5]	0.98%	0.99%	1.00%	1.01%	1.13%	1.19%
Ratio of net investment income (loss) to average net assets	(0.37%)	(0.13%)	0.06%	(0.06%)	(0.10%)	(0.37%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.37%)	(0.13%)	0.06%	(0.06%)	(0.13%)	(0.39%)
Portfolio turnover	14%	29%	25%	77%[6]	52%	88%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of ClearBridge Investments, LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended
March 31, 2018.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$13.22	$15.83	$15.89	$15.42	$15.13	$16.01

Income (loss) from investment operations:
Net investment income[2]	0.10	0.20	0.19	0.17	0.17	0.17
Net realized and unrealized gain (loss)	2.58	(2.37)	0.38	1.19	2.04	(0.89)
Total from investment operations	2.68	(2.17)	0.57	1.36	2.21	(0.72)

Less dividends and distributions from:
Net investment income	—	(0.20)	(0.18)	(0.16)	(0.18)	(0.16)
Net realized gain	—	(0.24)	(0.45)	(0.73)	(1.74)	—
Total dividends and distributions	—	(0.44)	(0.63)	(0.89)	(1.92)	(0.16)

Net asset value, end of period	$15.90	$13.22	$15.83	$15.89	$15.42	$15.13

Total return[3]	20.27%	(14.37%)	3.79%	8.68%	14.99%[4]	(4.54%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,908	$17,123	$23,742	$26,448	$28,739	$30,502
Ratio of expenses to average net assets[5]	1.20%	1.20%	1.20%	1.21%	1.33%	1.40%
Ratio of expenses to average net assets prior to fees waived[5]	1.20%	1.20%	1.20%	1.21%	1.34%	1.41%
Ratio of net investment income to average net assets	1.26%	1.19%	1.23%	1.05%	1.06%	1.07%
Ratio of net investment income to average net assets prior to fees waived	1.26%	1.19%	1.23%	1.05%	1.05%	1.06%
Portfolio turnover	10%	23%	22%	25%	82%[6]	39%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of Rothschild & Co replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Large Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$13.06	$15.65	$15.69	$15.25	$14.99	$15.85

Income (loss) from investment operations:
Net investment income[2]	0.04	0.07	0.07	0.05	0.05	0.05
Net realized and unrealized gain (loss)	2.55	(2.35)	0.38	1.17	2.01	(0.87)
Total from investment operations	2.59	(2.28)	0.45	1.22	2.06	(0.82)

Less dividends and distributions from:
Net investment income	—	(0.07)	(0.04)	(0.05)	(0.06)	(0.04)
Net realized gain	—	(0.24)	(0.45)	(0.73)	(1.74)	—
Total dividends and distributions	—	(0.31)	(0.49)	(0.78)	(1.80)	(0.04)

Net asset value, end of period	$15.65	$13.06	$15.65	$15.69	$15.25	$14.99

Total return[3]	19.83%	(15.04%)	3.05%	7.82%	14.13%[4]	(5.19%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,348	$50,036	$69,415	$82,610	$95,495	$103,693
Ratio of expenses to average net assets[5]	1.95%	1.95%	1.95%	1.96%	2.08%	2.15%
Ratio of expenses to average net assets prior to fees waived[5]	1.95%	1.95%	1.95%	1.96%	2.09%	2.16%
Ratio of net investment income to average net assets	0.51%	0.44%	0.48%	0.30%	0.31%	0.32%
Ratio of net investment income to average net assets prior to fees waived	0.51%	0.44%	0.48%	0.30%	0.30%	0.31%
Portfolio turnover	10%	23%	22%	25%	82%[6]	39%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of Rothschild & Co replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.
See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$13.25	$15.87	$15.93	$15.46	$15.16	$16.04

Income (loss) from investment operations:
Net investment income[2]	0.12	0.24	0.23	0.21	0.20	0.20
Net realized and unrealized gain (loss)	2.59	(2.38)	0.38	1.19	2.06	(0.89)
Total from investment operations	2.71	(2.14)	0.61	1.40	2.26	(0.69)

Less dividends and distributions from:
Net investment income	—	(0.24)	(0.22)	(0.20)	(0.22)	(0.19)
Net realized gain	—	(0.24)	(0.45)	(0.73)	(1.74)	—
Total dividends and distributions	—	(0.48)	(0.67)	(0.93)	(1.96)	(0.19)

Net asset value, end of period	$15.96	$13.25	$15.87	$15.93	$15.46	$15.16

Total return[3]	20.45%	(14.19%)	4.08%	8.90%	15.30%[4]	(4.29%)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,464,724	$1,217,465	$1,474,723	$1,372,505	$1,217,722	$1,129,606
Ratio of expenses to average net assets[5]	0.95%	0.95%	0.95%	0.96%	1.08%	1.15%
Ratio of expenses to average net assets prior to fees waived[5]	0.95%	0.95%	0.95%	0.96%	1.09%	1.16%
Ratio of net investment income to average net assets	1.51%	1.44%	1.48%	1.30%	1.31%	1.32%
Ratio of net investment income to average net assets prior to fees waived	1.51%	1.44%	1.48%	1.30%	1.30%	1.31%
Portfolio turnover	10%	23%	22%	25%	82%[6]	39%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of Rothschild & Co replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$10.17	$13.43	$15.51	$13.31	$10.95	$15.37

Income (loss) from investment operations:
Net investment loss[2]	(0.09)	(0.15)	(0.17)	(0.16)	(0.14)	(0.15)
Net realized and unrealized gain (loss)	5.58	(1.77)	1.20	3.03	2.50	(2.26)
Total from investment operations	5.49	(1.92)	1.03	2.87	2.36	(2.41)

Less dividends and distributions from:
Net realized gain	—	(1.34)	(3.11)	(0.67)	—	(2.01)
Return of capital	—	—	—	—	—	—[3]
Total dividends and distributions	—	(1.34)	(3.11)	(0.67)	—	(2.01)

Net asset value, end of period	$15.66	$10.17	$13.43	$15.51	$13.31	$10.95

Total return[4]	53.98%	(16.32%)	8.69%	21.88%	21.55%	(16.77%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,508	$3,241	$4,788	$5,414	$5,293	$5,040
Ratio of expenses to average net assets[5]	1.55%	1.54%	1.54%	1.55%	1.58%	1.66%
Ratio of expenses to average net assets prior to fees waived[5]	1.60%	1.63%	1.65%	1.63%	1.79%	1.85%
Ratio of net investment loss to average net assets	(1.26%)	(1.11%)	(1.11%)	(1.07%)	(1.16%)	(1.09%)
Ratio of net investment loss to average net assets prior to fees waived	(1.31%)	(1.20%)	(1.22%)	(1.15%)	(1.37%)	(1.28%)
Portfolio turnover	54%	93%	82%	89%	180%[6]	104%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$8.02	$10.94	$13.32	$11.59	$9.61	$13.86

Income (loss) from investment operations:
Net investment loss[2]	(0.11)	(0.20)	(0.24)	(0.23)	(0.20)	(0.22)
Net realized and unrealized gain (loss)	4.39	(1.38)	0.97	2.63	2.18	(2.02)
Total from investment operations	4.28	(1.58)	0.73	2.40	1.98	(2.24)

Less dividends and distributions from:
Net realized gain	—	(1.34)	(3.11)	(0.67)	—	(2.01)
Return of capital	—	—	—	—	—	—[3]
Total dividends and distributions	—	(1.34)	(3.11)	(0.67)	—	(2.01)

Net asset value, end of period	$12.30	$8.02	$10.94	$13.32	$11.59	$9.61

Total return[4]	53.49%	(16.95%)	7.81%	21.06%	20.60%	(17.39%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,121	$9,353	$13,510	$15,925	$16,668	$16,972
Ratio of expenses to average net assets[5]	2.30%	2.29%	2.29%	2.30%	2.33%	2.41%
Ratio of expenses to average net assets prior to fees waived[5]	2.35%	2.38%	2.40%	2.38%	2.54%	2.60%
Ratio of net investment loss to average net assets	(2.01%)	(1.86%)	(1.86%)	(1.82%)	(1.91%)	(1.84%)
Ratio of net investment loss to average net assets prior to fees waived	(2.06%)	(1.95%)	(1.97%)	(1.90%)	(2.12%)	(2.03%)
Portfolio turnover	54%	93%	82%	89%	180%[6]	104%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Growth Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$11.25	$14.69	$16.63	$14.19	$11.65	$16.17

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.12)	(0.14)	(0.13)	(0.12)	(0.12)
Net realized and unrealized gain (loss)	6.17	(1.98)	1.31	3.24	2.66	(2.39)
Total from investment operations	6.09	(2.10)	1.17	3.11	2.54	(2.51)

Less dividends and distributions from:
Net realized gain	—	(1.34)	(3.11)	(0.67)	—	(2.01)
Return of capital	—	—	—	—	—	—[3]
Total dividends and distributions	—	(1.34)	(3.11)	(0.67)	—	(2.01)

Net asset value, end of period	$17.34	$11.25	$14.69	$16.63	$14.19	$11.65

Total return[4]	54.22%	(16.14%)	8.97%	22.22%	21.80%	(16.54%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$590,669	$406,140	$494,476	$494,894	$420,279	$440,683
Ratio of expenses to average net assets[5]	1.30%	1.29%	1.29%	1.30%	1.33%	1.41%
Ratio of expenses to average net assets prior to fees waived[5]	1.35%	1.38%	1.40%	1.38%	1.54%	1.60%
Ratio of net investment loss to average net assets	(1.01%)	(0.86%)	(0.86%)	(0.82%)	(0.91%)	(0.84%)
Ratio of net investment loss to average net assets prior to fees waived	(1.06%)	(0.95%)	(0.97%)	(0.90%)	(1.12%)	(1.03%)
Portfolio turnover	54%	93%	82%	89%	180%[6]	104%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$8.36	$12.14	$13.66	$13.77	$11.53	$13.64

Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.10	0.11	0.06	0.08	(0.04)
Net realized and unrealized gain (loss)	2.01	(3.50)	(0.69)	0.59	2.21	(1.58)
Total from investment operations	2.06	(3.40)	(0.58)	0.65	2.29	(1.62)

Less dividends and distributions from:
Net investment income	—	(0.11)	(0.06)	(0.07)	(0.05)	—
Net realized gain	—	(0.27)	(0.88)	(0.69)	—	(0.49)
Return of capital	—	—	—	—	—	—[3]
Total dividends and distributions	—	(0.38)	(0.94)	(0.76)	(0.05)	(0.49)

Net asset value, end of period	$10.42	$8.36	$12.14	$13.66	$13.77	$11.53

Total return[4]	24.64%	(29.10%)	(3.83%)	4.59%	19.84%	(11.96%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,678	$1,970	$3,266	$3,856	$4,279	$4,302
Ratio of expenses to average net assets[5]	1.47%	1.47%	1.46%	1.48%	1.51%	1.61%
Ratio of expenses to average net assets prior to fees waived[5]	1.51%	1.52%	1.54%	1.54%	1.71%	1.75%
Ratio of net investment income (loss) to average net assets	0.97%	0.79%	0.87%	0.40%	0.64%	(0.35%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.93%	0.74%	0.79%	0.34%	0.44%	(0.49%)
Portfolio turnover	20%	33%	32%	31%	30%	90%[6]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Optimum Small-Mid Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$7.22	$10.54	$12.01	$12.21	$10.27	$12.30

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	—[3]	0.01	(0.04)	(0.01)	(0.12)
Net realized and unrealized gain (loss)	1.74	(3.02)	(0.60)	0.53	1.95	(1.42)
Total from investment operations	1.75	(3.02)	(0.59)	0.49	1.94	(1.54)

Less dividends and distributions from:
Net investment income	—	(0.03)	—	—	—	—
Net realized gain	—	(0.27)	(0.88)	(0.69)	—	(0.49)
Return of capital	—	—	—	—	—	—[3]
Total dividends and distributions	—	(0.30)	(0.88)	(0.69)	—	(0.49)

Net asset value, end of period	$8.97	$7.22	$10.54	$12.01	$12.21	$10.27

Total return[4]	24.24%	(29.65%)	(4.50%)	3.85%	18.89%	(12.62%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,165	$6,042	$9,508	$12,030	$14,268	$15,136
Ratio of expenses to average net assets[5]	2.22%	2.22%	2.21%	2.23%	2.26%	2.36%
Ratio of expenses to average net assets prior to fees waived[5]	2.26%	2.27%	2.29%	2.29%	2.46%	2.50%
Ratio of net investment income (loss) to average net assets	0.22%	0.04%	0.12%	(0.35%)	(0.11%)	(1.10%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.18%	(0.01%)	0.04%	(0.41%)	(0.31%)	(1.24%)
Portfolio turnover	20%	33%	32%	31%	30%	90%[6]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.
See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Six months ended 9/30/20[1] (Unaudited)	Year ended
		3/31/20	3/31/19	3/31/18	3/31/17	3/31/16
Net asset value, beginning of period	$8.90	$12.90	$14.45	$14.52	$12.16	$14.31

Income (loss) from investment operations:
Net investment income (loss)[2]	0.07	0.14	0.16	0.10	0.12	(0.01)
Net realized and unrealized gain (loss)	2.14	(3.73)	(0.73)	0.63	2.32	(1.65)
Total from investment operations	2.21	(3.59)	(0.57)	0.73	2.44	(1.66)

Less dividends and distributions from:
Net investment income	—	(0.14)	(0.10)	(0.11)	(0.08)	—
Net realized gain	—	(0.27)	(0.88)	(0.69)	—	(0.49)
Return of capital	—	—	—	—	—	—[3]
Total dividends and distributions	—	(0.41)	(0.98)	(0.80)	(0.08)	(0.49)

Net asset value, end of period	$11.11	$8.90	$12.90	$14.45	$14.52	$12.16

Total return[4]	24.83%	(28.92%)	(3.55%)	4.87%	20.05%	(11.67%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$474,146	$366,656	$506,814	$442,808	$406,327	$441,150
Ratio of expenses to average net assets[5]	1.22%	1.22%	1.21%	1.23%	1.26%	1.36%
Ratio of expenses to average net assets prior to fees waived[5]	1.26%	1.27%	1.29%	1.29%	1.46%	1.50%
Ratio of net investment income (loss) to average net assets	1.21%	1.04%	1.12%	0.65%	0.89%	(0.10%)
Ratio of net investment income (loss) to average net assets prior to fees waived	1.17%	0.99%	1.04%	0.59%	0.69%	(0.24%)
Portfolio turnover	20%	33%	32%	31%	30%	90%[6]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Optimum Fund Trust
September 30, 2020 (Unaudited)
Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or together, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.
1. Significant Accounting Policies
Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services − Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.
Security Valuation —  Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap contracts, CDS and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. . Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended September 30, 2020 and for all open tax years (years ended March 31, 2017–March 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognize interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended September 30, 2020, the Funds did not incur any interest or tax penalties.
Class Accounting —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements —  Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on September 30, 2020, and matured by October 2, 2020.
Reverse Repurchase Agreements —  Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or US government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. During the six months ended September 30, 2020, the Fund did not enter into any reverse repurchase agreements.
Short Sales —  Optimum Large Cap Value Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out. At September 30, 2020, there were no open short sales in the Fund.
To Be Announced Trades (TBA) —  Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At
September 30, 2020, the Fund received $762,000 cash collateral for TBA trades, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.”
Mortgage Dollar Rolls —  Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.
(continues)

Notes to financial statements
Optimum Fund Trust
1. Significant Accounting Policies (continued)
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates —  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended September 30, 2020.
Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2020, each Fund earned the following amounts under this arrangement:
Fund	Earnings Credits
Optimum Fixed Income Fund	$395
Optimum International Fund	362
Optimum Large Cap Growth Fund	442
Optimum Large Cap Value Fund	438
Optimum Small-Mid Cap Growth Fund	427
Optimum Small-Mid Cap Value Fund	429

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.
In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund, which is calculated daily and paid monthly:

Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets up to $250 million
1.0000% of net assets from $250 million to $500 million
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

(continues)

Notes to financial statements
Optimum Fund Trust
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Optimum Small-Mid Cap Value Fund	1.0000% of net assets up to $250 million
0.9000% of net assets from $250 million to $500 million
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Acadian Asset Management LLC (Acadian), and EARNEST Partners, LLC (EARNEST); Optimum Large Cap Growth Fund – T. Rowe Price Associates, Inc. (T. Rowe Price) and ClearBridge Investments LLC (ClearBridge); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Rothschild & Co (Rothschild); Optimum Small-Mid Cap Growth Fund – Columbus Circle Investors (CCI) and Peregrine Capital Management, LLC (PCM); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and Westwood Management Corp. (Westwood).
For the six months ended September 30, 2020, DMC paid the following sub-advisory fees:
Sub-advisory fees
Optimum Fixed Income Fund	$1,528,732
Optimum International Fund	995,980
Optimum Large Cap Growth Fund	3,078,707
Optimum Large Cap Value Fund	2,239,648
Optimum Small-Mid Cap Growth Fund	1,337,491
Optimum Small-Mid Cap Value Fund	1,188,813
DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the following percentage of each Fund’s average daily net assets. These expense waivers and reimbursements may be terminated only by agreement of DMC and each Fund. These waivers and reimbursements are accrued daily and received monthly.
Fund	Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2020 − July 29, 2021	Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2019 − July 28, 2020
Optimum Fixed Income Fund	0.85%	0.85%
Optimum International Fund	1.17%	1.12%
Optimum Large Cap Growth Fund	1.02%	1.02%
Optimum Large Cap Value Fund	0.97%	0.97%
Optimum Small-Mid Cap Growth Fund	1.32%	1.29%
Optimum Small-Mid Cap Value Fund	1.25%	1.22%
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Trust. These services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of dividends and distribution and dissemination of Funds’ NAV and performance data. For these services the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rates: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next

$2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting fees.” For the six months ended September 30, 2020, each Fund was charged for these services as follows:
Fund	Fees
Optimum Fixed Income Fund	$88,722
Optimum International Fund	18,498
Optimum Large Cap Growth Fund	62,912
Optimum Large Cap Value Fund	51,088
Optimum Small-Mid Cap Growth Fund	20,355
Optimum Small-Mid Cap Value Fund	17,219
DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust’s average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion and 0.0325% of assets over $14 billion.
DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.18% of the Trust’s total average daily net assets, subject to a minimum fee of $2,000 per class per fund each month, plus out-of-pocket expenses. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fee that are calculated daily and paid as invoices are received on a monthly or quarterly basis.
Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.
For the six months ended September 30, 2020, DDLP earned commissions on sales of Class A shares for each Fund as follows:
Fund	Commissions
Optimum Fixed Income Fund	$5,147
Optimum International Fund	235
Optimum Large Cap Growth Fund	963
Optimum Large Cap Value Fund	762
Optimum Small-Mid Cap Growth Fund	75
Optimum Small-Mid Cap Value Fund	221
For the six months ended September 30, 2020, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:
Fund	Class C
Optimum Fixed Income Fund	$544
Optimum International Fund	82
Optimum Large Cap Growth Fund	165
Optimum Large Cap Value Fund	217
Optimum Small-Mid Cap Growth Fund	51
Optimum Small-Mid Cap Value Fund	9
DMC, DIFSC and DDLP are indirect, wholly owned subsidiaries of Macquarie Management Holdings, Inc. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.
(continues)

Notes to financial statements
Optimum Fund Trust
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
3. Investments
For the six months ended September 30, 2020, each Fund made purchases and sales of investments securities other than short-term investments as follows:
Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Optimum Fixed Income Fund	$439,393,125	$2,279,709,499	$405,250,045	$2,807,635,318
Optimum International Fund	191,897,168	—	190,193,798	—
Optimum Large Cap Growth Fund	261,500,181	—	352,323,116	—
Optimum Large Cap Value Fund	142,951,961	—	140,997,311	—
Optimum Small-Mid Cap Growth Fund	293,076,172	—	328,907,536	—
Optimum Small-Mid Cap Value Fund	113,605,113	—	89,759,768	—
At September 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:
Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Optimum Fixed Income Fund	$2,954,046,012	$139,148,357	$(21,260,506)	$117,887,851
Optimum International Fund	521,452,541	75,870,429	(64,838,048)	11,032,381
Optimum Large Cap Growth Fund	1,190,082,185	826,817,845	(26,737,152)	800,080,693
Optimum Large Cap Value Fund	1,271,652,962	349,482,851	(79,890,699)	269,592,152
Optimum Small-Mid Cap Growth Fund	487,876,550	143,166,265	(21,983,248)	121,183,017
Optimum Small-Mid Cap Value Fund	533,128,245	53,362,475	(102,185,175)	(48,822,700)
US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Asset-Backed Securities	$—	$872,544	$—	$872,544
Agency Collateralized Mortgage Obligations	—	73,529,372	—	73,529,372
Agency Commercial Mortgage-Backed Securities	—	12,234,000	—	12,234,000
Agency Mortgage-Backed Securities	—	506,548,633	—	506,548,633
Agency Obligation	—	2,307,163	—	2,307,163
Collateralized Debt Obligations	—	50,843,169	—	50,843,169
Common Stock	—	—	—	—
Corporate Bonds[1]	—	1,095,482,598	2,600,000	1,098,082,598
Loan Agreements	—	62,723,631	—	62,723,631
Municipal Bonds	—	16,344,640	—	16,344,640
Non-Agency Asset-Backed Securities	—	70,534,873	—	70,534,873
Non-Agency Collateralized Mortgage Obligations	—	55,804,435	—	55,804,435
Non-Agency Commercial Mortgage-Backed Securities	—	118,406,719	—	118,406,719
Preferred Stock	—	644,826	—	644,826
Regional Bond	—	2,205,167	—	2,205,167
Sovereign Bonds	—	57,256,339	—	57,256,339
Supranational Banks	—	958,015	—	958,015
US Treasury Obligations	—	700,406,063	—	700,406,063
Short-Term Investments[1]	40,570,600	203,299,487	—	243,870,087
Total Value of Securities Before Options Written	$40,570,600	$3,030,401,674	$2,600,000	$3,073,572,274
Liabilities:
Options Written	—	(180,227)	—	(180,227)

(continues)

Notes to financial statements
Optimum Fund Trust
3. Investments  (continued)
	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Centrally Cleared Credit Default Swaps	$—	$411,688	$—	$411,688
Centrally Cleared Interest Rate Swaps	—	635,321	—	635,321
Foreign Currency Exchange Contracts	—	907,710	—	907,710
Futures Contracts	583,223	—	—	583,223
OTC Credit Default Swap	—	1,014,019	—	1,014,019
Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(327,633)	$—	$(327,633)
Centrally Cleared Interest Rate Swaps	—	(3,691,131)	—	(3,691,131)
Foreign Currency Exchange Contracts	—	(7,440)	—	(7,440)
Futures Contracts	(764,779)	—	—	(764,779)
OTC Credit Default Swap	—	(184,488)	—	(184,488)
[1]Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	—	99.76%	0.24%	100.00%
Short-Term Investments	16.64%	83.36%	—	100.00%
[2]Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Australia	$7,185,625	$14,027,688	$—	$21,213,313
Austria	27,037	8,169,610	—	8,196,647
Belgium	—	3,144,029	—	3,144,029
Brazil	16,203,364	—	—	16,203,364
Canada	12,603,732	—	—	12,603,732
Chile	2,867,387	—	—	2,867,387
China/Hong Kong	12,244,331	50,854,739	—	63,099,070
Colombia	7,236,819	—	—	7,236,819
Denmark	—	8,870,635	—	8,870,635
Finland	242,389	2,541,596	—	2,783,985
France	76,685	17,803,458	—	17,880,143
Germany	64,319	26,610,244	—	26,674,563
Greece	—	65,228	—	65,228

	Optimum International Fund
	Level 1	Level 2	Level 3	Total
Hungary	$—	$1,237,600	$—	$1,237,600
India	9,766,216	63,531	—	9,829,747
Ireland	10,788,750	—	—	10,788,750
Israel	10,119,602	3,402,763	—	13,522,365
Italy	—	10,900,078	—	10,900,078
Japan	—	42,930,837	—	42,930,837
Luxembourg	—	6,052,948	—	6,052,948
Malaysia	—	206,318	—	206,318
Malta	—	625,291	—	625,291
Mexico	5,134,982	—	—	5,134,982
Netherlands	4,113,237	25,091,473	—	29,204,710
New Zealand	—	3,309,177	—	3,309,177
Norway	6,342,452	8,773,208	—	15,115,660
Philippines	23,844	69,783	—	93,627
Poland	—	581,937	—	581,937
Republic of Korea	2,055,521	24,874,936	—	26,930,457
Russia	—	90,612	—	90,612
Singapore	—	5,375,309	—	5,375,309
South Africa	86,178	77,066	—	163,244
Spain	—	7,170,559	—	7,170,559
Sweden	1,549,609	13,937,217	—	15,486,826
Switzerland	8,524,676	18,857,975	—	27,382,651
Taiwan	42,515	34,965,996	—	35,008,511
Thailand	—	350,062	—	350,062
Turkey	—	2,293,104	—	2,293,104
Ukraine	—	1,779,367	—	1,779,367
United Kingdom	611,631	26,989,418	—	27,601,049
United States	16,249,819	327,854	394,794	16,972,467
Zambia	182,746	—	—	182,746
Preferred Stock	348,835	82,282	—	431,117
Short-Term Investments	8,260,332	—	—	8,260,332
Securities Lending Collateral	—	16,636,692	—	16,636,692
Total Value of Securities	$142,952,633	$389,140,620	$394,794	$532,488,047

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,125)	$—	$(3,125)
[1]Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
(continues)

Notes to financial statements
Optimum Fund Trust
3. Investments  (continued)
	Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Communication Services	$258,481,107	$8,564,502	$—	$267,045,609
Consumer Discretionary	416,372,029	—	—	416,372,029
Consumer Staples	38,206,875	—	—	38,206,875
Financials	32,661,251	—	—	32,661,251
Healthcare	239,717,421	1,435,535	—	241,152,956
Industrials	167,076,448	—	—	167,076,448
Information Technology	773,417,885	1,662,987	—	775,080,872
Materials	17,134,587	—	—	17,134,587
Real Estate	18,053,088	—	—	18,053,088
Convertible Preferred Stock	—	—	4,477,684	4,477,684
Short-Term Investments	12,901,405	—	—	12,901,405
Total Value of Securities	$1,974,022,096	$11,663,024	$4,477,684	$1,990,162,804

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$258	$—	$258
Liabilities:
Foreign Currency Exchange Contracts	$—	$(184)	$—	$(184)
[1]Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Optimum Large Cap Value Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock
Communication Services	$110,964,684	$—	$110,964,684
Consumer Discretionary	62,084,997	—	62,084,997
Consumer Staples	71,714,691	33,860,125	105,574,816
Energy	47,581,043	—	47,581,043
Financials	340,109,179	—	340,109,179
Healthcare	278,606,656	4,088,907	282,695,563
Industrials	229,927,099	—	229,927,099
Information Technology	141,064,694	—	141,064,694
Materials	67,727,881	—	67,727,881
Real Estate	29,896,360	—	29,896,360
Utilities	101,223,394	—	101,223,394
Short-Term Investments	22,396,003	—	22,396,003
Total Value of Securities	$1,503,296,681	$37,949,032	$1,541,245,713

	Optimum Large Cap Value Fund
	Level 1	Level 2	Total
Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(599)	$(599)
[1]Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Optimum Small-Mid Cap Growth Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stock
Communication Services	$7,084,387	$—	$7,084,387
Consumer Discretionary	101,104,948	3,772,273	104,877,221
Consumer Staples	16,686,360	—	16,686,360
Energy	868,775	—	868,775
Financials	55,451,419	—	55,451,419
Healthcare	170,888,984	—	170,888,984
Industrials	82,993,139	—	82,993,139
Information Technology	150,236,638	—	150,236,638
Materials	7,389,519	—	7,389,519
Real Estate	1,899,612	—	1,899,612
Convertible Preferred Stock	—	1,228,858	1,228,858
Warrant	—	11,382	11,382
Short-Term Investments	9,443,273	—	9,443,273
Total Value of Securities	$604,047,054	$5,012,513	$609,059,567
Optimum Small-Mid Cap Value Fund
Level 1
Securities
Assets:
Common Stock	$480,753,919
Short-Term Investments	3,551,626
Total Value of Securities	$484,305,545
Securities valued at zero on the “Schedules of investments” are considered to be Level 3 investments in these tables.
As a result of utilizing international fair value pricing at September 30, 2020, a portion of Optimum International Fund’s common stock investments were categorized as Level 2.
During the six months ended September 30, 2020, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each
(continues)

Notes to financial statements
Optimum Fund Trust
3. Investments  (continued)
Fund’s net assets at the end of the period. There were no Level 3 investments during the six months ended September 30, 2020 for Optimum Large Cap Value Fund and Optimum Small-Mid Cap Value Fund.
4. Capital Shares
Transactions in capital shares were as follows:
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/20	3/31/20	9/30/20	3/31/20	9/30/20	3/31/20
Shares sold:
Class A	107,317	99,307	25,488	29,664	8,741	27,776
Class C	270,890	427,411	81,799	79,516	39,008	50,010
Institutional Class	20,390,228	41,078,600	3,040,728	6,252,880	3,985,751	10,786,020

Shares issued upon reinvestment of dividends and distributions:
Class A	—	75,769	—	9,908	—	50,214
Class C	—	194,209	—	19,031	—	213,857
Institutional Class	—	7,705,908	—	865,351	—	2,533,369
	20,768,435	49,581,204	3,148,015	7,256,350	4,033,500	13,661,246

Shares redeemed:
Class A	(196,550)	(422,469)	(38,545)	(101,947)	(170,435)	(409,222)
Class C	(532,045)	(1,506,687)	(113,562)	(307,757)	(617,715)	(1,279,915)
Institutional Class	(18,799,392)	(40,696,765)	(3,171,794)	(7,847,584)	(8,483,315)	(17,288,342)
	(19,527,987)	(42,625,921)	(3,323,901)	(8,257,288)	(9,271,465)	(18,977,479)
Net increase (decrease)	1,240,448	6,955,283	(175,886)	(1,000,938)	(5,237,965)	(5,316,233)

	Optimum Large Cap Value Fund		Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	9/30/20	3/31/20	9/30/20	3/31/20	9/30/20	3/31/20
Shares sold:
Class A	43,714	34,211	2,679	8,470	40,453	14,917
Class C	130,531	80,064	13,263	13,386	132,105	59,504
Institutional Class	6,784,351	13,269,139	2,142,701	5,366,655	4,850,166	7,472,621

Shares issued upon reinvestment of dividends and distributions:
Class A	—	33,400	—	32,188	—	6,835
Class C	—	70,891	—	144,464	—	21,846
Institutional Class	—	2,534,493	—	3,184,389	—	1,194,101
	6,958,596	16,022,198	2,158,643	8,749,552	5,022,724	8,769,824

Shares redeemed:
Class A	(87,227)	(271,716)	(33,356)	(78,586)	(19,212)	(54,972)
Class C	(234,275)	(755,122)	(112,546)	(226,952)	(58,451)	(146,488)
Institutional Class	(6,897,647)	(16,840,601)	(4,173,374)	(6,132,923)	(3,369,591)	(6,741,374)
	(7,219,149)	(17,867,439)	(4,319,276)	(6,438,461)	(3,447,254)	(6,942,834)
Net increase (decrease)	(260,553)	(1,845,241)	(2,160,633)	2,311,091	1,575,470	1,826,990
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and the “Statements of changes in net assets.” For the six months ended September 30, 2020 and the year ended March 31, 2020 each Fund had the following exchange transactions.
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares		Value
Optimum Fixed Income Fund
Six months ended
9/30/20	2,751	10,522	13,273		$131,714
Year ended
3/31/20	8,125	3,062	11,192		108,165
Optimum International Fund
Six months ended
9/30/20	2,539	4,393	6,763		82,266
Year ended
3/31/20	4,408	132	4,503		58,108
Optimum Large Cap Growth Fund
Six months ended
9/30/20	16,111	16,671	27,091		541,852
Year ended
3/31/20	14,729	318	13,776		263,452
(continues)

Notes to financial statements
Optimum Fund Trust
4. Capital Shares (continued)
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares		Value
Optimum Large Cap Value Fund
Six months ended
9/30/20	12,471	2,806	15,195		$258,171
Year ended
3/31/20	12,545	266	12,777		213,257
Optimum Small-Mid Cap Growth Fund
Six months ended
9/30/20	1,199	712	1,603		21,879
Year ended
3/31/20	1,993	56	1,861		27,404
Optimum Small-Mid Cap Value Fund
Six months ended
9/30/20	220	731	799		9,700
Year ended
3/31/20	1,120	130	1,160		15,190
5. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. During the six months ended September 30, 2020, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not use foreign currency exchange contracts.
During the six months ended September 30, 2020, Optimum Fixed Income Fund used foreign currency exchange contracts to hedge the
US dollar value of securities it already owns that are denominated in foreign currencies.
During the six months ended September 30, 2020, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund each used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Optimum International Fund also used foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted securities collateral valued at $2,254,261 for open futures contracts. Securities collateral are presented on the “Schedules of investments.”
During the six months ended September 30, 2020, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, and to facilitate investments in portfolio securities.
Options Contracts —  Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.
During the six months ended September 30, 2020, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and to adjust the Fund’s overall exposure to certain markets.
Swap Contracts —  Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.
Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as
(continues)

Notes to financial statements
Optimum Fund Trust
5. Derivatives (continued)
unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended September 30, 2020, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended September 30, 2020, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
As disclosed in the footnotes to the “Schedules of investments,” at September 30, 2020, the notional value of the protection sold was EUR17,600,000 and USD53,891,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At September 30, 2020, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At September 30, 2020, net unrealized appreciation of the protection sold was $1,082,674.
CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.
During the six months ended September 30, 2020, Optimum Fixed Income Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by Optimum Fixed Income Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, Optimum Fixed Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”
At September 30, 2020, for bilateral derivative contracts, Optimum Fixed Income Fund posted $504,000 cash collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” The Fund also posted $6,223,639 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts and $14,000 in securities collateral comprised of US treasury obligations for bilateral derivative contracts. At September 30, 2020, for bilateral derivative contracts, the Fund received $1,009,000 in cash collateral, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.” Cash collateral is included on the “Statements of assets and liabilities” and securities collateral is presented on the “Schedules of investments.”
Fair values of derivative instruments as of September 30, 2020 were as follows:
	Optimum Fixed Income Fund
	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$907,710	$—	$—	$907,710
Variation margin due to broker on futures contracts*	450,274	133,219	—	583,493
Variation margin due to brokers on centrally cleared credit default swap contracts*	—	—	411,688	411,688
Variation margin due to brokers on centrally cleared interest rate swap contracts*	—	613,516	—	613,516
Unrealized appreciation on credit default swap contracts	—	—	1,014,019	1,014,019
Total	$1,357,984	$746,735	$1,425,707	$3,530,426
	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(7,440)	$—	$—	$(7,440)
Variation margin due from broker on futures contracts*	(77,151)	(687,628)	—	(764,779)
Options written, at value	—	(180,227)	—	(180,227)
Variation margin due from brokers on centrally cleared credit default swap contracts*	—	—	(327,633)	(327,633)
Variation margin due from brokers on centrally cleared interest rate swap contracts*	—	(3,691,131)	—	(3,691,131)
Unrealized depreciation on credit default swap contracts	—	—	184,487	184,487
Total	$(84,591)	$ (4,558,986)	$(143,146)	$ (4,786,723)
*Includes cumulative appreciation (depreciation) of futures contracts, centrally cleared CDS contracts, and centrally cleared swap contracts from the date the contracts were opened through September 30, 2020. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”
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Notes to financial statements
Optimum Fund Trust
5. Derivatives (continued)
The effect of derivative instruments on Optimum Fixed Income Fund's “Statement of operations” for the six months ended
September 30, 2020 was as follows:
	Optimum Fixed Income Fund Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(5,279,403)	$—	$—	$—	$—	$(5,279,403)
Interest rate contracts	—	4,141,879	(2,432)	2,388	(1,384,853)	2,756,982
Equity contracts	—	5,490	—	—	—	5,490
Credit contracts	—	—	—	—	(568,265)	(568,265)
Total	$(5,279,403)	$4,147,369	$(2,432)	$2,388	$(1,953,118)	$(3,085,196)
	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$2,601,324	$1,117,205	$—	$—	$—	$3,718,529
Interest rate contracts	—	(3,495,642)	—	(19,805)	786,461	(2,728,986)
Equity contracts	—	(4,530)	—	—	—	(4,530)
Credit contracts	—	—	22,601	(121,087)	2,630,705	2,532,219
Total	$2,601,324	$(2,382,967)	$22,601	$(140,892)	$3,417,166	$3,517,232
During the six months ended September 30, 2020, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The tables below summarizes the average balance of derivative holdings by the Fund during the six months ended September 30, 2020:

	Long Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Foreign currency exchange contracts (average notional value)	USD	8,961,963	693,068	—	—	—	—
Futures contracts (average notional value)		185,517,103	—	—	—	—	—
Options contracts (average notional value)*		23,574	—	—	—	—	—
CDS contracts (average notional value)**	USD	20,735,008	—	—	—	—	—
	EUR	8,708,661	—	—	—	—	—
Interest rate swap contracts (average notional value)***	CAD	43,600,000	—	—	—	—	—
	GBP	26,001,575	—	—	—	—	—

	Short Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Foreign currency exchange contracts (average notional value)	USD	45,352,505	—	56,353	4,837	—	—
Futures Contracts (average notional value)		152,474,800	—	—	—	—	—
Options contracts (average notional value)*		54,474	—	—	—	—	—
CDS contracts (average notional value)**	USD	65,938,559	—	—	—	—	—
	EUR	3,600,000	—	—	—	—	—
Interest rate swap contracts (average notional value)***	USD	104,261,417	769,871	—	—	—	—
	GBP	19,231,496	—	—	—	—	—
*Long represents purchased options and short represents written options.
**Long represents buying protection and short represents selling protection.
***Long represents receiving fixed interest payments and short represents paying fixed interest payments.
6. Offsetting
Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help
(continues)

Notes to financial statements
Optimum Fund Trust
6. Offsetting  (continued)
each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy, or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”
At September 30, 2020, the Funds had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Optimum Fixed Income Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$3,635	$—	$3,635
BNP Paribas	804,563	(46,136)	758,427
Citigroup	1,541	(87,288)	(85,747)
Deutsche Bank	970,343	—	970,343
Goldman Sachs	35,827	—	35,827
JPMorgan Chase Bank	108,973	(182,744)	(73,771)
Total	$1,924,882	$(316,168)	$1,608,714
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$3,635	$—	$—	$—	$—	$3,635
BNP Paribas	758,427	—	(689,000)	—	—	69,427
Citigroup	(85,747)	—	—	14,000	—	(71,747)
Deutsche Bank	970,343	—	(180,000)	—	—	790,343
Goldman Sachs	35,827	—	—	—	—	35,827
JPMorgan Chase Bank	(73,771)	—	—	—	70,000	(3,771)
Total	$1,608,714	$—	$(869,000)	$14,000	$70,000	$823,714
Optimum International Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
The Bank of New York Mellon	$—	$(446)	$(446)
Brown Brothers Harriman	—	(2,679)	(2,679)
Total	$—	$(3,125)	$(3,125)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
The Bank of New York Mellon	$(446)	$—	$—	$—	$—	$(446)
Brown Brothers Harriman	(2,679)	—	—	—	—	(2,679)
Total	$(3,125)	$—	$—	$—	$—	$(3,125)

Optimum Large Cap Growth Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
The Bank of New York Mellon	$258	$(184)	$74
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
The Bank of New York Mellon	$74	$—	$—	$—	$—	$74
Master Repurchase Agreements
Repurchase agreements are entered into by each Fund under master repurchase agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund's obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2020, the following table is a summary of each Fund's repurchase agreements by counterparty which are subject to offset under an MRA:
	Optimum Fixed Income Fund
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Standard Chartered Bank	$185,100,000	$(185,100,000)	$—	$(185,100,000)	$—
Master Securities Forward Transactions Agreements
Master Securities Forward Transaction Agreements (MFA) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The MFA maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. As of September 30, 2020, the following table is a summary of the Fund's TBA securities by counterparty which are subject to offsetting under MFA:
	Optimum Fixed Income Fund
Counterparty	TBA at Value	Cash Collateral Received	Cash Collateral Pledged	Net Exposure(b)
Morgan Stanley & Co. LLC	$309,740,377	$(762,000)	$—	$308,978,377
Securities Lending
Securities lending transactions are entered into by Optimum International Fund under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell, or re-pledge the collateral (See also Note 7).
(continues)

Notes to financial statements
Optimum Fund Trust
6. Offsetting  (continued)
As of September 30, 2020, the following table is a summary of Optimum International Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
The Bank of New York Mellon	$12,903,914	$(2,657,891)	$(10,246,023)	$(12,903,914)	$—
(a)The value of the related collateral exceeded the value of the derivatives, repurchase agreements, and securities lending transactions as of September 30, 2020, as applicable.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
7. Securities Lending
Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedules of investments.” Securities purchased with cash collateral are valued at the market value. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.
Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.
During the six months ended September 30, 2020, Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund had no securities on loan.
The following table reflects a breakdown of transactions in securities lending collateral accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2020 for Optimum International Fund:
Securities Lending Transactions	Overnight and continuous	Under 30 days	Between 30 & 90 days	Over 90 Days	Total
Certificates of Deposit and Repurchase Agreements	$16,636,692	$—	$—	$—	$16,636,692
At September 30, 2020, the value of securities on loan for Optimum International Fund was $12,903,914, for which the Fund received cash collateral of $16,635,300 and non-cash collateral with a fair value of $10,246,023. At September 30, 2020, the value of invested collateral was $16,636,692. Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”
8. Credit and Market Risk
Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
IBOR risk is the risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments that reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other interbank offered rates (“IBORs”), such as the euro overnight index average (EONIA), which are also the subject of recent reform.
Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would
(continues)

Notes to financial statements
Optimum Fund Trust
8. Credit and Market Risk (continued)
satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.
Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2020. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trust’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A, 4(a)(2) and restricted securities have been identified on the “Schedules of investments.”
9. Contractual Obligations
Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.
10. General Motors Term Loan Litigation
Optimum Fixed Income Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust is seeking to recover such amounts arguing that the Fund is an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based upon available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $1,385,788 and an asset of $415,736 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.
During the period ended, the plaintiff and the term loan lenders, which included the Fund, reached an agreement that resolved the disputes.
The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on
June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.
The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Fund recognizing a gain in the amount of the liability reversed.
11. Recent Accounting Pronouncements
In August 2018, FASB issued ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.
12. Subsequent Events
Effective on or about October 14, 2020, Cardinal Capital Management, L.L.C. replaced Westwood Management Corp. as a sub-adviser for Optimum Small-Mid Cap Value Fund.
(continues)

Notes to financial statements
Optimum Fund Trust
12. Subsequent Events (continued)
Management has determined that no other material events or transactions occurred subsequent to September 30, 2020, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Optimum Fund Trust
Liquidity Risk Management Program
The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of each Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
At a telephonic meeting of the Board held on May 15-21, 2020 and a regular Board meeting held June 17-18, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund complied with its HLIM at all times during the reporting period. However, the HLIM for certain Funds were increased slightly based on the applicable Funds' experiences and flow data during the reporting period (which included the market volatility that occurred in early 2020 related to the Covid-19 pandemic).
(continues)

Other Fund information
(Unaudited)
Optimum Fund Trust
Board consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at meeting held September 24-25, 2020
At a meeting held September 24-25, 2020 (the “September Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of the non-interested or Independent Trustees, approved: (i) the renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”); (ii) approved a new Sub-Advisory Agreement between DMC and Cardinal Capital Management, L.L.C. (“Cardinal”) to replace Westwood Management Corp. (“Westwood”) as a sub-adviser to Optimum Small-Mid Cap Value Fund, effective on or about October 14, 2020; and (iii) approved the continuation of Sub-Advisory Agreements for the existing sub-advisers of all the Funds, limited in the case of Westwood until its replacement by Cardinal and excluding ClearBridge Investments, LLC (“ClearBridge”), which was approved at a Board meeting held June 17-18, 2020 (the “June Meeting”), as described in more detail below.
In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the September Meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC (“LPL”)) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each unaffiliated sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each unaffiliated sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc., an independent third-party analyst and subsidiary of Broadridge Inc. (“Lipper”), comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).
In reaching its decision with respect to the Sub-Advisory Agreement with Cardinal, the Board considered and reviewed information about Cardinal, including its personnel and operations, which had been provided by Cardinal. The Board also reviewed material furnished by DMC (with the assistance of LPL), including: a memorandum from DMC reviewing the Sub-Advisory Agreement with, and the various services proposed to be rendered by, Cardinal; research and analysis supporting DMC’s recommendation to hire Cardinal for the Optimum Small-Mid Cap Value Fund; a description of the proposed sub-advisory fees under the Sub-Advisory Agreement with Cardinal, along with fees that Cardinal charges to other comparable accounts; information concerning Cardinal’s organizational structure and the experience of its investment management personnel; copies of Cardinal’s Form ADV, compliance policies and procedures, and its Code of Ethics; and a copy of the Sub-Advisory Agreement with Cardinal.
In considering such materials, the Independent Trustees received assistance and advice from and met separately with their independent legal counsel (both prior to and at the September Meeting). In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the renewal of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. The materials prepared by Management specifically in connection with the approval of the Investment Management Agreement and the related Sub-Advisory Agreements were provided to the Independent Trustees in advance of the September Meeting. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the September Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. Following discussions in this regard, the Trustees were satisfied with the nature, extent, and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations; the quality and thoroughness of the monitoring of each Fund’s investment performance; reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing; the monitoring of various service providers to the Funds; and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to the Optimum Fixed Income Fund) to each of the Funds.
In considering the nature of the services provided by Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited to the Optimum Fixed Income Fund (collectively, the “Affiliated Sub-Advisers”), the Board considered that, unlike the unaffiliated sub-advisers who make all of the investment related decisions with respect to a sub-advised portfolio of a Fund, the relationship between DMC and the Affiliated Sub-Advisers on the Optimum Fixed Income Fund is currently one in which DMC may seek investment advice and recommendations from its Affiliated Sub-Advisers but that DMC retains primary responsibility for the day-to-day management of DMC’s portion of the Optimum Fixed Income Fund’s portfolio. It was also noted that the Affiliated Sub-Advisers are currently not paid any fees by DMC pursuant to their Sub-Advisory Agreements.
The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser (and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on presentations made by the sub-advisers’ portfolio managers (and DMC’s portfolio managers with respect to the Optimum Fixed Income Fund) and reports of Management’s discussions with the sub-advisers, as well as certificates and materials furnished in connection with Board meetings and the contract renewals.
In considering the nature, extent, and quality of the services to be provided by Cardinal, the Board reviewed the services to be provided by Cardinal pursuant to its Sub-Advisory Agreement, noting specifically that the Sub-Advisory Agreement with Cardinal contains substantially similar provisions to those in the Sub-Advisory Agreement of Westwood, except for the provisions relating to the fees. The Board reviewed materials provided by Cardinal regarding the experience and qualifications of the personnel who will be responsible for managing the portion of the Optimum Small-Mid Cap Value Fund to be sub-advised by Cardinal. The Board also placed weight on the performance of a representative Cardinal portfolio that utilized the investment process and parameters that would be employed by Cardinal with respect to its portion of the Optimum Small-Mid Cap Value Fund (the “Cardinal Account”). The Board also considered that Cardinal would serve as a sub-adviser of the Fund along with LSV Asset Management (“LSV”). In this regard, the Board considered the compatibility of the two sub-advisers’ investment philosophies and methodologies that they would each employ for the Fund. Lastly, the Board took into account that Cardinal has historically had a very stable investment team with limited departures.
Based upon these considerations, the Board was satisfied with the nature, extent, and quality of the overall services to be provided by the existing sub-advisers and Cardinal to each Fund, as applicable, and its shareholders and was confident in the abilities of the existing sub-advisers, Cardinal and DMC to provide quality services to the Funds and their shareholders.
Investment performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the September Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the 1-year period ended June 30, 2020, as well as the 3-, 5-, and 10-year periods ended on that date. In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective sub-advisers for various calendar years and periods ended June 30, 2020. The Trustees also compared Fund performance to other industry benchmarks and reviewed rolling six-month cumulative excess returns (relative to the applicable benchmark) for the Funds and each of their respective sub-advisers, as part of their evaluation of investment performance. In regards to the appointment of Cardinal for the Optimum Small-Mid Cap Value Fund, the Board also reviewed the performance of the Cardinal Account. The following summarizes the performance results for each Fund and the Board’s view of such performance.
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Other Fund information
(Unaudited)
Optimum Fund Trust
Board consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at meeting held September 24-25, 2020 (continued)
Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Performance Universe for the 1- and 3-year periods, and in the second lowest performing quintile of its Performance Universe for the 5-year and 10-year periods. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the 3-year, 5-year, 10-year, and since-inception periods ended June 30, 2020. The Board discussed with Management the reasons for the Fund’s relative performance versus the Fund’s Lipper Performance Universe for the 5- and 10-year periods and noted that part of the underperformance during the periods was due to the Fund having a dedicated low duration sleeve. It was then noted that the Board had approved the elimination of the Fund’s dedicated low duration sleeve per Management’s recommendation in 2019. Given this change in portfolio positioning and given that the Fund’s performance has improved since the elimination of the low duration sleeve and had consistently outperformed its benchmark on a gross basis, the Trustees found the overall comparative performance results of the Fund to be acceptable.
Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the 1-year and 3-year periods, and to be in the highest performing quintile for the 5-year period, and to be in the middle quintile of its Performance Universe for the 10-year period. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the 5-year, 10-year, and since-inception periods ended June 30, 2020. Management noted that the Fund had particularly underperformed its peers and benchmarks during the market volatility of early 2020 caused by the COVID-19 pandemic. While recognizing the need for Management to continue to closely monitor the performance of the Fund as the international markets generally recovered from the initial effects of the pandemic, the Trustees found the overall comparative performance results of the Fund to be acceptable.
Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the 1-year, 3-year and 5-year periods, and to be in the middle performing quintile of its Performance Universe for the 10-year period. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the 10-year and since-inception periods ended June 30, 2020. Management noted to the Board that the Fund’s index (the Russell 1000 Growth Index) has become heavily weighted to a few, large technology companies. Given how well these technology companies have recently performed and given that active managers generally are relatively underweighted to these technology companies, Management observed that it has been very difficult for active managers to beat the Russell 1000 Growth Index in this market environment. Accordingly, Management also provided supplemental performance information showing that the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Morningstar peer group. Based on further discussions with Management, the Trustees found the overall comparative performance results of the Fund to be acceptable.
Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Performance Universe for the 1-year and 3-year periods, and to be in the second lowest performing quintile of its Performance Universe for the 5-year and 10-year periods. In addition, the Board noted that the Fund had outperformed its benchmark on a gross performance basis for the 1-year, 3-year, 5-year, 10-year, and since-inception periods ended June 30, 2020. Management also reminded the Board that Rothschild Asset Management Inc. (“Rothschild”) had been appointed as a sub-adviser to the Fund to replace Herndon Capital Management LLC in October 2016 and that the Fund’s performance has steadily improved over the past 4-years as evidenced by the Fund’s performance versus its benchmark. Accordingly, the Board found the overall comparative performance results of the Fund to be acceptable.
Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Performance Universe for the 1-year and 3-year periods, and on an annualized basis to be in the middle performing quintile of its Performance Universe for the 5-year period, and in the second lowest performing quintile of its Performance Universe for the 10-year period. In addition, the Board noted that the Fund had outperformed its benchmark on a gross basis for the 1-year, 3-year, and 5-year periods ended June 30, 2020, and slightly underperformed its benchmark on a gross basis for the 10-year and since-inception periods ended June 30, 2020. Management reminded the Trustees of the appointment in early 2016 of Columbus Circle Investors (“CCI”) and Peregrine

Capital Management, Inc. (“Peregrine”) as sub-advisers to the Fund to replace the Fund’s two prior sub-advisers. The Trustees noted that the Fund’s comparative performance results had improved for the 4-year period that coincides with CCI and Peregrine’s appointment as sub-advisers to the Fund. Accordingly, the Board found the overall comparative performance results of the Fund to be satisfactory.
Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest quintile of its Performance Universe for the 1-year period, and on an annualized basis to be in the lowest performing quintile of its Performance Universe for the 3-, 5-, and 10-year periods. Management noted supplementally that the Fund had outperformed the average performance of the Morningstar small value category for the 1-year and 3-year periods and noted that the Fund’s performance was in the second highest quintile for the 1-year period and in the middle quintile for the 3-year period versus this Morningstar category. Notwithstanding the Fund’s positive relative performance versus the Morningstar small value category, Management determined to take steps in an effort to improve Fund performance and accordingly recommended that Westwood be replaced by Cardinal. In connection with this recommendation, the Board reviewed the performance of the Cardinal Account and also reviewed a “combination analysis” showing various performance metrics that would have resulted from combining the performance of the Cardinal Account with the performance of LSV over various time periods. The Trustees noted Management’s belief that, based on the historical combination analysis, Cardinal’s approach to investing should add attractive diversification qualities to LSV’s style of investing and also showed Cardinal’s ability to add performance value versus the Optimum Small-Mid Cap Value Fund’s benchmark through stock selection. Although the Board was not satisfied with the historical comparative performance for the Fund, the Board believed that Management was taking appropriate actions to improve performance with its recommendation to appoint Cardinal as a sub-adviser to the Fund.
Comparative expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each unaffiliated sub-adviser were the product of arms-length negotiations between DMC and each such sub-adviser. The Board considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each unaffiliated sub-adviser, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.
In regards to considering the appropriateness of the sub-advisory fees to be charged by Cardinal on the Optimum Small-Mid Cap Value Fund, the Board was provided with a description of the fees to be charged by Cardinal under its Sub-Advisory Agreement for the Fund, which showed them to be lower than the sub-advisory fees charged by Westwood under its respective Sub-Advisory Agreement at the Fund’s current amount of assets under management. The Board discussed the impact that the differences in such sub-advisory fees would have on DMC’s profitability for the Fund. The Board also was provided with information showing that Cardinal’s sub-advisory fees for the Fund were competitive with those charged by Cardinal to other comparable investment companies or accounts it advises, and was informed by Management that Cardinal’s fees for the Fund were competitive with fees of other sub-advisers being considered as possible sub-advisers to the Fund. The Board also noted that the management fee paid by the Fund to DMC would stay the same at current asset levels.
Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each Fund’s most recent annual report which reflects historical asset levels which may be different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report rankings showed the actual total expenses (taking into account expense waivers) to be in the second highest quintile for the Optimum Fixed Income Fund versus its Lipper Expense Group and in the last quintile for the other five Optimum Funds versus their respective Lipper Expense Groups. The Lipper Report rankings also showed that actual investment management fees (taking into account expense waivers) of certain Funds were ranked more favorably in the Lipper Expense Group compared to the ranking of the Funds’ actual total expenses. In particular, the actual investment management fees for: the Optimum International Fund were in the second lowest expense quintile of its Lipper Expense Group, the Optimum Fixed Income Fund were in the middle expense quintile of its Lipper Expense Group, and the Optimum Large Cap Value Fund was also in the middle expense quintile of its respective Lipper Expense Groups. The Lipper Report also provided information on the actual total expenses (taking into account expense waivers) for each
(continues)

Other Fund information
(Unaudited)
Optimum Fund Trust
Board consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at meeting held September 24-25, 2020 (continued)
Fund versus a broader Lipper Expense Universe. This portion of the Lipper Report showed that, except for the Optimum Fixed Income Fund, the Funds’ actual total expense percentile rankings versus the Lipper Expense Universe improved as compared to the Funds’ rankings versus the Lipper Expense Group on a relative basis. In addition, Management provided supplemental expense information showing that the Funds’ actual total expenses were competitive versus other Funds managed by sub-advisors that are primarily distributed through an asset allocation platform. The Board also noted the favorable impact of the Fee Restructuring (as defined below) on the Funds’ actual total expense ratios.
The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding a designated percentage of the applicable Fund’s average daily net assets, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2021. The Trustees also noted that Management had in recent years agreed to various restructurings and overall reductions in fees charged to the Funds through several mechanisms, including a fee restructuring with regard to the investment management, administration and transfer agency fee schedules for each of the Funds to reduce the Funds’ total expenses going forward that became effective April 1, 2017 (the “Fee Restructuring”).
While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account the aforementioned Fee Restructurings.
DMC’s profitability; economies of scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the unaffiliated sub-advisers were the product of arms-length negotiations between DMC and each such sub-adviser, and the fees paid to each sub-adviser are paid by DMC and not the Funds. Information about Cardinal’s profitability from its relationship with the Optimum Small-Mid Cap Value Fund was not available because it had not begun to provide services to the Fund. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from recent SEC and other regulatory requirements. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers (including Cardinal) in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds’ assets grow, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines.
Board consideration of Optimum Large Cap Growth Fund Sub-Advisory Agreement at meeting held June 17-18, 2020
At the June Meeting, the Board, including a majority of the Independent Trustees, approved a new Sub-Advisory Agreement between DMC and ClearBridge (the “ClearBridge Sub-Advisory Agreement”), under which ClearBridge would continue to serve as a sub-adviser to Optimum Large Cap Growth Fund after the Transaction (as defined below). The decision to approve a new Sub-Advisory Agreement for ClearBridge arose from a “change of control” of ClearBridge, under applicable provisions of the Investment Company Act of 1940, following the purchase of Legg Mason, Inc. (ClearBridge’s prior, ultimate parent company) by Franklin Resources, Inc. (collectively, the “Transaction”).
Because ClearBridge was an existing sub-adviser to the Optimum Large Cap Growth Fund, the Board took into account information and materials furnished and discussed throughout the year at quarterly Board meetings with respect to ClearBridge, as well as information furnished specifically for the contract approval proposed at the June Meeting. Information furnished at Board meetings throughout the year included: an analysis by DMC (with the assistance of LPL) of the investment performance of ClearBridge and the portion of the Optimum Large Cap Growth Fund’s assets (i.e., sleeve of the Fund) it sub-advised; information comparing, among other things, the Optimum Large Cap Growth Fund’s investment performance with those of other mutual funds deemed comparable by Lipper Inc., an independent third-party analyst and subsidiary of Broadridge Inc.; and compliance reports and related certifications furnished by ClearBridge and DMC. Material furnished specifically in connection with the June Meeting and the review of the ClearBridge Sub-Advisory Agreement included: a memorandum from DMC reviewing the ClearBridge Sub-Advisory Agreement and the various services proposed to be rendered by ClearBridge; an analysis of ClearBridge’s performance on the Optimum Large Cap Growth Fund; a description of ClearBridge’s proposed sub-advisory fees under the ClearBridge Sub-Advisory Agreement showing their competitiveness with the fees charged by ClearBridge to other comparable accounts; information concerning ClearBridge’s organizational structure and the experience of its investment management personnel; a “due diligence” report describing various material items in relation to ClearBridge’s personnel, organization, and policies; copies of ClearBridge’s compliance policies and procedures and its Code of Ethics; a copy of the ClearBridge Sub-Advisory Agreement; and materials specifically discussing the Transaction.
In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. In this regard, the Independent Trustees reviewed with independent counsel their legal duties and obligations in connection with the approval of the ClearBridge Sub-Advisory Agreement and discussed, in detail, the matters related to such approval. The materials prepared by DMC specifically in connection with the approval of the ClearBridge Sub-Advisory Agreement were sent to the Independent Trustees in advance of the June Meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.
Nature, extent and quality of services. In considering the nature, extent, and quality of the services to be provided by ClearBridge, the Board specifically considered that the ClearBridge Sub-Advisory Agreement contains substantially similar provisions to those in the prior sub-advisory agreement with ClearBridge with respect to the Optimum Large Cap Growth Fund. The Board reviewed materials provided by ClearBridge regarding its experience and the qualifications of its personnel, and placed weight on ClearBridge’s representation that there were no planned changes with respect to ClearBridge’s personnel responsible for security selection and portfolio management of the portion of the Optimum Large Cap Growth Fund’s assets managed by ClearBridge in connection with the pending change of control. The quality of the services of ClearBridge was also considered primarily in respect to the investment performance of its sleeve of the Optimum Large Cap Growth Fund as described further in the “Investment Performance” section below. The Board was also satisfied with the adherence by ClearBridge with the investment policies and restrictions of the Optimum Large Cap Growth Fund, as well as their adherence to various Optimum Large Cap Growth Fund compliance and other procedures. Based upon these considerations, the Board determined that the nature, extent and quality of the services to be provided by ClearBridge under the ClearBridge Sub-Advisory Agreement were satisfactory.
Investment Performance. The Board placed significant emphasis on ClearBridge’s prior investment performance on its sleeve of the Optimum Large Cap Growth Fund. While consideration was given to performance reports and discussions throughout the year, particular attention in assessing performance was given to ClearBridge’s performance on its portion of the Optimum Large Cap Growth Fund to date relative to the Fund’s peers and benchmark. The Board was satisfied with such performance. As noted above, the Board placed weight on ClearBridge’s representation that there are no planned changes with respect to the ClearBridge personnel currently responsible for security selection and portfolio management of its portion of the Optimum Large Cap Growth Fund in connection with the Transaction. The Board believed such information and analysis evidenced the benefits to the Fund of retaining ClearBridge as a sub-advisor and the high quality of portfolio management services expected to be provided by ClearBridge under the ClearBridge Sub-Advisory Agreement.
Advisory fees; profitability; and economies of scale. The Board was provided with a description of the fees to be charged by ClearBridge under the ClearBridge Sub-Advisory Agreement, which showed them to be identical to the sub-advisory fees from the prior sub-advisory agreement with ClearBridge for the Optimum Large Cap Growth Fund. The Board also was provided with information showing that ClearBridge’s fees were competitive with those charged by ClearBridge to other comparable investment companies or accounts. The Board was informed that ClearBridge may receive certain fall-out benefits in connection with their relationship with the Optimum Large Cap Growth Fund, such as soft-dollar arrangements. The Board also noted that the management fee paid by the Fund to DMC would stay the same at current asset levels, and that DMC’s profitability is not expected to be impacted at current asset levels following approval of the ClearBridge Sub-Advisory Agreement. The Board was also provided with profitability information with respect to the portion of the Optimum Large Cap Growth Fund sub-advised by ClearBridge. The Trustees also noted that economies of scale are shared with the Optimum Large Cap Growth Fund and its shareholders through investment management fee breakpoints so that as the Optimum Large Cap Growth Fund grows in size, its effective investment management fee rate declines. Based upon such facts, the Board believed that the fees to be charged by ClearBridge under the ClearBridge Sub-Advisory Agreement were fair and reasonable in relation to the services being provided.
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About the organization
This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Board of trustees
Brett Wright
Head of Client Solutions Group, Macquarie
Asset Management − Americas
Robert Pettman
Executive Vice President, Product and
Platform Management
Robert J. Christian
Private Investor
Durant Adams Hunter
Managing Partner − Ridgeway Partners
Pamela J. Moret
Private Investor
Stephen P. Mullin
President − Econsult Solutions, Inc.
Robert A. Rudell
Private Investor
Jon Socolofsky
Private Investor
Susan M. Stalnecker
Senior Advisor − Boston Consulting
Group
Affiliated officers
David F. Connor
Senior Vice President,
General Counsel, and Secretary
Optimum Fund Trust
Philadelphia, PA
Daniel V. Geatens
Vice President, Treasurer,
and Chief Financial Officer
Optimum Fund Trust
Philadelphia, PA
Richard Salus
Senior Vice President
Optimum Fund Trust
Philadelphia, PA
Investment manager
Delaware Management Company, a series
of Macquarie Investment Management
Business Trust, Philadelphia, PA
National distributor
Delaware Distributors, L.P.
Philadelphia, PA
Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Investments Fund
Services Company
610 Market Street
Philadelphia, PA 19106-2354
For shareholders, securities dealers
and financial institutions
representatives
800 914-0278
Website
optimummutualfunds.com
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling
800 914-0278; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at optimummutualfunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(1395886)	Cat.#157083 11/20 SA-901-1120
Printed in the USA

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

BRETT W. WRIGHT
By:	Brett W. Wright
Title:	President and Chief Executive Officer
Date:	December 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BRETT W. WRIGHT
By:	Brett W. Wright
Date:	December 3, 2020

DANIEL V. GEATENS
By:	Daniel V. Geatens
Title:	Chief Financial Officer
Date:	December 3, 2020